                                                    Registration No. 2-95392
----------------------------------------------------------------------------
----------------------------------------------------------------------------


                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                       ____________________________


                             POST-EFFECTIVE

                            AMENDMENT NO. 19

                                  TO
                               FORM S-6


                         REGISTRATION STATEMENT
                                UNDER
                       THE SECURITIES ACT OF 1933

                         ----------------------

                      SELECT*LIFE VARIABLE ACCOUNT
                  (Exact Name of Unit Investment Trust)


                     RELIASTAR LIFE INSURANCE COMPANY
                         (Name of Depositor)


                       Kristen K. Lindberg, Esquire


                    ReliaStar Life Insurance Company
                      20 Washington Avenue South
                     Minneapolis, Minnesota 55401
       (Complete Address of Depositor's Principal Executive Offices)


                       ____________________________


    It is proposed that this filing will become effective

          immediately upon filing pursuant to paragraph (b) of Rule 485
    -----
      X   on, April 30, 1997 pursuant to paragraph (b) of Rule 485
    -----
          60 days after filing pursuant to paragraph (a) of Rule 485
    -----
          on, (date) pursuant to paragraph (a) of Rule 485
    -----





Registrant has chosen to register an indefinite amount of securities in accordance with Rule 24f-2. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on or about February 20, 1997.

                            SELECT*LIFE VARIABLE ACCOUNT

                               CROSS REFERENCE SHEET
                           (Reconciliation and Tie Sheet)


  Item Number of
   Form N-8B-2                    Heading in the Prospectus
-----------------                 -------------------------
      1                           Cover Page

      2                           Cover Page

      3                           Not Applicable

      4                           Distribution of the Policies

      5                           ReliaStar Life Insurance
                                  Company and The Variable Account

      6                           The Variable Account

      7                           Not Applicable

      8                           Not Applicable

      9                           Not Applicable

     10 Summary; Death Benefit; Payment and Allocation of Premiums; Death Benefit Guarantee; Accumulation Value; Sales Charge Refund; Policy Lapse and Reinstatement; Surrender Benefits; Investments of the Variable Account; Transfers; Policy Loans; Free Look and Conversion Rights; Voting Rights; General Provisions; Appendix A; Appendix B

     11                           Deductions and Charges; Investments of
                                  the Variable Account

     12                           Investments of the Variable Account

     13                           Deductions and Charges

     14                           The Policies; General Provisions;
                                  Distributions of the Policies

     15                           Payment and Allocation of Premiums;
                                  Investments of the Variable Account

  Item Number of
   Form N-8B-2                    Heading in the Prospectus
-----------------                 -------------------------
     16                           Payment and Allocation of Premiums;
                                  Surrender Benefits; Investments of the
                                  Variable Account

     17 Surrender Benefits; Policy Loans; Free Look and Conversion Rights; General Provisions

     18 The Variable Account; Investments of the Variable Account; Payment and Allocation of Premiums

     19                           Voting Rights; General Provisions

     20                           Not Applicable

     21                           Policy Loans

     22                           Not Applicable

     23                           Bonding Arrangements

     24                           Definitions; General Provisions

     25                           ReliaStar Life Insurance
                                  Company

     26                           Not Applicable


     27                           ReliaStar Life Insurance
                                  Company; Other Contracts Issued by Us


     28                           Management

     29                           ReliaStar Life Insurance
                                  Company

     30                           Not Applicable

     31                           Not Applicable

     32                           Not Applicable

     33                           Not Applicable

     34                           Not Applicable

     35                           Not Applicable

     36                           Not Applicable

  Item Number of
   Form N-8B-2                    Heading in the Prospectus
-----------------                 -------------------------
     37                           Not Applicable

     38                           Distribution of the Policies

     39                           Distribution of the Policies

     40                           Distribution of the Policies

     41                           Distribution of the Policies

     42                           Not Applicable

     43                           Not Applicable

     44                           Investments of the Variable Account;
                                  Payment and Allocation of Premiums;
                                  Deductions and Charges

     45                           Not Applicable

     46                           Investments of the Variable Account;
                                  Deductions and Charges

     47                           Investments of the Variable Account


     48                           ReliaStar Life Insurance
                                  Company; State Regulation


     49                           Not Applicable

     50                           The Variable Account

     51                           Cover Page; The Policies; Death Benefit;
                                  Payment and Allocation of Premiums;
                                  Deductions and Charges; Policy
                                  Lapse and Reinstatement; General
                                  Provisions; Free Look and Conversion
                                  Rights

     52                           Investments of the Variable Account

     53                           Federal Tax Matters

     54                           Not Applicable

     55                           Not Applicable

     56                           Not Applicable

     57                           Not Applicable

  Item Number of
   Form N-8B-2                    Heading in the Prospectus
-----------------                 -------------------------
     58                           Not Applicable

     59                           Financial Statements

SELECT*LIFE I


                                        April 30, 1997 Prospectus


                                                 FLEXIBLE PREMIUM
                                                         VARIABLE
                                                   LIFE INSURANCE
                                                           POLICY



RELIASTAR LIFE INSURANCE COMPANY

                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401
                        -------------------------------


               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                   ISSUED BY
                          SELECT*LIFE VARIABLE ACCOUNT
                                       OF
                        RELIASTAR LIFE INSURANCE COMPANY



    This Prospectus describes a flexible premium variable life insurance policy (the "Policy") offered by ReliaStar Life Insurance Company ("we", "us", "our" or the "Company"). This Policy, as long as it remains in force, is designed to provide lifetime insurance protection up to Age 95. It also is designed to provide maximum flexibility in connection with premium payments and death benefits by giving the Policy owner ("you", "your") the opportunity to allocate net premiums among investment alternatives with different investment objectives. A Policy owner may, subject to certain restrictions, including limitations on premium payments, vary the frequency and amount of premium payments and increase or decrease the level of death benefits payable under the Policy. This flexibility allows a Policy owner to provide for changing insurance needs under a single insurance contract.



    The Policy provides for a death benefit payable at the Insured's death. As long as the Policy remains in force, the death benefit will never be less than the current Face Amount less any Policy loans and unpaid charges. The minimum Face Amount of the Policy is currently $25,000. The Face Amount may be increased, subject to certain limitations, provided that the increase is not less than $5,000. Generally, the Policy will remain in force as long as the Policy's Cash Surrender Value (that is, the amount that would be paid to you upon surrender of the Policy) is sufficient to pay certain monthly charges imposed in connection with the Policy (including the cost of insurance and certain administrative charges). In addition, the Policy will remain in force until the Insured reaches Age 65 (or five Policy Years, if longer), without regard to the Cash Surrender Value, if on each Monthly Anniversary the total premiums paid on the Policy, less any partial withdrawals and Policy loans, equals or exceeds the total required Minimum Monthly Premium payments specified in your Policy (which is a feature of the Policy called the "Death Benefit Guarantee"). Under certain circumstances, partial withdrawals may not be deducted from premiums paid for the purposes of the Death Benefit Guarantee.



    Net  premiums  paid  under  the  Policy  are  allocated,  according  to your instructions, either to the Select*Life Variable Account (the "Variable Account"), which is one of our separate accounts, or to our General Account (the "Fixed Account"). Any amounts allocated to the Variable Account will be allocated to one or more Sub-Accounts of the Variable Account. The assets of each Sub-Account will be invested solely in the shares of one of the five portfolios of the Variable Insurance Products Fund ("VIP"), in one of the three portfolios of the Variable Insurance Products Fund II ("VIP II"), or in one of four funds available through Putnam Variable Trust (collectively the "Funds"). The accompanying prospectus for each of the Funds describes the investment objectives and attendant risks of each of the Funds and portfolios.


                            (Continued on next page)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. A CURRENT PROSPECTUS FOR EACH OF THE FUNDS MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.



THE DATE OF THIS PROSPECTUS IS APRIL 30, 1997.



N700.84k

    If net premiums are allocated to the Variable Account, the amount of the Policy's death benefit may, and the Policy's Accumulation Value (that is, the total amount that a Policy provides for investment at any time) will, reflect the investment performance of the Sub-Accounts of the Variable Account that you select. You bear the entire investment risk for any amounts allocated to the Variable Account; no minimum Accumulation Value in the Variable Account is guaranteed. Regardless of how net premiums are allocated, the Policy's death benefit may, and the Policy's Accumulation Value will, also depend upon the frequency and amount of premiums paid, any partial withdrawals, loans, and the charges and deductions assessed in connection with the Policy.


    The Policy provides for two types of "free look" periods, one after the issuance of the Policy and the other after any requested increase in the Face Amount. See "Free Look and Conversion Rights -- Free Look Rights".

    THE CHARGES IMPOSED UPON EARLY SURRENDER OR LAPSE WILL BE SIGNIFICANT. FOR EXAMPLE, IF YOU MAKE PREMIUM PAYMENTS NO GREATER THAN THE MINIMUM MONTHLY PREMIUM PAYMENTS SPECIFIED IN YOUR POLICY, YOU CAN EXPECT THAT DURING AT LEAST THE EARLY POLICY YEARS, ALL OR SUBSTANTIALLY ALL OF YOUR PREMIUM PAYMENTS WILL BE REQUIRED TO PAY THE SURRENDER CHARGE AND OTHER CHARGES ASSOCIATED WITH THE POLICY. AS A RESULT, YOU SHOULD PURCHASE A POLICY ONLY IF YOU HAVE THE FINANCIAL CAPABILITY TO KEEP IT IN FORCE FOR A SUBSTANTIAL PERIOD. ALSO, CHARGES IMPOSED UPON SURRENDER OR THE LAPSE OF THE POLICY WILL USUALLY EXCEED THE ACCUMULATION VALUE OF THE POLICY DURING THE EARLY POLICY YEARS, WHICH MEANS THAT PAYMENTS SUFFICIENT TO MAINTAIN THE DEATH BENEFIT GUARANTEE WILL BE REQUIRED TO AVOID LAPSE DURING THIS PERIOD OF TIME. THESE SAME CONSIDERATIONS APPLY AFTER A REQUESTED INCREASE IN FACE AMOUNT, WHICH CREATES THE POSSIBILITY OF ADDITIONAL CHARGES UPON SURRENDER OR LAPSE OF THE POLICY. SEE "PAYMENT AND ALLOCATION OF PREMIUMS -- AMOUNT AND TIMING OF PREMIUMS", "DEATH BENEFIT GUARANTEE AND "DEDUCTIONS AND CHARGES -- SURRENDER CHARGE".

    REPLACING EXISTING INSURANCE WITH A POLICY DESCRIBED IN THIS PROSPECTUS MAY NOT BE TO YOUR ADVANTAGE. IN ADDITION, IT MAY NOT BE TO YOUR ADVANTAGE TO PURCHASE THIS POLICY TO OBTAIN ADDITIONAL INSURANCE PROTECTION IF YOU ALREADY OWN ANOTHER FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OR SOLICITATION IN ANY JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE ACCOMPANYING FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED.

    THIS ENTIRE PROSPECTUS SHOULD BE READ TO COMPLETELY UNDERSTAND THE POLICY BEING OFFERED.

    THE PRIMARY PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN THE POLICY. NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

DEFINITIONS ............................................................ 6

PART 1. SUMMARY

How does the Policy compare to traditional life insurance? ............ 10
What is the Death Benefit? ............................................ 10
What flexibility do you have to adjust the amount of the Death
 Benefit? ............................................................. 10
What is the Death Benefit Guarantee? .................................. 10
If the Death Benefit Guarantee is not in effect, what will cause the
 Policy to lapse? ..................................................... 11
What is the Fixed Account? ............................................ 11
What is the Variable Account? ......................................... 11
What are the minimum and maximum premium payments allowed? ............ 11
How are premiums allocated to the investment options? ................. 11
Who are the investment advisers of the Funds? ......................... 11
What are the charges against the Variable Account? .................... 11
What are the investment advisory fees and their Fund expenses? ........ 11
What charges do we make against each premium payment? ................. 12
What charges do we make against the Accumulation Value? ............... 12
What charges do we make upon lapse or total surrender of the Policy? ...13
What is the value of the Policy if you surrender it? .................. 13
Can you make partial withdrawals? ..................................... 13
What are the free look and conversion rights? ......................... 13
Can you transfer between the Sub-Accounts and/or the Fixed Account? ... 14
Can you borrow against the value of the Policy? ....................... 14
Are Death Benefit proceeds taxable income to the beneficiary? ......... 14
Are Accumulation Value increases included in your taxable income? ..... 14
Will exercising certain Policy rights have tax consequences? .......... 14
Who sells the Policies? ............................................... 14

PART 2. DETAILED INFORMATION

ReliaStar Life Insurance Company ...................................... 15
The Variable Account .................................................. 15
Performance Information ............................................... 15
The Policies .......................................................... 16
Death Benefit ......................................................... 16
  Death Benefit Options ............................................... 16
  Which Death Benefit Option to Choose ................................ 19
  Requested Changes in Face Amount .................................... 19
  Insurance Protection ................................................ 20
  Change in Death Benefit Option ...................................... 21
  Accelerated Benefit Rider ........................................... 21
Payment and Allocation of Premiums .................................... 22
  Issuing the Policy .................................................. 22
  Allocation of Premiums .............................................. 23
  Amount and Timing of Premiums ....................................... 23
  Planned Periodic Premiums ........................................... 24
  Unscheduled Additional Premiums ..................................... 24
  Paying Premiums by Mail ............................................. 24
Death Benefit Guarantee ............................................... 24
  Requirements ........................................................ 25
Accumulation Value .................................................... 25
Deductions and Charges ................................................ 26
  Premium Expense Charge .............................................. 26
  Monthly Deduction ................................................... 27
  Surrender Charge .................................................... 27
  Partial Withdrawal and Transfer Charges ............................. 30
  Reduction of Charges ................................................ 30
Sales Charge Refund ................................................... 30
Policy Lapse and Reinstatement ........................................ 31

Surrender Benefits .................................................... 32
  Total Surrender ..................................................... 32
  Partial Withdrawal .................................................. 32
Transfers ............................................................. 33
Dollar Cost Averaging Service ......................................... 34
Portfolio Rebalancing Service ......................................... 34
Policy Loans .......................................................... 35
Free Look and Conversion Rights ....................................... 37
  Free Look Rights .................................................... 37
  Conversion Rights ................................................... 37
Investments of the Variable Account ................................... 38
  Fidelity's Variable Insurance Products Fund (VIP):
    Money Market Portfolio ............................................ 38
    High Income Portfolio ............................................. 38
    Equity-Income Portfolio ........................................... 39
    Growth Portfolio .................................................. 39
    Overseas Portfolio ................................................ 39
  Fidelity's Variable Insurance Products Fund II (VIP II):
    Asset Manager Portfolio ........................................... 39
    Investment Grade Bond Portfolio ................................... 39
    Index 500 Portfolio ............................................... 39
  Putnam Variable Trust:
    Putnam VT Diversified Income Fund ................................. 39
    Putnam VT Growth and Income Fund .................................. 39
    Putnam VT Utilities Growth and Income Fund ........................ 39
    Putnam VT Voyager Fund ............................................ 39
  Addition, Deletion, or Substitution of Investments .................. 39
Voting Rights ......................................................... 40
General Provisions .................................................... 40
  Benefits at Age 95 .................................................. 40
  Ownership ........................................................... 40
  Proceeds ............................................................ 41
  Beneficiary ......................................................... 41
  Postponement of Payments ............................................ 41
  Settlement Options .................................................. 41
  Incontestability .................................................... 42
  Misstatement of Age and Sex ......................................... 42
  Adjustment of Proceeds .............................................. 42
  Suicide ............................................................. 42
  Termination ......................................................... 43
  Amendment ........................................................... 43
  Reports ............................................................. 43
  Dividends ........................................................... 43
  Collateral Assignment ............................................... 43
  Optional Insurance Benefits ......................................... 43
Federal Tax Matters ................................................... 44
  Policy Proceeds ..................................................... 44
  Taxation of Distributions ........................................... 45
  Taxation of Policies Held by Pension and Certain Deferred Compensation
   Plans .............................................................. 45
  Taxation of ReliaStar Life Insurance Company ........................ 46
  Other Considerations ................................................ 46
Legal Developments Regarding Employment -- Related Benefit Plans ...... 46
Distribution of the Policies .......................................... 46
Management ............................................................ 47
  Directors ........................................................... 47
  Executive Officers .................................................. 48
State Regulation ...................................................... 49
Montana Residents ..................................................... 49
Legal Proceedings ..................................................... 49

Bonding Arrangements .................................................. 49
Legal Matters ......................................................... 49
Experts ............................................................... 49
Registration Statement Contains Further Information ................... 49
Financial Statements .................................................. 50
Appendix A -- The Fixed Account ...................................... A-1
Appendix B -- Calculation of Accumulation Value ...................... B-1
Appendix C -- Illustration of Accumulation Values, Surrender Charges,
                           Cash Surrender Values and Death Benefits ...C-1
Appendix D -- Maximum Contingent Deferred Administrative Charges
              Per $1,000 of Face Amount .............................. D-1
Appendix E -- Maximum Contingent Deferred Sales Charges Per $1,000 of Face
              Amount ................................................. E-1
Appendix F -- Surrender Charge Guideline Per $1,000 of Face Amount ... F-1

Fund Prospectuses
  Fidelity's Variable Insurance Products Fund (VIP):
    Money Market Portfolio ......................................... VIP-1
    High Income Portfolio .......................................... VIP-1
    Equity-Income Portfolio ........................................ VIP-1
    Growth Portfolio ............................................... VIP-1
    Overseas Portfolio ............................................. VIP-1
  Fidelity's Variable Insurance Products Fund II (VIP II):
    Investment Grade Bond Portfolio .............................. VIPII-1
    Asset Manager Portfolio ...................................... VIPII-1
    Index 500 Portfolio .......................................... VIPII-1
  Putnam Variable Trust:
    Putnam VT Diversified Income Fund ........................ Putnam VT-1
    Putnam VT Growth and Income Fund ......................... Putnam VT-1
    Putnam VT Utilities Growth and Income Fund ............... Putnam VT-1
    Putnam VT Voyager Fund ................................... Putnam VT-1

DEFINITIONS

ACCUMULATION VALUE. The total value attributable to a specific Policy, equals the sum of the Variable Accumulation Value (the total of the values in each
   Sub-Account of the Variable Account) and the Fixed Accumulation Value (the value in the Fixed Account).

AGE. The Insured's age at the last birthday determined as of the beginning of each Policy Year.

CASH SURRENDER VALUE. The Accumulation Value less any Surrender Charge, Loan Amount, and unpaid Monthly Deductions.

CODE. Internal Revenue Code of 1986, as amended.


CONTINGENT DEFERRED ADMINISTRATIVE CHARGE. A contingent deferred charge to reimburse us for expenses incurred in issuing the Policy. The Contingent
   Deferred Administrative Charge will only be imposed upon total surrender or lapse of the Policy during the first 15 Policy Years and during the first 15 years following any requested increase in Face Amount. The sum of this charge and the Contingent Deferred Sales Charge is the Surrender Charge. See "Deductions and Charges -- Surrender Charge" at page 26.



CONTINGENT DEFERRED SALES CHARGE. A contingent deferred charge to reimburse us for expenses relating to the distribution of the Policy. The Contingent Deferred
   Sales Charge will only be imposed upon total surrender or lapse of the Policy during the first 15 Policy Years and during the first 15 years following any requested increase in Face Amount. The sum of this charge and the Contingent Deferred Administrative Charge is the Surrender Charge. See "Deductions and Charges -- Surrender Charge" at page 26.



DEATH BENEFIT. The amount determined under the applicable Death Benefit Option (the Level Amount Option or the Variable Amount Option). The proceeds payable to the beneficiary of the Policy upon the death of the Insured under either Death Benefit Option will be reduced by any Loan Amount and any unpaid Monthly Deductions. See "Death Benefit" at page 16.



DEATH BENEFIT GUARANTEE. A feature of the Policy guaranteeing that the Policy will not lapse before the Insured reaches Age 65 (or five Policy Years, if longer) if, on each Monthly Anniversary, the total premiums paid on the Policy, less any partial withdrawals and any Loan Amount, equals or exceeds the total required Minimum Monthly Premium payments specified in your Policy. Under certain circumstances, partial withdrawals may not be deducted from premiums paid for the purposes of the Death Benefit Guarantee. See "Death Benefit Guarantee" at page 24.



DEATH BENEFIT GUARANTEE CHARGE. A monthly charge to compensate us for the risk we assume in providing the Death Benefit Guarantee. This charge is deducted for each Policy Month the Death Benefit Guarantee is in effect and is part of the Monthly Deduction. The amount of this charge is $.01 per $1,000 of Face Amount. See "Death Benefit Guarantee" at page 24 and "Deductions and Charges -- Monthly Deduction" at page 27.



DEATH BENEFIT OPTION. Either of two death benefit options available under the Policy (the Level Amount Option and the Variable Amount Option). See "Death
   Benefit -- Death Benefit Options" at page 16.



FACE AMOUNT. The minimum Death Benefit under the Policy as long as the Policy remains in force. See "Death Benefit" at page 16.



FIXED ACCOUNT. The assets of ReliaStar Life Insurance Company other than those allocated to the Variable Account or any other separate account. See Appendix A.



FIXED ACCUMULATION VALUE. The value attributable to a specific Policy to the extent such amount is attributable to the Fixed Account (our General Account).
   Unlike the Variable Accumulation Value, the Fixed Accumulation Value will not reflect the investment performance of the Funds. See "Accumulation Value" at page 25 and Appendix B.


FUNDS.   Any  open-end management investment  company (or  portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests as described herein.

INSURED. The person upon whose life the Policy is issued.

ISSUE DATE. The date insurance coverage under a Policy begins.

LEVEL AMOUNT OPTION. One of two Death Benefit Options available under the Policy. Under this option, the Death Benefit is the greater of the current Face
   Amount or the applicable percentage of Accumulation Value on the Valuation Date on or next following the date of the Insured's death. See "Death Benefit -- Death Benefit Options" at page 16.


LOAN AMOUNT. The sum of all unpaid Policy loans including unpaid interest due.

MINIMUM FACE AMOUNT. The minimum Face Amount shown in the Policy (currently $25,000).


MINIMUM MONTHLY PREMIUM. A monthly premium amount specified in the Policy and determined by us at issuance of the Policy. The initial Minimum Monthly Premium will depend upon the Insured's sex, Age at issue, Rate Class, optional insurance benefits added by rider, and the initial Face Amount. A requested increase or decrease in the Face Amount, a change in the Death Benefit Option, or the addition or termination of a Policy rider will change the Minimum Monthly Premium. The Minimum Monthly Premium determines the payments required to maintain the Death Benefit Guarantee. See "Death Benefit Guarantee" at page 24.



MONTHLY ANNIVERSARY. The same date in each succeeding month as the Policy Date. The first Monthly Anniversary is on the Policy Date. Whenever the Monthly
   Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be considered to be the next Valuation Date.



MONTHLY DEDUCTION. A monthly charge deducted from the Accumulation Value of the Policy. This charge includes the cost of insurance, the Monthly Expense Charge, the Death Benefit Guarantee Charge, and any charges for optional insurance benefits. See "Deductions and Charges -- Monthly Deduction" at page 27.



MONTHLY EXPENSE CHARGE. A monthly charge to reimburse us for expenses incurred in administering the Policy. This charge is part of the Monthly Deduction. The amount of this charge is $3.50 per month plus $.01 per $1,000 of Face Amount. See "Deductions and Charges -- Monthly Deduction" at page 27.



MORTALITY AND EXPENSE RISK CHARGE. A daily charge deducted only from amounts in the Variable Account to compensate us for certain mortality and expense risks we assume under the Policy. The Mortality and Expense Risk Charge will be an annual rate of .80 of 1% (.80%) of the Variable Accumulation Value of the Policy. See "Deductions and Charges -- Mortality and Expense Risk Charge" at page 29.



NET PREMIUM. The gross premium less a Premium Expense Charge of 5%, which consists of a sales charge of 2.50% and a premium tax charge of 2.50%. We may in the future also make a charge of up to $2.00 per premium payment to reimburse us for the cost of collecting and processing premiums. See "Deductions and Charges -- Premium Expense Charge" at page 26.



PUTNAM VARIABLE TRUST.
   Putnam VT Diversified Income Fund


   Putnam VT Growth and Income Fund


   Putnam VT Utilities Growth and Income Fund


   Putnam VT Voyager Fund



PLANNED PERIODIC PREMIUM. The scheduled premium selected by you of a level amount at a fixed interval. The initial Planned Periodic Premium you select will be shown in the Policy. See "Payment and Allocation of Premiums -- Planned Periodic Premiums" at page 24.


POLICY, POLICIES. The flexible premium variable life insurance Policy offered by us and described in this Prospectus.

POLICY ANNIVERSARY. The same date in each succeeding year as the Policy Date. Whenever the Policy Anniversary falls on a date other than a Valuation Date, the
   Policy Anniversary will be considered to be the next Valuation Date.

POLICY DATE. The Policy Date is used in determining Policy Years, Policy Months, Monthly Anniversaries, and Policy Anniversaries. The Policy Date will be shown in the Policy.

POLICY MONTH. A month beginning on the Monthly Anniversary.

POLICY YEAR. A year beginning on the Policy Anniversary.

PREMIUM EXPENSE CHARGE. An amount deducted from each premium payment. The Premium Expense Charge is currently 5% of each premium payment, which consists of a sales charge of 2.50% and a premium tax charge of 2.50%. We may in the future also make a charge of up to $2.00 per premium payment to reimburse us for the cost of collecting and processing premiums. See "Deductions and Charges -- Premium Expense Charge" at page 26.


RATE CLASS. A group of Insureds we determine based on our expectation that they will have similar mortality experience.


SALES CHARGE REFUND. An amount designated as Sales Charge Refund may exist during the first two Policy Years or during any 24-month period following a requested increase in Face Amount. Any such Sales Charge Refund will be applied to supplement the Cash Surrender Value so as to continue the Policy in force for some months during either of these 24-month periods if there is insufficient Cash Surrender Value to cover Monthly Deductions. The Sales Charge Refund, if any, to the extent not so applied, will be refunded upon total surrender of the Policy during either of these 24-month periods. See "Sales Charge Refund" at page 30.


SEC. Securities and Exchange Commission.

SIGNATURE GUARANTEE. A guarantee of your signature by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by
   a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with us.

SUB-ACCOUNT. A sub-division of the Variable Account. Each Sub-Account invests exclusively in the shares of a specified Fund.

SURRENDER CHARGE. A charge imposed upon total surrender or lapse of the Policy during the first 15 Policy Years and the first 15 years following any requested increase in Face Amount. The Surrender Charge consists of the Contingent Deferred Administrative Charge and the Contingent Deferred Sales Charge. See "Deductions and Charges -- Surrender Charge" at page 27.


SURRENDER CHARGE GUIDELINE. An amount used in calculating Sales Charge Refunds (see "Sales Charge Refund" at page 30) and in calculating the sales charge on requested increases in Face Amount (see "Deductions and Charges -- Surrender Charge -- Contingent Deferred Sales Charge" at page 27). The Surrender Charge Guideline will equal the amount obtained by dividing the Face Amount or the amount of a requested increase, as the case may be, by $1,000, and multiplying the result by the applicable factor from Appendix F. The Surrender Charge Guideline factors included in Appendix F are based on certain provisions of Rule 6e-3(T), adopted by the SEC.


UNIT VALUE. The unit measure by which the value of the Policy's interest in each Sub-Account is determined. See Appendix B.


VALUATION DATE. Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account Corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; President's Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day.


VALUATION PERIOD. The period between two successive Valuation Dates, commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date. See Appendix B.

VARIABLE ACCOUNT. Select*Life Variable Account, a separate investment account established by us to receive and invest Net Premiums paid under the Policy. See
   "The Variable Account" at page 14.

VARIABLE ACCUMULATION VALUE. The value attributable to a specific Policy to the extent such amount is attributable to the Variable Account. See "Accumulation
   Value" and Appendix B.


VARIABLE AMOUNT OPTION. One of two Death Benefit Options available under the Policy. Under this option, the Death Benefit is the greater of the Face Amount plus the Accumulation Value of the Policy, or the applicable percentage of Accumulation Value on the Valuation Date on or next following the date of the Insured's death. See "Death Benefit -- Death Benefit Options" at page 16.

VIP. Variable Insurance Products Fund

   Money Market Portfolio
   High Income Portfolio
   Equity-Income Portfolio
   Growth Portfolio
   Overseas Portfolio


VIP II. Variable Insurance Products Fund II

   Investment Grade Bond Portfolio
   Asset Manager Portfolio
   Index 500 Portfolio


WE, US, OUR, OR THE COMPANY. ReliaStar Life Insurance Company.


YOU, YOUR. The Policy owner as designated in the application for the Policy or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy owner. A collateral assignee is not the Policy owner.

PART 1. SUMMARY

    This is a brief summary of the Policy's features. More detailed information follows later in this Prospectus.

HOW DOES THE POLICY COMPARE TO TRADITIONAL LIFE INSURANCE?
    Like traditional life insurance:

    - The Policy provides a guaranteed minimum amount of life insurance coverage.

    - As long as you meet the requirements for the Death Benefit Guarantee, your Policy will remain in force until the Insured reaches Age 65 (or five Policy Years, if longer).

    - You can surrender the Policy while the Insured is living and receive its Cash Surrender Value.

    - The Policy has a loan value.

    - The Fixed Accumulation Value is guaranteed.

    Unlike traditional life insurance:

    - You choose where the Net Premiums for the Policy are invested.

    - You may transfer existing values among the investment options.

    - The Variable Accumulation Value may increase or decrease based on the investment performance of the Funds you select.

    - You choose between two Death Benefit Options.

    - You choose the amount and frequency of your premium payments.

    - After  the  second Policy  Year,  you can  increase  or decrease  the Face
      Amount.

WHAT IS THE DEATH BENEFIT?

    You choose one of two Death Benefit Options -- the Level Amount Option or the Variable Amount Option. The Death Benefit under the Level Amount Option is the greater of the Face Amount or the applicable percentage of Accumulation Value on the Valuation Date on or the next following Valuation Date following the Insured's death. The Death Benefit under the Variable Amount Option is equal to the greater of the Face Amount plus the Accumulation Value, or the applicable percentage of Accumulation Value on the Valuation Date on or next following the date of the Insured's death. See "Death Benefit".


    The  proceeds  payable upon  the  death of  the  Insured under  either Death
Benefit Option will be reduced by any Loan Amount and any unpaid Monthly Deductions.

    The Death Benefit will never be less than the Face Amount as long as the Policy is in force and there is no Loan Amount or unpaid Monthly Deductions.

    Under certain circumstances a part of the Death Benefit may be paid to you when the Insured has been diagnosed as having a terminal illness. See "Accelerated Benefit Rider".

WHAT FLEXIBILITY DO YOU HAVE TO ADJUST THE AMOUNT OF THE DEATH BENEFIT?

    Although we reserve the right to limit increases and decreases during the first two policy years, you have flexibility to adjust the Death Benefit by increasing or decreasing the Face Amount. You cannot decrease the Face Amount below the Minimum Face Amount shown in the Policy. Any increase in the Face Amount may require additional evidence of insurability satisfactory to us and will result in additional charges. See "Death Benefit -- Requested Changes in Face Amount".



    Generally, you may also change the Death Benefit Option at any time. See "Death Benefit -- Change in Death Benefit Option".


    For a discussion of available techniques to adjust the amount of insurance protection to satisfy changing insurance needs, see "Death Benefit -- Insurance Protection".

WHAT IS THE DEATH BENEFIT GUARANTEE?
    Until the Insured reaches Age 65 (or five Policy Years, if longer), if you meet the requirements for the Death Benefit Guarantee we will not lapse your Policy, even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. See "Death Benefit Guarantee".

IF THE DEATH BENEFIT GUARANTEE IS NOT IN EFFECT, WHAT WILL CAUSE THE POLICY TO LAPSE?
    The Policy will only lapse if (a) the Loan Amount is greater than the Accumulation Value plus any Sales Charge Refund reduced by the applicable Surrender Charge, or (b) the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due, and in both cases if a grace period of 61 days expires without a sufficient payment. The Policy thus differs in two important respects from traditional life insurance. First, the failure to pay a Planned Periodic Premium will not automatically cause the Policy to lapse. Second, even if Planned Periodic Premiums have been paid, the Policy may lapse. See "Policy Lapse and Reinstatement -- Lapse".

WHAT IS THE FIXED ACCOUNT?
    The Fixed Account consists of all of our assets other than those in our separate accounts (including the Variable Account). We credit interest of at least 4% per year on any amounts you have in the Fixed Account. From time to time we may guarantee interest in excess of 4%. Interests in the Fixed Account have not been registered under the Securities Act of 1933 nor is the Fixed Account subject to the restrictions of the Investment Company Act of 1940. See Appendix A.

WHAT IS THE VARIABLE ACCOUNT?
    The Select*Life Variable Account is one of our separate accounts. Only premiums from our variable life insurance policies are invested in the Variable Account. See "The Variable Account".


    The Variable Account is divided into Sub-Accounts. Premiums allocated to each Sub-Account are invested in shares, at net asset value, of the Fund related to that Sub-Account. The Variable Accumulation Value of the Policy will vary with, among other things, the investment performance of the Funds to which Policy premiums are allocated and the charges deducted from the Variable Accumulation Value. See "Accumulation Value".


WHAT ARE THE MINIMUM AND MAXIMUM PREMIUM PAYMENTS ALLOWED?
    With certain restrictions, you can choose when you pay premiums and how much each payment will be. In most cases, however, payment of cumulative premiums sufficient to maintain the Death Benefit Guarantee will be required to keep the Policy in force during at least the first several Policy Years (see "Death Benefit Guarantee"). We may choose not to accept a payment of less than $25.00. We do, however, reserve the right to limit the amount of any payment and certain maximum limits apply. We will return to you any premium paid to the extent that total premiums paid, both scheduled and unscheduled, would exceed the current maximum premium payments allowed for life insurance under Federal tax law. See "Payment and Allocation of Premiums -- Amount and Timing of Premiums".

HOW ARE PREMIUMS ALLOCATED TO THE INVESTMENT OPTIONS?
    You choose the premium allocation on the application. You can allocate premiums to the Fixed Account and/or one or more Sub-Accounts of the Variable Account. The initial allocation remains in effect for any future premium payments until you change it. See "Payment and Allocation of Premiums -- Allocation of Premiums".


WHO ARE THE INVESTMENT ADVISERS OF THE FUNDS?


    Fidelity Management & Research Company is the investment adviser of VIP's five portfolios and of VIP II's three portfolios.



    Putnam Investment Management, Inc. ("Putnam Management") is the investment adviser of Putnam Variable Trust's four funds.



WHAT ARE THE CHARGES AGAINST THE VARIABLE ACCOUNT?


    Certain charges will be deducted as a percentage of the value of the net assets of the Variable Account. These charges will not be deducted from assets in the Fixed Account.



    TAXES. Currently no charge is made to the Variable Account for Federal income taxes that may be attributable to the Variable Account. We may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Variable Account may also be made.



WHAT ARE THE INVESTMENT ADVISORY FEES AND THEIR FUND EXPENSES?


    Because the Variable Account purchases shares of the Funds, the net asset value of the investments of the Variable Account will reflect the investment advisory fees and other expenses incurred by the Funds. Set forth below is information provided by each Fund on its total 1996 annual expenses as a percentage of the Fund's average net assets. For more information concerning these expenses, see the prospectuses for the Funds that accompany this Prospectus.



                                                                                 Total Investment
                                                                     Other          Fund Annual
                                                Management Fees    Expenses          Expenses
                                                ---------------  -------------  -------------------
VIP Money Market Portfolio....................         0.21%           0.09%             0.30%
VIP High Income Portfolio.....................         0.59%           0.12%             0.71%
VIP Equity-Income Portfolio (a)...............         0.51%           0.07%             0.58%
VIP Growth Portfolio (a)......................         0.61%           0.08%             0.69%
VIP Overseas Portfolio (a)....................         0.76%           0.17%             0.93%

VIP II Asset Manager Portfolio (a)............         0.64%           0.10%             0.74%
VIP II Investment Grade Bond Portfolio........         0.45%           0.13%             0.58%
VIP II Index 500 Portfolio (b)................         0.13%           0.15%             0.28%

Putnam VT Diversified Income Fund.............         0.70%           0.13%             0.83%
Putnam VT Growth and Income Fund..............         0.49%           0.05%             0.54%
Putnam VT Utilities Growth and Income Fund
 (c)..........................................         0.69%           0.09%             0.78%
Putnam VT Voyager Fund........................         0.57%           0.06%             0.63%



(a) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodan and transfer agent whereby interest earned on univested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for Equity Income Portfolio, .67% for Growth Portfolio, .92% for Overseas Portfolio and .73% for Asset Manager Portfolio.



(b) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the funds' management fee, other expenses and total expenses would have been .28%, .15% and .43% respectively.



(c) On July 11, 1996, shareholders approved an increase in the fees payable to Putnam Management under the Management Contract for Putnam VT Utilities Growth and Income Fund. The management fees and total expenses shown in the table have been restated to reflect the increase. Actual management fees and total expenses were 0.64% and 0.73%, respectively.


WHAT CHARGES DO WE MAKE AGAINST EACH PREMIUM PAYMENT?
    We deduct an amount (the Premium Expense Charge) from each premium and credit the remaining premium (the Net Premium) to the Fixed Account or to the Variable Account in accordance with your instructions. The Premium Expense Charge is 5% of each premium payment, which consists of a sales charge of 2.50% and a premium tax charge of 2.50%. Although we do not currently do so, we may choose to make an additional charge of up to $2.00 per premium payment as part of the Premium Expense Charge to reimburse us for premium processing expenses. See "Deductions and Charges -- Premium Expense Charge".

WHAT CHARGES DO WE MAKE AGAINST THE ACCUMULATION VALUE?
    The Accumulation Value of the Policy is subject to several charges -- the Monthly Deduction, the Mortality and Expense Risk Charge, and transfer and partial withdrawal charges. Only the Variable Accumulation Value is subject to the Mortality and Expense Risk Charge.

    The Monthly Deduction will be deducted monthly from both the Fixed Accumulation Value and the Variable Accumulation Value and includes the cost of insurance, the Monthly Expense Charge, the Death Benefit Guarantee Charge and charges for optional insurance benefits. The cost of insurance will be determined by multiplying the applicable cost of insurance rate(s) by the net amount at risk. The Monthly Expense Charge will be $3.50 per month plus $.01 per $1,000 of Face Amount. The Death Benefit Guarantee Charge will be $.01 per $1,000 of Face Amount for each month the Death Benefit Guarantee is in effect. The charges for optional insurance benefits will vary depending upon the benefit(s) selected. See "Deductions and Charges -- Monthly Deduction".

    The Mortality and Expense Risk Charge will be deducted daily from the Variable Accumulation Value only. The Mortality and Expense Risk Charge will be equal to, on an annual basis, .80 of 1%

(.80%) of the daily Variable Accumulation Value (that is, the total value attributable to a specific Policy in the Sub-Accounts of the Variable Account) of the Policy. See "Deductions and Charges -- Charges Against the Variable Account".

    There is currently no charge imposed for each transfer but we presently charge $10.00 for each partial withdrawal. The charge for transfers and partial withdrawals is guaranteed not to exceed $10.00 per transfer or partial withdrawal. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges".

WHAT CHARGES DO WE MAKE UPON LAPSE OR TOTAL SURRENDER OF THE POLICY?
    During the first 15 years the Policy is in force and the first 15 years following a requested increase in the Face Amount, there is a charge if the Policy lapses or you surrender the Policy (the Surrender Charge). The Surrender Charge consists of the Contingent Deferred Sales Charge to recover our sales expenses, and the Contingent Deferred Administrative Charge to recover our policy administration expenses. See "Deductions and Charges -- Surrender Charge".

    The maximum Contingent Deferred Sales Charge and the maximum Contingent Deferred Administrative Charge on the initial Face Amount and on any requested increases in Face Amount will be determined on the Policy Date and on the effective date of any such requested increase, as the case may be. These maximum charges then remain level during the first five years in the relevant 15-year period, and then reduce in equal monthly increments until they become zero at the end of 15 years. Thus, if the Policy remains in force during the entire relevant 15-year period, you do not pay this charge.

    The Contingent Deferred Administrative Charge on the initial Face Amount will depend upon the initial Face Amount and the Insured's Age on the Policy Date. The Contingent Deferred Administrative Charge on any requested increase in Face Amount will depend upon the Face Amount of the increase and the Insured's Age on the effective date of the increase (see Appendix D).

    The Contingent Deferred Sales Charge on the initial Face Amount will depend upon the initial Face Amount, the Insured's Age on the Policy Date, and the Insured's sex. The Contingent Deferred Sales Charge on any requested increase in Face Amount will depend upon the Face Amount of the increase, the Insured's Age on the effective date of the increase, and the Insured's sex (see Appendix E).

    The Contingent Deferred Sales Charge applicable to Policies issued in Montana will not be affected by the Insured's sex. Therefore, the Contingent Deferred Sales Charge applied to Policies issued in that state will differ from the charge made on Policies issued in other states.

    The Surrender Charge imposed upon early surrender or lapse will be significant. As a result, you should purchase a Policy only if you have the financial capability to keep it in force for a substantial period of time.

WHAT IS THE VALUE OF THE POLICY IF YOU SURRENDER IT?
    In general, the Cash Surrender Value is the amount you would receive if you surrender the Policy. To determine the Cash Surrender Value, your Accumulation Value is reduced by the Surrender Charge, if any, and any Loan Amount and unpaid Monthly Deductions. During the first two Policy Years and the first two Policy Years following an increase in the Face Amount, you may also be entitled to a refund of a portion of any charges made for sales expenses. See "Surrender Benefits -- Total Surrender" and "Sales Charge Refund".

CAN YOU MAKE PARTIAL WITHDRAWALS?
    Yes, you can withdraw part of your Cash Surrender Value. You will not incur a Surrender Charge, but partial withdrawals are subject to a $10.00 processing charge. Only one partial withdrawal is allowed in any Policy Year. See "Surrender Benefits -- Partial Withdrawal".

WHAT ARE THE FREE LOOK AND CONVERSION RIGHTS?
    You have a limited free look period during which you have a right to return the Policy and receive a refund of all premiums paid. See "Free Look and Conversion Rights -- Free Look Rights". The Policy must be returned to us by the latest of:

    - Midnight of the 20th day after you receive it;

    - Midnight of the 20th day after a written Notice of Right of Withdrawal is mailed or delivered to you; or

    - Midnight of the 45th day after the date your application for the Policy is signed.

    Also, the Policy may in effect be converted in whole or in part to a "fixed benefit" policy (providing benefits that do not vary with the investment performance of the Variable Account) at any time by transferring all or part of the Accumulation Value of the Policy from the Variable Account to the Fixed Account. See "Free Look and Conversion Rights -- Conversion Rights".

    Similar free look and conversion rights will be available for requested increases in the Face Amount. See "Free Look and Conversion Rights".

CAN YOU TRANSFER BETWEEN THE SUB-ACCOUNTS AND/OR THE FIXED ACCOUNT?
    Subject to certain restrictions, you can transfer all or part of your Accumulation Value between the investment options of the Policy. We currently allow up to twelve transfers per year. Transfers from the Fixed Account are subject to certain additional restrictions. We reserve the right to limit you to four transfers per year and to make a $ 10.00 charge for each transfer. To the extent, however, that you request a transfer from the Variable Account to the Fixed Account in connection with exercising your conversion rights under the Policy (see "Free Look and Conversion Rights -- Conversion Rights"), the transfer limit and the $10.00 charge will not apply. See "Transfers".

CAN YOU BORROW AGAINST THE VALUE OF THE POLICY?

    You can borrow up to 75% of the Cash Surrender Value of the Policy. (In Texas, the percentage is 100% and in Alabama, Maryland and Virginia, the percentage is 90%. In Indiana you can borrow up to 75% of the Cash Surrender Value of the Policy during the first Policy Year.) Each loan must be at least $500, except in Connecticut it must be at least $200. Interest is payable in advance for each Policy Year and accrues daily at an effective annual rate that will not exceed 8.00% (which is 7.40% when payable in advance). After the tenth Policy Year, we will charge interest at an annual rate of 5.75% (which is 5.44% when payable in advance) on the portion of your Loan Amount that is not in excess of (a) the Accumulation Value, less (b) the total of all premiums paid net of all partial withdrawals. See "Policy Loans".


ARE DEATH BENEFIT PROCEEDS TAXABLE INCOME TO THE BENEFICIARY?
    Under current Federal tax law, as long as the Policy qualifies as life insurance the Death Benefit under the Policy will be subject to the same Federal income tax treatment as proceeds of traditional life insurance. Therefore, the Death Benefit should not be taxable income to the beneficiary. See "Federal Tax Matters -- Policy Proceeds".

ARE ACCUMULATION VALUE INCREASES INCLUDED IN YOUR TAXABLE INCOME?
    Under current Federal tax law, as long as the Policy qualifies as life insurance Accumulation Value increases will also be subject to the same Federal income tax treatment as traditional life insurance cash values. Therefore any increases should accumulate on a tax deferred basis. See "Federal Tax Matters -- Policy Proceeds".

WILL EXERCISING CERTAIN POLICY RIGHTS HAVE TAX CONSEQUENCES?
    A change of owners, a partial withdrawal, a total surrender, or a Policy loan may have tax consequences depending on the particular circumstances. See "Federal Tax Matters -- Policy Proceeds".

WHO SELLS THE POLICIES?
    The Policies are sold by licensed insurance agents who are also registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Washington Square Securities, Inc., an affiliate of ours, is the Principal Underwriter of the Policies. See "Distribution of the Policies".

PART 2. DETAILED INFORMATION


RELIASTAR LIFE INSURANCE COMPANY



    We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. Effective January 3, 1989, we
converted from a stock and mutual life insurance company to a stock life insurance company, and through a merger, we became a direct, wholly-owned subsidiary of ReliaStar Financial Corp., (formerly known as The NWNL Companies, Inc.). We offer individual life insurance and annuities, employee benefits and retirement contracts. The Policies described in this Prospectus are nonparticipating. On a consolidated basis, we have $190 billion of life insurance in force and our assets are $16.7 billion. Our Home Office is at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (telephone 612-372-5507).


THE VARIABLE ACCOUNT

    The Variable Account is a Separate Account of ours, established by the Board of Directors on October 11, 1984 pursuant to the laws of the State of Minnesota. The Variable Account will receive and invest the Net Premiums paid and allocated to it under this Policy. In addition, the Variable Account will receive and invest net premiums for another class of flexible premium variable life insurance policy and may do so for additional classes in the future. We have registered the Variable Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, us, or the Funds.

    We own the assets of the Variable Account. However, the Minnesota laws under which the Variable Account was established provide that the Variable Account cannot be charged with liabilities arising out of any other business we may conduct. We are required to maintain assets which are at least equal to the reserves and other liabilities of the Variable Account. We may transfer assets which exceed these reserves and liabilities to our general account (the Fixed Account).


    For a description of the Fixed Account, see Appendix A.


PERFORMANCE INFORMATION

    Performance information for the Sub-Accounts of the Variable Account and the Funds available for investment by the Variable Account may appear in advertisements, sales literature, or reports to Policy owners or prospective purchasers. Performance information for the Sub-Accounts will reflect deduction of Fund expenses and the Mortality and Expense Risk Charge at the Variable Account level. Quotations of performance information for the Funds will be accompanied by performance information for the Sub-Accounts. Performance information for the Funds will take into account all fees and charges at the
Fund level, but will not reflect any deductions from the Variable Account. Performance information reflects only the performance of a hypothetical investment during a particular time period in which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Sub-Account invests, and the market conditions during the given period of time, and should not be considered as a representation of what may be achieved in the future.


    Performance of the Sub-Accounts and/or the Funds as reported from time to time in advertisements and sales literature may be compared to other variable life insurance issuers in general or to the performance of particular types of variable life insurance policies investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts, whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar") or reported by other series, companies, individuals or other industry or financial publications of general interest, such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, KIPLINGER'S PERSONAL FINANCE, and FORTUNE. Lipper and Morningstar are independent services which monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.


    Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration.

    We may also compare the performance of each Sub-Account in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each Sub-Account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

THE POLICIES


    The Policies are flexible premium variable life insurance contracts with death benefits, cash values, and other features of traditional life insurance contracts. They are "flexible premium" because premiums do not have to be paid according to a fixed schedule. They are "variable" because, to the extent Accumulation Value is attributable to the Variable Account, Accumulation Values and, under certain circumstances, the Death Benefit will increase and decrease based on the investment performance of the Funds in which the Sub-Accounts invest.


DEATH BENEFIT

    Like traditional life insurance, we pay a death benefit if the Insured dies while the Policy is in force. The proceeds payable upon the death of the Insured will be the Death Benefit (see "Death Benefit Options" below) reduced by any Loan Amount and unpaid Monthly Deductions. All or part of the proceeds may be paid in cash to your beneficiaries or under one or more of the settlement options we offer (see "General Provisions -- Settlement Options").

    The Policy provides two Death Benefit Options: the Level Amount Option and the Variable Amount Option. You choose the Death Benefit Option on the application for the Policy. Subject to certain limitations, you can change the Death Benefit Option after issuance of the Policy. See "Death Benefit -- Change in Death Benefit Option".

    The Death Benefit may vary with the Policy's Accumulation Value. Under the Level Amount Option, the Death Benefit will only vary with the Accumulation Value whenever the Accumulation Value multiplied by the applicable percentage (see "Death Benefit Options -- Level Amount Option") exceeds the Face Amount of the Policy, The Death Benefit under the Variable Amount Option will always vary with the Accumulation Value because the Death Benefit equals the Face Amount plus the Accumulation Value, or the applicable percentage of the Accumulation Value. Under either Death Benefit Option, however, the Death Benefit will never be less than the current Face Amount of the Policy and will be payable only as long as the Policy remains in force.

    In addition to affecting the amount of the Death Benefit as described above, the Accumulation Value generally determines how long the Policy remains in force. See "Policy Lapse and Reinstatement". This means that, to the extent Accumulation Value is attributable to the Variable Account, the investment performance of the Variable Account (and the underlying Funds) may affect the duration of the Policy by affecting the amount of Accumulation Value. You bear the investment risk with respect to any amounts allocated to the Variable Account. If, however, the Death Benefit Guarantee is in effect (see "Death Benefit Guarantee"), the Policy will stay in force until the Insured reaches Age 65 (or five Policy Years, if longer) without regard to the investment performance under the Policy.

    Appendix   C  illustrates  Accumulation   Values,  Surrender  Charges,  Cash
Surrender Values, and Death Benefits assuming different levels of premium payments and investment returns for selected Ages and Face Amounts.

DEATH BENEFIT OPTIONS
    The Level Amount Option and the Variable Amount Option are described below.

    LEVEL AMOUNT OPTION. The Death Benefit is the greater of the current Face Amount of the Policy or the applicable percentage of Accumulation Value on the Valuation Date on or next following the date of the Insured's death. The applicable percentage is 250% for an Insured Age 40 or below, and the percentage declines with increasing Ages as shown in the Applicable Percentage Table on page 17. Accordingly, under the Level Amount Option the Death Benefit will remain level unless the applicable percentage of Accumulation Value exceeds the current Face Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies.

    ILLUSTRATION OF LEVEL AMOUNT OPTION. For purposes of this illustration, assume that the Insured is under Age 40, and that there is no Loan Amount. Under the Level Amount Option, a Policy with a $100,000 Face Amount will generally have a $100,000 Death Benefit. However, because the Death Benefit must be equal to or be greater than 250% of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount.

Each additional dollar added to the Accumulation Value above $40,000 will increase the Death Benefit by $2.50. Thus, if the Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy owner with an Accumulation Value of $50,000 will be entitled to a Death Benefit of $125,000 ($50,000 X 250%); an Accumulation Value of $75,000 will yield a Death Benefit of $187,500 ($75,000 X 250%); and an Accumulation Value of $100,000 will yield a Death Benefit of $250,000 ($100,000 X 250%).

    Similarly, as long as the Accumulation Value exceeds $40,000, each dollar taken out of the Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $75,000 to $70,000 because of partial withdrawals, charges, or negative investment performance, the Death Benefit will be reduced from $187,500 to $175,000. If at any time, however, the Accumulation Value multiplied by the applicable percentage is less than the Face Amount, the Death Benefit will equal the current Face Amount of the Policy.

    The applicable percentage becomes lower as the Insured's Age increases. If the current Age of the Insured in the illustration above were, for example, 50 (rather than under Age 40), the applicable percentage would be 185%. The Death Benefit would not exceed the $100,000 Face Amount unless the Accumulation Value exceeded approximately $54,055 (rather than $40,000), and each $1 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).

                          APPLICABLE PERCENTAGE TABLE

    Insured's Age on
     Previous Policy        Applicable Percentage
       Anniversary          of Accumulation Value
-------------------------  -----------------------
      40 or younger                     250%
           41                           243
           42                           236
           43                           229
           44                           222
           45                           215
           46                           209
           47                           203
           48                           197
           49                           191
           50                           185
           51                           178
           52                           171
           53                           164
           54                           157
           55                           150
           56                           146
           57                           142
           58                           138
           59                           134
           60                           130
           61                           128
           62                           126
           63                           124
           64                           122
           65                           120
           66                           119
           67                           118
           68                           117
           69                           116
           70                           115
           71                           113
           72                           111
           73                           109
           74                           107
          75-90                         105
           91                           104
           92                           103
           93                           102
           94                           101
           95                           100

    VARIABLE AMOUNT OPTION. The Death Benefit is equal to the greater of the current Face Amount plus the Accumulation Value of the Policy, or the applicable percentage of the Accumulation Value on the Valuation Date on or next following the date of the Insured's death. The applicable percentage is 250% for an Insured Age 40 or below, and the percentage declines with increasing Age as shown in the Applicable Percentage Table above. Accordingly, under the Variable Amount Option the amount of the Death Benefit will always vary as the Accumulation Value varies.

    ILLUSTRATION OF VARIABLE AMOUNT OPTION. For purposes of this illustration, assume that the Insured is under Age 40 and that there is no Loan Amount. Under the Variable Amount Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, for example, a Policy with an Accumulation Value of $20,000 will have a Death Benefit of $120,000 ($100,000 + $20,000); an Accumulation Value of $40,000 will yield a Death Benefit of $140,000 ($100,000 + $40,000). The Death Benefit, however, must be at least 250% of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds approximately

$66,667, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. Each additional dollar of the Accumulation Value above $66,667 will increase the Death Benefit by $2.50. Thus, if the Accumulation Value exceeds $66,667 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy owner with an Accumulation Value of $75,000 will be entitled to a Death Benefit of $187,500 ($75,000 X 250%); an Accumulation Value of $100,000 will yield a Death Benefit of $250,000 ($100,000 X 250%); and an Accumulation Value of $125,000 will yield a Death Benefit of $312,500 ($125,000 X 250%).

    Similarly, any time the Accumulation Value exceeds $66,667, each dollar taken out of the Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $75,000 to $70,000 because of partial withdrawals, charges, or negative investment performance, the Death Benefit will be reduced from $187,500 to $175,000. If at any time, however, the Accumulation Value multiplied by the applicable percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit will be the current Face Amount plus the Accumulation Value of the Policy.

    The applicable percentage becomes lower as the Insured's Age increases. If the current Age of the Insured in the illustration above were, for example, 50 (rather than under 40), the applicable percentage would be 185%. The amount of the Death Benefit would be the sum of the Accumulation Value plus $100,000 unless the Accumulation Value exceeded approximately $117,647 (rather than $66,667), and each $1.00 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).

WHICH DEATH BENEFIT OPTION TO CHOOSE
    If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, you should choose the Variable Amount Option. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Accumulation Value, you should choose the Level Amount Option.

REQUESTED CHANGES IN FACE AMOUNT

    Subject to certain limitations, you may request an increase or decrease in the Face Amount. We reserve the right to limit increases or decreases in the Face Amount during the first two Policy Years.


    INCREASES. For an increase in the Face Amount, a written request must be submitted. We may also require additional evidence of insurability satisfactory to us. The effective date of the increase will be the Monthly Anniversary on or next following our approval of the increase. The increase may not be less than $5,000 and no increase will be permitted after the Insured reaches Age 75. We will deduct any charges associated with the increase (the increases in the cost of insurance, Death Benefit Guarantee Charge, Surrender Charge and Monthly Expense Charge -- see "Effect of Requested Changes in Face Amount" below) from the Accumulation Value, whether or not you pay an additional premium in connection with the increase. You will be entitled to limited free look, conversion, and refund rights with respect to requested increases in Face Amount. See "Sales Charge Refund" and "Free Look and Conversion Rights".

    DECREASES. For a decrease in the Face Amount, a written request must also be submitted. Any decrease in the Face Amount will be effective on the Monthly Anniversary on or next following our receipt of a written request. You cannot request a decrease in the Face Amount more frequently than once every six months. The Face Amount remaining in force after any requested decrease may not be less than the Minimum Face Amount shown in the Policy. Under our current policies, the Minimum Face Amount is $25,000, but we reserve the right to establish a different Minimum Face Amount in the future. If, following a decrease in Face Amount, the Policy would no longer qualify as life insurance under Federal tax law (see "Federal Tax Matters -- Policy Proceeds"), the decrease will be limited to the extent necessary to meet these requirements.

    For purposes of determining the cost of insurance, decreases in the Face Amount will be applied to reduce the current Face Amount in the following order:

    (a) The Face Amount provided by the most recent increase;

    (b) The next most recent increases successively; and

    (c) The Face Amount when the Policy was issued.

    By reducing the current Face Amount in this manner, the Rate Class applicable to the most recent increase in Face Amount will be eliminated first, then the Rate Class applicable to the next most recent increase, and so on, for the purposes of calculating the cost of insurance. This assumption will affect the cost of insurance under the Policy only if different Rate Classes have been applied to the current Face Amount. A Rate Class is a group of Insureds we determine based upon our expectation that they will have similar mortality experience. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk (for example, a 200% Rate Class or a 300% Rate Class). In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower cost of insurance than an Insured in a substandard Rate Class with higher mortality risks. See "Deductions and Charges -- Monthly Deduction".

    For example, assume that the initial Face Amount was $50,000 with a standard Rate Class, and that successive increases of $25,000 (at a Rate Class of 200%) and $50,000 (at a Rate Class of 300%) were added. If a decrease of $50,000 or less is requested, the amount of insurance at a 300% Rate Class will be reduced first. If a decrease of more than $50,000 is requested, the amount at a 300% Rate Class will be eliminated, and the excess over $50,000 will next reduce the amount of insurance at a 200% Rate Class.

    EFFECT OF REQUESTED CHANGES IN FACE AMOUNT. An increase or decrease in Face Amount will affect the Monthly Deduction because the cost of insurance, the Monthly Expense Charge, and the Death Benefit Guarantee Charge depend upon the Face Amount. The charge for certain optional insurance benefits may also be affected. See "Deductions and Charges -- Monthly Deduction". An increase in the Face Amount will increase the Surrender Charge, but a decrease in the Face Amount will not reduce the Surrender Charge. The Surrender Charge is, however, imposed only upon lapse or total surrender of the Policy and not upon a requested decrease in Face Amount. See "Deductions and Charges -- Surrender Charge".

    An increase in the Face Amount will increase the Minimum Monthly Premium as of the effective date of the increase. Therefore, additional premium payments may be required to maintain the Death Benefit Guarantee. A decrease in the Face Amount will reduce the Minimum Monthly Premium as of the effective date of the decrease. See "Death Benefit Guarantee".

    The additional Surrender Charge on a requested increase in the Face Amount will reduce the Cash Surrender Value (which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions). If the resulting Cash Surrender Value is not sufficient to cover the Monthly Deduction, the Policy may lapse unless the Death Benefit Guarantee is in effect. See "Policy Lapse and Reinstatement -- Lapse" and "Death Benefit Guarantee".

INSURANCE PROTECTION
    You may increase or decrease the pure insurance protection provided by the Policy (that is, the difference between the Death Benefit and the Accumulation Value) in one of several ways as insurance needs change. These ways include increasing or decreasing the Face Amount of insurance, changing the level of premium payments, and, to a lesser extent, making a partial withdrawal under the Policy. Although the consequences of each of these methods will depend upon the individual circumstances, they may be generally summarized as follows:

(a) A decrease in the Face Amount will, subject to the applicable percentage limitations (see "Death Benefit -- Death Benefit Options"), decrease the pure insurance protection without reducing the Accumulation Value. If the Face Amount is decreased, the Policy charges generally will decrease as well. (Note that the Surrender Charge will NOT be reduced. See "Deductions and Charges -- Surrender Charge".)

(b) An increase in the Face Amount (which is generally subject to underwriting approval -- see "Death Benefit -- Requested Changes in Face Amount") will likely increase the amount of pure insurance protection, depending on the amount of Accumulation Value and the resultant applicable percentage limitation. If the insurance protection is increased, the Policy charges generally will increase as well.

(c) A partial withdrawal will reduce the Death Benefit. See "Surrender Benefits -- Partial Withdrawal". However, it has a limited effect on the amount of pure insurance protection and charges under the Policy, because the decrease in the Death Benefit is usually equal to the amount of

    Accumulation Value withdrawn. The primary use of a partial withdrawal is to withdraw Accumulation Value. Furthermore, it results in a reduced amount of Accumulation Value and increases the possibility that the Policy will lapse.

(d) Under the Level Amount Option, until the applicable percentage of Accumulation Value exceeds the Face Amount, (i) an increased level of premium payments will reduce the amount of pure insurance protection, and
    (ii) a reduced level of premium payments will increase the amount of pure insurance protection.

(e) Under the Variable Amount Option, until the applicable percentage of Accumulation Value exceeds the Face Amount plus the Accumulation Value, the level of premium payments will not affect the amount of pure insurance protection. (However, both the Accumulation Value and the Death Benefit will be increased if premium payments are increased, and reduced if premium payments are reduced.)

(f) Under either Death Benefit Option, if the Death Benefit is the applicable percentage of Accumulation Value, then (i) an increased level of premium payments will increase the amount of pure insurance protection (subject to underwriting approval -- see "Payment and Allocation of Premiums -- Amount and Timing of Premiums"), and (ii) a reduced level of premium payments will reduce the pure insurance protection.

    THE TECHNIQUES DESCRIBED IN THIS SECTION FOR CHANGING THE AMOUNT OF PURE INSURANCE PROTECTION UNDER THE POLICY (FOR EXAMPLE, CHANGING THE FACE AMOUNT, MAKING A PARTIAL WITHDRAWAL, AND CHANGING THE AMOUNT OF PREMIUM PAYMENTS) MUST BE CONSIDERED TOGETHER WITH THE OTHER RESTRICTIONS AND CONSIDERATIONS DESCRIBED ELSEWHERE IN THIS PROSPECTUS.

CHANGE IN DEATH BENEFIT OPTION
    You must submit a written request to change the Death Benefit Option. A change in the Death Benefit Option will also change the Face Amount. If the Death Benefit Option is changed from the Level Amount Option to the Variable Amount Option, the Face Amount will be decreased by an amount equal to the Accumulation Value on the effective date of the change. You cannot change from the Level Amount Option to the Variable Amount Option if the resulting Face Amount would fall below the Minimum Face Amount (currently $25,000).

    If the Death Benefit Option is changed from the Variable Amount Option to the Level Amount Option, the Face Amount will be increased by an amount equal to the Policy's Accumulation Value on the effective date of the change.

    An increase or decrease in Face Amount resulting from a change in the Death Benefit Option will affect the Monthly Deduction because the cost of insurance, the Monthly Expense Charge, and the Death Benefit Guarantee Charge depend upon the Face Amount. The charge for certain optional insurance benefits may also be affected. See "Deductions and Charges -- Monthly Deduction". The Surrender Charge, however, will not be affected by an increase or decrease in Face Amount resulting from a change in Death Benefit Option.

    Changes in the Death Benefit Option do not require additional evidence of insurability.

ACCELERATED BENEFIT RIDER
    Under certain circumstances, the Accelerated Benefit Rider allows a Policy owner to accelerate benefits from the Policy that would be otherwise payable upon the death of the Insured. The benefit may vary state-by-state and your registered representative should be consulted as to whether and to what extent the Rider is available in a particular state and on any particular Policy.

    Generally, we will provide an Accelerated Benefit if the Insured has a terminal illness that will result in the death of the Insured within 12 months, as certified by a physician.

    The Accelerated Benefit will not be more than 50% of the amount that would be payable at the death of the Insured. The Accelerated Benefit will first be used to pay off any outstanding Policy loans and interest due. The remainder of the Accelerated Benefit will be in a lump sum to the Policy owner. Limitations, as described in the Accelerated Benefit Rider, may apply.

    A lien will be established against the Policy for the amount of the Accelerated Benefit plus the administrative charge, plus interest on the lien. Any proceeds from the Policy will be first used to repay this lien. The Policy owner's access to the Cash Value will be reduced by the amount of the lien. The proceeds payable to the beneficiary will be reduced by the amount of the lien.

    The administrative charge will not exceed $300 and will be assessed at the time the benefit is accelerated.

    The premium payable on the Policy will not be affected by the Accelerated Benefit.

    Receipt of a benefit under the Accelerated Benefit Rider may give rise to Federal or State income tax. A competent tax adviser should be consulted for further information.

    The above information is not intended to be a complete summary of the Rider. All of the terms and provisions of the Accelerated Benefit Rider are set forth in the Rider and should be referred to in order to fully ascertain its benefits and limitations.

PAYMENT AND ALLOCATION OF PREMIUMS

ISSUING THE POLICY
    To apply for a Policy, an individual must complete an application and personally deliver it to our licensed agent. The minimum Face Amount is currently $25,000, but we reserve the right to specify a different minimum Face Amount in the future for issuing a new Policy. We will generally only issue a Policy to an applicant Age 75 or less who supplies evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason permitted by law.

    SPONSORED MARKET PLANS. Policies may be purchased under sponsored arrangements where permitted by state law. A "sponsored arrangement" includes an arrangement where an employer permits group solicitation of its employees or an association permits group solicitations of its members for the purchase of Policies on an individual basis.

    All participants in sponsored arrangements are individually underwritten. Persons purchasing under a sponsored arrangement may apply for simplified underwriting. If simplified underwriting is granted, the cost of insurance may increase as a result of higher than anticipated mortality experience. However, any such increase will not cause the cost of insurance charge to exceed the guaranteed rates set forth in the Policy.

    COVERAGE. Coverage under a Policy begins on the later of the Issue Date or the date we receive at least the minimum initial premium (see immediately following section). In general, if the applicant pays at least the minimum initial premium with the application, the Issue Date will be the later of the date of the application or the date of any medical examination required by our underwriting procedures. However, if underwriting approval has not occurred within 45 days after we receive the application, or if you authorize premiums to be paid by bank account monthly deduction, the Issue Date will be the date of underwriting approval.

    MINIMUM INITIAL PREMIUM. The minimum initial premium is three Minimum Monthly Premiums (see "Death Benefit Guarantee"). If however, you authorize premiums to be paid by bank account monthly deduction or government allotment, we will accept one Minimum Monthly Premium together with the required authorization forms. The Minimum Monthly Premium is specified in the Policy and determines the payments required to maintain the Death Benefit Guarantee.

    TEMPORARY INSURANCE. At the time the application is taken, the applicant can receive temporary insurance coverage by paying a premium equal to 10% of annualized Minimum Monthly Premium. The temporary insurance will be for the face amount specified in the premium receipt and will be effective until the earliest of the following:

    - The date the coverage under the Policy is effective.

    - The date the applicant receives an offer for an alternative policy, a notice of termination of temporary insurance coverage, or notice that we have rejected the application.

    - The date of death of the proposed Insured, any proposed additional Insured, or any proposed Insured child.

    - The 75th day after the date of the receipt for the temporary insurance.

    CREDITING NET PREMIUMS. We will credit Net Premiums to the Sub-Accounts of the Variable Account and to the Fixed Account on the basis of the applicant's allocation on the latest of the following dates:

    - The Valuation Date following the date of underwriting approval.

    - The Valuation Date on or next following the Policy Date.

    - The Valuation Date on or next following the date we have received at least the required minimum initial premium payment.

    - In the case of Policies issued under government allotment programs, the Valuation Date next following the Issue Date.

    Until the date on which Net Premiums are credited as described above, premium payments will be held in our General Account. No interest will be earned on these premium payments during this period of time.

    REFUNDING PREMIUM. We will return all premiums paid without interest if any of the following occur:

    - We send notice to the applicant that the insurance is declined.

    - The applicant refuses an offer for an alternative policy.

    - The applicant does not supply required medical exams or tests within 30 days of the date of the application.

    - The applicant returns the Policy under the limited free look right. See "Free Look and Conversion Rights -- Free Look Rights".

ALLOCATION OF PREMIUMS

    You choose the initial allocation of your Net Premiums (your gross premiums less the Premium Expense Charge) to the Fixed Account and the Sub-Accounts of the Variable Account on the application for the Policy. If you fail to instruct us where to allocate your Net Premiums, we reserve the right to place them in the Money Market Portfolio. You may change the allocation at any time by notifying us in writing. Changes will not be effective until the date we receive your request and will only affect premiums we receive on or after that date. The new premium allocation may be 100% to any Account or divided in whole percentage points totaling 100%. We reserve the right to adjust any allocation to eliminate fractional percentages. Changing the current premium allocation will not affect the allocation of existing Accumulation Value.


AMOUNT AND TIMING OF PREMIUMS
    The amount and frequency of premium payments will affect the Accumulation Value, the Cash Surrender Value, and how long the Policy will remain in force (including affecting whether the Death Benefit Guarantee is in effect -- see
"Death Benefit Guarantee"). After the initial premium, you may determine the amount and timing of subsequent premium payments within the following restrictions:

    - IN MOST CASES, PAYMENT OF CUMULATIVE PREMIUMS SUFFICIENT TO MAINTAIN THE DEATH BENEFIT GUARANTEE WILL BE REQUIRED TO KEEP THE POLICY IN FORCE DURING AT LEAST THE FIRST SEVERAL POLICY YEARS. SEE "DEATH BENEFIT GUARANTEE".

    - We may choose not to accept any premium less than $25.00.

    - We reserve the right to limit the amount of any premium payment. In general, during the first Policy Year we will not accept total premium payments in excess of $250,000 on the life of any Insured, whether such payments are received on a Policy or on any other insurance policy issued by us or our affiliates. Also, we will not accept any premium payment in excess of $50,000 on any Policy after the first Policy Year. In our discretion, however, we may waive any of these premium limitations.

    - We may require additional evidence of insurability satisfactory to us if any premium would increase the difference between the Death Benefit and the Accumulation Value (that is, the net amount at risk). A premium payment would increase the net amount at risk if at the time of payment the Death Benefit would be based upon the applicable percentage of Accumulation Value. See "Death Benefit -- Death Benefit Options".

    - In no event may the total of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium payments allowed for life insurance under Section 7702 of the Federal Internal Revenue Code. If at any time a premium is paid which would result in total premiums exceeding the current maximum premiums allowed, we will only accept that portion of the premium which would make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitations.

    - If you contemplate a large premium payment under this Policy, and you wish to avoid Modified Endowment Contract classification, you may contact us in writing before making the payment and we will tell you the maximum amount which can be paid into the Policy. See "Federal Tax Matters -- Policy Proceeds".

PLANNED PERIODIC PREMIUMS
    You may choose a Planned Periodic Premium schedule which indicates a preference as to future amounts and frequency of payment. The Planned Periodic Premiums may be paid annually, semi-annually, quarterly or, if you choose, you can pay the Planned Periodic Premiums by bank account monthly deduction or government allotment.

    The amount and frequency of your initial Planned Periodic Premium will be shown in the Policy. You may change the Planned Periodic Premium at any time by written request. We may limit the amount of any increase.

    As mentioned above, the amount and frequency of premium payments will affect Accumulation Value, Cash Surrender Value, and how long the Policy will remain in force. Failure to make any Planned Periodic Premium payment will not, however, necessarily result in lapse of the Policy. On the other hand, making Planned Periodic Premium payments will not guarantee that the Policy remains in force. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement".

UNSCHEDULED ADDITIONAL PREMIUMS
    Premiums, other than Planned Periodic Premiums, may be paid at any time while the Policy is in force. We may limit the number and amount of these additional payments.

PAYING PREMIUMS BY MAIL
    Planned Periodic Premiums and Unscheduled Additional Premiums may be paid to the Company by mailing them to:


    ReliaStar Life Insurance Company
    P.O. Box 802511

    Chicago, Illinois 60680-2511

DEATH BENEFIT GUARANTEE

    If you meet the requirements described below, we guarantee that we will not lapse the Policy even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. This feature of the Policy is called the "Death Benefit Guarantee". The Death Benefit Guarantee expires at the Insured's Age 65 (or five Policy Years, if longer).

    In general, the two most significant benefits from the Death Benefit Guarantee are as follows. First, during the early Policy Years, the Cash Surrender Value (even when supplemented by the Sales Charge Refund) will generally not be sufficient to cover the Monthly Deduction, so that the Death Benefit Guarantee will be necessary to avoid lapse of the Policy. See "Policy Lapse and Reinstatement". This occurs because the Surrender Charge usually exceeds the Accumulation Value in these years. In this regard, you should consider that if you request an increase in Face Amount, an additional Surrender Charge would apply for the fifteen years following the increase, which could create a similar possibility of lapse as exists during the early Policy Years. Second, to the extent Cash Surrender Value declines due to poor investment performance, or due to an additional Surrender Charge after a requested increase, Cash Surrender Value may not be sufficient even in later Policy Years to cover the

Monthly Deduction, so that the Death Benefit Guarantee may also be necessary in later Policy Years to avoid lapse of the Policy. THUS, EVEN THOUGH THE POLICY PERMITS PREMIUM PAYMENTS THAT ARE LESS THAN THE MINIMUM MONTHLY PREMIUMS, YOU MAY LOSE THE SIGNIFICANT PROTECTION PROVIDED BY THE DEATH BENEFIT GUARANTEE BY PAYING LESS THAN THE MINIMUM MONTHLY PREMIUMS.

    In general, the Death Benefit Guarantee applies if the total of your premiums paid under the Policy, less any partial withdrawals and any Loan Amount, equals or exceeds the sum of the Minimum Monthly Premiums required since the Policy Date (including the current Monthly Anniversary). However, if at the time of a partial withdrawal, the Policy's current Accumulation Value exceeds a target amount determined by us based on certain assumptions regarding Policy charges and earnings, then all or part of the partial withdrawal may not reduce premium payments for the purposes of the Death Benefit Guarantee. In this case, we will notify you of the amount of the partial withdrawal that does not reduce premiums paid.

REQUIREMENTS
    The Death Benefit Guarantee will be in effect if the sum of all premiums paid minus any partial withdrawals and any loans are equal to or greater than the sum of the Minimum Monthly Premiums since the Policy Date.

    The requirements for the Death Benefit Guarantee must be satisfied as of each Monthly Anniversary, even though you do not have to pay premiums monthly.


    EXAMPLE: The Policy Date is January 1, 1997. The Minimum Monthly Premium is $100/month. No Policy loans or partial withdrawals are taken and no Face Amount changes have occurred.


    Case 1.  You pay $100 each month. The Death Benefit Guarantee is maintained.


    Case 2. You pay $1,000 on January 1, 1997. The $1,000 maintains the Death Benefit Guarantee without your paying any additional premiums for the next 10 months (through October 31, 1997. However, you must pay at least $100 by November 1, 1997 to maintain the Death Benefit Guarantee through November 30, 1997.


    The amount of the initial Minimum Monthly Premium will be determined by us at issuance of the Policy and will be shown in the Policy. The initial Minimum Monthly Premium will depend upon the Insured's sex, Age at issue, Rate Class, optional insurance benefits added by rider, and the initial Face Amount.

    The following Policy changes will change the Minimum Monthly Premium:

    - A requested increase or decrease in the Face Amount (see "Death Benefit -- Requested Changes in Face Amount").

    - A change in the Death Benefit Option (see "Death Benefit -- Change in Death Benefit Option").

    - The addition or termination of a Policy rider (see "General Provisions -- Optional Insurance Benefits").

    We will notify you in writing of any changes in the Minimum Monthly Premium.

    If, as of any Monthly Anniversary, you have not made sufficient premium payments to maintain the Death Benefit Guarantee, we will send you notice of the premium payment required to maintain it. If we do not receive the required premium payment within 61 days from the date of our notice, the Death Benefit Guarantee will terminate. THE DEATH BENEFIT GUARANTEE CANNOT BE REINSTATED.

    Even if the Death Benefit Guarantee terminates, the Policy will not necessarily lapse. For a discussion of the circumstances under which the Policy may lapse, see "Policy Lapse and Reinstatement".

ACCUMULATION VALUE

    The Accumulation Value of the Policy (that is, the total value attributable to a specific Policy in the Variable Account and the Fixed Account) is equal to the sum of the Variable Accumulation Value (the amount attributable to the Variable Account) plus the Fixed Accumulation Value (the amount attributable to the Fixed Account). The Accumulation Value should be distinguished from the Cash Surrender Value that would actually be paid to you upon total surrender of the Policy, which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions. See

"Surrender Benefits -- Total Surrender". (During the first two Policy Years and the first two years following a requested increase in Face Amount, you may also be entitled to a Sales Charge Refund. See "Sales Charge Refund".)

    The Variable Accumulation Value will increase or decrease to reflect the investment performance of the Funds in which Sub-Accounts of the Variable Account have been invested. The Variable Accumulation Value will also be increased by (a) any Net Premiums credited to the Variable Account and (b) any transfers from the Fixed Account. The Variable Accumulation Value will also be reduced by (a) the Monthly Deduction attributable to the Variable Account, (b) the Mortality and Expense Risk Charge, (c) partial withdrawals from the Variable Account, (d) any transfer and partial withdrawal charges attributable to the Variable Account, and (e) any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred from the Variable Account to the Fixed Account as security for Policy loans -- see "Policy Loans"). The Variable Accumulation Value will generally vary daily.

    The Fixed Accumulation Value will be increased by (a) any Net Premiums credited to the Fixed Account, (b) any interest credited to the Fixed Account (determined at our discretion, but guaranteed not to be less than 4%), and (c) any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred to the Fixed Account as security for Policy loans -- see "Policy Loans"). The Fixed Accumulation Value will be reduced by (a) the Monthly Deduction attributable to the Fixed Account, (b) partial withdrawals from the Fixed Account, (c) any transfer and partial withdrawal charges attributable to the Fixed Account, and (d) any amounts transferred from the Fixed Account to the Variable Account.

    For a detailed discussion of the calculation of Accumulation Value, see Appendix B. An illustration of various Accumulation Values, Surrender Charges, Cash Surrender Values, and Death Benefits, assuming different levels of premium payments and various investment returns for selected Ages and Face Amounts, is shown in Appendix C.

DEDUCTIONS AND CHARGES

    Charges  will be deducted in connection with the Policy to compensate us for
(a) providing the insurance benefits of the Policy (including any riders), (b) administering the Policy, (c) assuming certain risks in connection with the Policy, and (d) incurring expenses in distributing the Policy.


    Some of these charges are deducted from each premium payment. Certain other charges are deducted monthly from both the Fixed Account and the Variable Account, or from the Variable Account only. A charge is also made for each partial withdrawal and a charge may be made for each transfer.


PREMIUM EXPENSE CHARGE
    We deduct a sales charge and a charge for premium taxes from each premium payment. We may in the future deduct a premium processing charge of up to $2.00 from each premium payment. The total of these charges is called the Premium Expense Charge. The amount remaining after we have deducted the Premium Expense Charge is called the Net Premium. The Net Premium is then credited to the Fixed Account and the Sub-Accounts of the Variable Account according to your allocation.

    SALES CHARGE. A sales charge of 2.50% of each premium payment will be deducted to compensate us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectuses and sales literature for new and prospective buyers of this policy. In addition, we may charge a contingent deferred sales charge if you surrender the Policy or the Policy lapses. See "Deductions and Charges -- Surrender Charge".

    PREMIUM TAX CHARGE. Various states and subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. A charge of 2.50% of each premium payment will be deducted by us. The deduction represents an amount we consider necessary to pay all taxes imposed by the states and any subdivisions.


    PREMIUM PROCESSING CHARGE. We may make a charge of up to $2.00 per premium payment to reimburse us for the cost of collecting and processing premiums, although we currently make no such charge. If a premium processing charge is made, it will be deducted from premium payments before the percentage deductions for sales charge and premium taxes.

MONTHLY DEDUCTION
    We deduct the charges described below from the Accumulation Value of the Policy on a monthly basis. The total of these charges is called the Monthly Deduction.

    The Monthly Deduction will be deducted on each Monthly Anniversary from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis depending on their relative Accumulation Values at that time. For purposes of determining these proportions, the Fixed Accumulation Value is reduced by the Loan Amount. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction itself will vary in amount from month to month.

    If the Cash Surrender Value plus any Sales Charge Refund is not sufficient to cover the Monthly Deduction on a Monthly Anniversary, the Policy may lapse. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement".

    COST OF INSURANCE. We will determine the monthly cost of insurance by multiplying the applicable cost of insurance rate or rates by the net amount at risk under the Policy. The net amount at risk under the Policy for a Policy Month is (a) the Death Benefit at the beginning of the Policy Month divided by
1.004074 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 5%), less (b) the Accumulation Value at the beginning of the Policy Month (reduced by any charges for rider benefits). As a result, the net amount at risk may be affected by changes in the Accumulation Value or in the Death Benefit.

    The Rate Class of an Insured may affect the cost of insurance. A Rate Class is a group of Insureds we determine based upon our expectation that they will have similar mortality experience. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower cost of insurance than an Insured in a Rate Class with higher mortality risks.

    If there is an increase in the Face Amount and the Rate Class applicable to the increase is different from that for the initial Face Amount or any prior requested increases in Face Amount, the net amount at risk will be calculated separately for each Rate Class. For purposes of determining the net amount at risk for each Rate Class, the Accumulation Value will first be assumed to be part of the initial Face Amount. If the Accumulation Value is greater than the initial Face Amount, it will then be assumed to be part of each increase in order, starting with the first increase.

    Cost of insurance rates will be based on the sex, Age and Rate Class(es) of the Insured. The actual monthly cost of insurance rates will reflect our expectations as to future experience. They will not, however, be greater than the guaranteed cost of insurance rates shown in the Policy, which are based on the Commissioner's 1980 Standard Ordinary Mortality Table for smokers or nonsmokers, respectively.

    MONTHLY EXPENSE CHARGE. Each month we deduct an expense charge of $3.50 plus $.01 per $1,000 of Face Amount. This charge reimburses us for expenses incurred in administering the Policy, such as processing claims, maintaining records, making Policy changes and communicating with you and other owners of Policies. We do not anticipate that we will make any profit on this charge. Because this charge is intended to cover the average anticipated administrative expenses for all Policies, however, there is not necessarily a relationship between the amount of this charge for a given Policy and the amount of expenses that may be attributable to that Policy.

    DEATH BENEFIT GUARANTEE CHARGE. For each Policy Month the Death Benefit Guarantee is in effect, we deduct a charge of $.01 per $ 1,000 of Face Amount to compensate us for the risk we assume in providing the Death Benefit Guarantee.

    OPTIONAL INSURANCE BENEFIT CHARGES. Each month we deduct charges for any optional insurance benefits added to the Policy by rider. See "General Provisions -- Optional Insurance Benefits".

SURRENDER CHARGE

    GENERAL. During the first 15 Policy Years and during the first 15 years following any requested increase in Face Amount, we make a Surrender Charge if you surrender the Policy or the Policy lapses. The Surrender Charge has two parts -- The Contingent Deferred Administrative Charge and the

Contingent Deferred Sales Charge which are determined separately. The Surrender Charge will not be affected by any decrease in Face Amount or by any change in Face Amount resulting from a change in the Death Benefit Option.

    The Surrender Charge imposed upon early surrender or lapse will be significant. As a result, you should purchase a Policy only if you have the financial capability to keep it in force for a substantial period of time.


    The Contingent Deferred Administrative Charge reimburses us for expenses incurred in issuing the Policy, such as processing the application (primarily underwriting) and setting up computer records. Because this charge is intended to cover the average anticipated administrative expenses for all Policies, however, there is not necessarily a relationship between the amount of this charge for a given Policy and the amount of expenses that may be attributable to that Policy.


    The Contingent Deferred Sales Charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectus and sales literature.

    CONTINGENT DEFERRED ADMINISTRATIVE CHARGE. The maximum Contingent Deferred Administrative Charge for the initial Face Amount and any requested increase in Face Amount is determined on the Policy Date and on the effective date of any requested increase in Face Amount. The maximum charge remains level for the first five years in the relevant 15 year period, and then reduces in equal monthly increments until it becomes zero at the end of 15 years.

    The Contingent Deferred Administrative Charge for the initial Face Amount or a requested increase in Face Amount can be determined by multiplying (a) the applicable factor per $1,000 of Face Amount from Appendix D (using the Insured's Age on the Policy Date or on the effective date of such increase, as appropriate), by (b) the initial Face Amount or the Face Amount of the increase, as the case may be, by (c) the applicable percentage from the Surrender Charge Percentage Table on page 28 and then dividing by 1,000. For example, assume that an Insured Age 35 buys a Policy with an initial Face Amount of $100,000. If the Policy is surrendered at any time in the first five Policy Years, the Contingent Deferred Administrative Charge is equal to $3.50 (factor per $1,000 from Appendix D, Age 35) times 100,000 (of initial Face Amount) times 100% (from the Surrender Charge Percentage Table), and then dividing this amount by 1,000 or a total of $350 ($3.50 X 100,000 X 100%/1,000). If the initial Face Amount were $50,000, the Contingent Deferred Administrative Charge would instead be $3.50 X 50 X 100%, or $175 for the first five Policy Years.

    The calculation of the Contingent Deferred Administrative Charge for a requested increase in Face Amount is the same as for the initial Face Amount, except that the charges are based on the Insured's Age on the effective date of the increase and the years and months are measured from that date.

    CONTINGENT DEFERRED SALES CHARGE. The maximum Contingent Deferred Sales Charge for the initial Face Amount or any requested increase in Face Amount will be determined on the Policy Date or on the effective date of any requested increase. The maximum charge will remain level for the first five years in the relevant 15 year period, and then reduces in equal monthly increments until it becomes zero at the end of 15 years. The Contingent Deferred Sales Charge will vary depending upon the Insured's Age (on the Policy Date or on the effective date of an increase in Face Amount) and the Insured's sex.

    If you surrender the Policy during the first two Policy Years or during the first 24 months following a requested increase in Face Amount, you may be entitled to a refund of a portion of the Contingent Deferred Sales Charge. See "Sales Charge Refund."

    The Contingent Deferred Sales Charge will be equal to the lesser of:

    (a.) 47.50% of the premiums attributable to the initial Face Amount of the Policy and any premiums attributable to an increase in Face Amount; or

    (b.) The result of the Contingent Deferred Sales Charge Calculation described below

    CONTINGENT DEFERRED SALES CHARGE CALCULATION. For purposes of b. above, the Contingent Deferred Sales Charge for the initial Face Amount or any requested increase in Face Amount is determined by multiplying (i) the applicable Charge per $1,000 of Face Amount from Appendix E by (ii) the

Initial  Face Amount or the  Face Amount of the  increase, as applicable, and by
(iii) the applicable percentage from the Surrender Charge Percentage Table below, and then dividing this amount by 1,000.

    EXAMPLE. The following example illustrates how the Contingent Deferred Sales Charge is determined. Assume that a male, Age 35 buys a policy with an initial Face Amount of $100,000 and he surrenders the Policy during the third Policy Year at which time he has paid cumulative premiums of $3,000. Based on these assumptions the Contingent Deferred Sales Charge will be the lesser of:

    (a.) 47.50% times the cumulative premiums paid on the Policy, which is $1,425 (47.50 x $3,000); or

    (b.) The result of the Contingent Deferred Sales Charge Calculation, which is determined by multiplying (i) $15.18 (from Appendix E for a male age
       35) by (ii) $100,000 (the Initial Face Amount) and by (iii) 100% (the applicable percentage from the Surrender Charge Percentage Table), and then dividing by 1000, which results in a total of $1,518 ($15.18 x 100,000 x 100%/1000).

    The Contingent Deferred Sales Charge for requested increases in Face Amount will be calculated in the same manner as illustrated in the example above. However, for purposes of determining the amount in (a.) in the above example, the cumulative premiums paid is replaced by the premiums attributable to the increase in Face Amount. The premiums attributable to the increase in Face Amount will consist of a portion of the existing Accumulation Value and the portion of the premium payments made after the effective date of the increase. The proportion of existing Accumulation Value and subsequent premium payments attributable to the increase will equal (a) the Surrender Charge Guideline for the increase found in Appendix F, divided by (b) the sum of the Surrender Charge Guideline(s) for the initial Face Amount and each increase in Face Amount.

    MONTANA RESIDENTS. Appendix C, Appendix E and the preceding illustrations of the Contingent Deferred Sales Charge do not apply to Policies issued in Montana. The Contingent Deferred Sales Charge applied to Policies issued in Montana is not affected by the Insured's sex. Therefore, the Contingent Deferred Sales Charge made on Policies issued in this state will differ from the charge made in other states.

                       SURRENDER CHARGE PERCENTAGE TABLE

If surrender or lapse occurs
             in
  the last month of Policy      The following percentage of the
           Year:*             Surrender Charge will be payable:**
----------------------------  -----------------------------------
        1 through 5                             100%
             6                                   90%
             7                                   80%
             8                                   70%
             9                                   60%
             10                                  50%
             11                                  40%
             12                                  30%
             13                                  20%
             14                                  10%
        15 and later                              0%

 *For requested increases, years are measured from the date of the increase.

**The percentages reduce equally for each Policy Month during the years shown. For example, during the seventh Policy Year, the percentage reduces equally each month from 90% at the end of the sixth Policy Year to 80% at the end of the seventh Policy Year.


    MORTALITY AND EXPENSE RISK CHARGE. We will deduct a daily charge from the Variable Account at an annual rate of .80 of 1% (.80%) of the daily Variable Accumulation Value of the Policy. This deduction is guaranteed not to increase for the duration of the Policy.

    The mortality risk assumed is that Insureds may live for a shorter period of time than we estimated and that, as a result, we would have to pay a greater amount in Death Benefits than we collect in premium payments. The expense risk assumed is that expenses incurred in issuing and administering the Policy will be greater than we estimated.


PARTIAL WITHDRAWAL AND TRANSFER CHARGES


    There is currently no charge imposed for each transfer but we presently charge $10.00 for each partial withdrawal. The charge for transfers and partial withdrawals is guaranteed not to exceed $10.00 per transfer or partial withdrawal. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of conversion rights.


REDUCTION OF CHARGES
    Any of the charges under the Policy, as well as the minimum Face Amount set forth in this Prospectus, may be reduced because of special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our policyholders or those of affiliated insurance companies, or sales to employees or clients of members of our affiliated group of insurance companies. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected Policy owners and owners of all other policies funded by the Variable Account.

SALES CHARGE REFUND

    During the first two Policy Years and during the first 24 Policy Months following the effective date of any requested increase in Face Amount, we may be required to refund a portion of the Contingent Deferred Sales Charge if you surrender the Policy. This refund is called the Sales Charge Refund.

    Any amount used in the calculation described below will be determined on the effective date of surrender.

    INITIAL FACE AMOUNT. If the Policy is surrendered during the first two Policy Years, a Sales Charge Refund will be made to the extent that the total sales charge deducted (which consists of the 2.50% sales charge deducted from each premium payment and the Contingent Deferred Sales Charge) exceeds (i) 30% of actual premium payments made in the first Policy Year up to the amount of the Surrender Charge Guideline (see below) for the initial face amount, plus (ii) 9% of any actual premium payments made that exceed (i). In addition, the amount of the refund will never decrease as the result of the payment of a premium. After the second Policy Year, there is no Sales Charge Refund with respect to the initial Face Amount.

    As described above, the Sales Charge Refund is calculated based on percentages of premium payments. While the total sales charge deducted under the Policy is not based solely on premium payments, it is possible to translate the total sales charge into a percentage of premium payments. In general, the total sales charge deducted (before calculating the Sales Charge Refund) will be 50% of each premium payment until premium payments reach a certain level. This level ranges from approximately 80% of a Surrender Charge Guideline (for a male at issue Age 75) to approximately 275% of a Surrender Charge Guideline (at issue Ages 0-52). After premium payments reach this level, the total sales charge will equal 2.50% of each additional premium payment. During the two Policy Years when the Sales Charge Refund applies, however, the total sales charge will be limited to 30% of actual premium payments up to the amount of a Surrender Charge Guideline, 9% of actual premium payments until payments reach the level where the total sales charge drops to 2.50%, and 2.50% of any additional premium payments beyond that level. If you have any questions regarding the amount of your Sales Charge Refund, please call us.

    Due to the Sales Charge Refund, the total sales charge for the initial Face Amount will be significantly less if a Policy is surrendered during the first two Policy Years rather than shortly thereafter.

    The Surrender Charge Guideline will equal the amount obtained by dividing the Face Amount or the amount of the increase, as the case may be, by $1,000, and multiplying the result by the applicable factor from Appendix F.

    REQUESTED INCREASES IN FACE AMOUNT. If you cancel a requested increase in Face Amount during the first 24 Policy Months following the increase (but after the free look period -- see "Free Look and

Conversion Rights -- Free Look Rights"), and the Policy is surrendered at any time thereafter, a Sales Charge Refund will be made to the extent that the total sales charge for the increase (which consists of 2.50% of the premiums attributable to the increase and the Contingent Deferred Sales Charge for the increase) exceeds (i) 30% of the premiums attributable to the increase in the 12 Policy Months following the increase up to the amount of 30% of the Surrender Charge Guideline for the increase (see immediately preceding paragraph), plus
(ii) 9% of any premiums attributable to the increase that exceed (i). In addition, the amount of the refund will never decrease as the result of the payment of a premium. This refund is only available if the increase is cancelled within the 24 Policy Months following its effective date, and the Policy is subsequently surrendered. No refund is available if the increase is cancelled after the 24-month period.

    Calculating total sales charge deducted for an increase as a percentage of premiums attributable to the increase is, in general, the same as described above for the initial Face Amount. Thus, due to the Sales Charge Refund, the total sales charge for a requested increase in Face Amount may be significantly less if the increase is cancelled during the 24-month period following the increase rather than shortly thereafter. If you have any questions regarding the amount of your Sales Charge Refund, please call us.

    For the purposes of the preceding paragraph, the premiums attributable to the increase will be determined as described in the section entitled "Deductions and Charges -- Surrender Charge -- Calculation of Contingent Deferred Sales Charge", which means that, in effect, a proportionate amount of the existing Accumulation Value on the effective date of the increase will be deemed to be a premium payment for the increase, and subsequent premium payments will be prorated.

    EFFECT OF SALES CHARGE REFUND. The Sales Charge Refund will be applied to maintain the Policy in force when the Cash Surrender Value is insufficient to cover the Monthly Deduction. If the remaining Sales Charge Refund (not already applied to keep the Policy in force) is insufficient to cover the Monthly
Deduction, this remaining Sales Charge Refund may be applied for the grace period under the Policy. See "Policy Lapse and Reinstatement". Any Sales Charge Refund not so applied will be refunded to you upon the total surrender of the Policy.

POLICY LAPSE AND REINSTATEMENT

    LAPSE. Unlike traditional life insurance policies, the failure to make a Planned Periodic Payment will not by itself cause the Policy to lapse. If the Death Benefit Guarantee is not in effect, the Policy will lapse only if, as of any Monthly Anniversary, (a) the Loan Amount is greater than the Accumulation Value plus any Sales Charge Refund, less the applicable Surrender Charge, or (b) the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due, and in both cases if a grace period of 61 days expires without a sufficient payment. If (during the first two Policy Years or the first 24 Policy Months after a requested increase in Face Amount) there exists any Sales Charge Refund (see "Sales Charge Refund") sufficient to supplement the Cash Surrender Value so as to cover the Monthly Deduction, then the Sales Charge Refund will be applied by us to keep the Policy in force. The amount of Sales Charge Refund available for such application is reduced on each Monthly Anniversary as so applied. Any payment made by you after we have kept the Policy in force in this manner will first be used to reimburse us for the amount of Sales Charge Refund so applied.

    During the early Policy Years, the Cash Surrender Value (even when supplemented by the Sales Charge Refund) will generally not be sufficient to cover the Monthly Deduction, so that premium payments sufficient to maintain the Death Benefit Guarantee will be required to avoid lapse. See "Death Benefit Guarantee".

    The Policy does not lapse, and the insurance coverage continues, until the expiration of a 61-day grace period which begins on the date we send you written notice indicating that (a) the Loan Amount is greater than the Accumulation Value plus any Sales Charge Refund, less the applicable Surrender Charge, or (b) the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due. Our written notice to you will indicate the amount of the payment required to avoid lapse. Failure to make a sufficient payment within the grace period will result in lapse of the Policy without value.

    As discussed above, any Sales Charge Refund will be applied to keep the Policy in force when the Cash Surrender Value is less than the Monthly Deduction. When a total surrender of the Policy is requested after the start of a grace period, any remaining Sales Charge Refund (not already applied to keep the Policy in force) will be so applied for the grace period, and consequently not refunded, unless the surrender request is received by us within 30 days after we mail the grace period notice to you. If such a request is timely received, you will be refunded an amount equal to any unapplied Sales Charge Refund that existed as of the Monthly Anniversary on which the Cash Surrender Value deficiency causing the grace period notice occurred, plus any unearned prepaid loan interest as of such Monthly Anniversary.

    If the Insured dies during the grace period, the proceeds payable will equal the amount of the Death Benefit on the Valuation Date on or next following the date of the Insured's death, reduced by any Loan Amount and any unpaid Monthly Deductions.

    If the Death Benefit Guarantee is in effect, we will not lapse the Policy. See "Death Benefit Guarantee".

    REINSTATEMENT. Reinstatement means putting a lapsed Policy back in force. You may reinstate a lapsed Policy by written request any time within five years after it has lapsed if it has not been surrendered for its Cash Surrender Value.

    To reinstate the Policy and any riders you must submit evidence of insurability satisfactory to us and you must pay a premium large enough to keep the Policy in force for at least two months.

    The Death Benefit Guarantee cannot be reinstated. See "Death Benefit Guarantee".

SURRENDER BENEFITS

    Subject to certain limitations, you may make a total surrender of the Policy or a partial withdrawal of the Policy's Cash Surrender Value by sending us a written request. The amount available for a total surrender or partial withdrawal will be determined at the end of the Valuation Period during which your written request is received. Any amounts payable from the Variable Account upon total surrender or partial withdrawal will generally be paid within seven days of receipt of your written request. Postponement of payments may, however, occur in certain circumstances. See "General Provisions -- Postponement of Payments".

TOTAL SURRENDER
    By making a written request, you may surrender the Policy at any time for its Cash Surrender Value plus any Sales Charge Refund. The Cash Surrender Value is the Accumulation Value of the Policy reduced by any Surrender Charge, Loan Amount and unpaid Monthly Deductions. If the Cash Surrender Value at the time of a surrender exceeds $25,000, the written request must include a Signature Guarantee. An illustration of Accumulation Values, Surrender Charges, Cash Surrender Values, and Death Benefits assuming different levels of premium payments and investment returns for selected Ages and Face Amounts, is shown in Appendix C.

PARTIAL WITHDRAWAL
    You may also withdraw part of the Policy's Cash Surrender Value by sending us a written request. If the amount being withdrawn exceeds $25,000, the written request must include a Signature Guarantee. Only one partial withdrawal is allowed in any Policy Year. We currently make a charge of $10.00 for each partial withdrawal. This charge is guaranteed not to increase for the duration of the Policy. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges". The amount of any partial withdrawal must be at least $500 and, during the first 15 Policy Years, may not be more than 20% of the Cash Surrender Value on the date we receive your written request.

    Unless you specify a different allocation, we make partial withdrawals from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis based upon the Accumulation Value. These proportions will be determined at the end of the Valuation Period during which your written request is received. For purposes of determining these proportions, any outstanding Loan Amount is first subtracted from the Fixed Accumulation Value.

    EFFECT OF PARTIAL WITHDRAWALS. The Accumulation Value will be reduced by the amount of any partial withdrawal. The Death Benefit will also be reduced by the amount of the withdrawal, or, if the Death Benefit is based on the applicable percentage of Accumulation Value (see "Death Benefit -- Death Benefit Options"), by an amount equal to the applicable percentage times the amount of the partial withdrawal.

    If the Level Amount Option is in effect, the Face Amount will be reduced by the amount of the partial withdrawal. When increases in the Face Amount have occurred previously, we reduce the current Face Amount by the amount of the partial withdrawal in the following order:

    (a) The Face Amount provided by the most recent increase;

    (b) The next most recent increases successively; and

    (c) The Face Amount when the policy was issued.

    (This assumption also applies to requested decreases in Face Amount -- see "Death Benefit -- Requested Changes in Face Amount".) Thus, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the Policy. See "Death Benefit -- Requested Changes in Face Amount", "Deductions and Charges -- Monthly Deduction" and "Death Benefit -- Insurance Protection".

    We do not allow a partial withdrawal if the Face Amount after a partial withdrawal would be less than the Minimum Face Amount (currently $25,000).

    If the Variable Amount Option is in effect, a partial withdrawal does not affect the Face Amount.

    A partial withdrawal may also cause the termination of the Death Benefit Guarantee because the amount of the partial withdrawal is generally deducted from the total premiums paid in calculating whether sufficient premiums have been paid in order to maintain the Death Benefit Guarantee. Under certain circumstances, a partial withdrawal may not be deducted from premiums paid for purposes of the Death Benefit Guarantee. See "Death Benefit Guarantee".

    Like partial withdrawals, Policy loans are a means of withdrawing funds from the Policy. See "Policy Loans". A partial withdrawal or a Policy loan may have tax consequences depending on the circumstances of such withdrawal or loan. See "Federal Tax Matters -- Policy Proceeds".

TRANSFERS

    You may transfer all or part of the Variable Accumulation Value between the Sub-Accounts or to the Fixed Account subject to any conditions the Funds whose shares are involved may impose. Transfer requests must be in writing unless you have completed a telephone transfer authorization form. You may also direct us to automatically make periodic transfers under the Dollar Cost Averaging or Portfolio Rebalancing services as described below.

    To transfer all or part of the Variable Accumulation Value from a Sub-Account, Accumulation Units are redeemed and their values are reinvested in other Sub-Accounts, or the Fixed Account, as directed in your request. We will effect transfers, and determine all values in connection with transfers, at the end of the Valuation Period during which we receive your request, except as otherwise specified for the Dollar Cost Averaging or Portfolio Rebalancing services. With respect to future Net Premium payments, however, your current premium allocation will remain in effect unless (i) you have requested the Portfolio Rebalancing service, or (ii) you are transferring all of the Variable Accumulation Value from the Variable Account to the Fixed Account in exercise of conversion rights. See "Free Look and Conversion Rights -- Conversion Rights".

    Transfers from the Fixed Account to the Variable Account are subject to the following additional restrictions: (i) your transfer request must be postmarked no more than 30 days before or after the Policy Anniversary in any year, and only one transfer is permitted during this period, (ii) no more than 50% of the Fixed Accumulation Value, less any Loan Amount, may be transferred unless the balance, after the transfer, would be less than $1,000, in which event the full Fixed Accumulation Value, less any Loan Amount, may be transferred, and (iii) you must transfer at least the lesser of $500 or the total Fixed Accumulation Value, less any Loan Amount. See Appendix A. Some of these restrictions may be waived for transfers due to the Portfolio Rebalancing service.


    TELEPHONE/FAX TRANSFER REQUESTS. You may request a transfer by telephone/fax on any Valuation Date after you complete a telephone/fax transfer authorization form. If you elect to complete the authorization form, you agree that we will not be liable for any loss, liability, cost or expense when we act in accordance with the telephone/fax transfer instructions that are received and recorded on voice recording equipment. If a telephone/fax transfer request is later determined not to have been made by you or was made without your authorization, and loss results from such unauthorized transfer, you bear the risk of this loss. Any requests via fax are considered telephone requests and are bound by the condition in the telephone/fax transfer authorization form you sign. Any fax request should include your name, daytime telephone number, Policy number and, in the case of tranfers, the names of Sub-Accounts from which and to which money will be transferred and the allocation percentage. We will employ reasonable procedures to confirm that instructions communicated by telephone/fax are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone/fax instructions, providing written confirmation of such instructions, and/or tape recording telephone instructions.


    TRANSFER LIMITS. We currently allow twelve transfers in a Policy Year, although we reserve the right to limit you to no more than four transfers per year. All transfers that are effective on the same Valuation Date will be treated as one transfer transaction. Transfers made due to the Dollar Cost Averaging or Portfolio Rebalancing services do not currently count toward the limit on number of transfers.


    TRANSFER CHARGES. While there is currently no charge imposed on a transfer we reserve the right to make a charge not to exceed $10.00 per transfer for the duration of the Policy. We do not anticipate that we will make a profit on this charge. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges". In no event, however, will any charge be imposed in connection with the exercise of a conversion right or transfers occurring as the result of Policy Loans. All transfers are also subject to any charges and conditions imposed by the Fund whose shares are involved. All transfers that are effective on the same Valuation Date will be treated as one transfer transaction.



    DOLLAR COST AVERAGING SERVICE. You may request this service if your Face Amount is at least $100,000 and your Accumulation Value, less any Loan Amount, is at least $5,000. If you request this service, you direct us to automatically make specific periodic transfers of a fixed dollar amount from any of the Sub-Accounts to one or more of the Sub-Accounts or to the Fixed Account. No transfers from the Fixed Account are permitted under this service. Transfers of this type may be made on a monthly, quarterly, semi-annual, or annual basis. This service is intended to allow you to use "Dollar Cost Averaging", a long term investment method which provides for regular investments over time. We make no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.



    If you are interested in the Dollar Cost Averaging service you may obtain a separate application form and full information concerning this service and its restrictions from us or our registered representative.



    If you are using the Dollar Cost Averaging service, this service will be discontinued immediately (i) on receipt of any request to begin a Portfolio Rebalancing service, (ii) if the Policy is in the grace period on any date when Dollar Cost Averaging transfers are scheduled, or (iii) if the specified transfer amount from any Sub-Account is more than the Accumulation Value in that Sub-Account.



    We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation would not affect any Dollar Cost Averaging service requests already commenced.



    PORTFOLIO REBALANCING SERVICE. You may request this service if your Face Amount is at least $200,000 and your Accumulation Value, less any Loan Amount, is at least $10,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation of Accumulation Value, less any Loan Amount, among the Sub-Accounts of the Variable Account and the Fixed Account; your allocation of future Net Premium payments will also be changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual, or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives.



    The Accumulation Value in each Sub-Account of the Variable Account and the Fixed Account will grow or decline at different rates over time. Portfolio Rebalancing will periodically transfer Accumulation Values from those accounts that have increased in value to those accounts that have increased at a slower rate or declined in value. If all accounts decline in value, it will transfer Accumulation Values from those that have decreased less in value to those that have decreased more in value. We make no guarantees that Portfolio Rebalancing will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.



    If you are interested in the Portfolio Rebalancing service you may obtain a separate application form and full information concerning this service and its restrictions from us or our registered representative.

    If you are using the Portfolio Rebalancing service, this service will be discontinued immediately (i) on receipt of any request to change the allocation of premiums to the Fixed Account and Sub-Accounts of the Variable Account, (ii) on receipt of any request to begin a Dollar Cost Averaging service, (iii) upon receipt of any request to transfer Accumulation Value among the accounts, or
(iv) if the policy is in the grace period or the Accumulation Value, less any Loan Amount, is less than $7,500 on any Valuation Date when Portfolio Rebalancing transfers are scheduled.



    We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation could affect Portfolio Rebalancing services currently in effect, but only after 30 days notice to affected Policy owners.


POLICY LOANS


    GENERAL. As long as the Policy remains in effect, you may borrow money from us at any time after the first Policy Year using the Policy as security for the loan (except that in Indiana loans may be made during the first Policy Year). The maximum amount that may be borrowed at any time is 75% of the Accumulation Value less any existing Loan Amount, and unpaid Monthly Deductions) except that in Texas the percentage is 100% and in Alabama, Maryland and Virginia, the percentage is 90%. After Age 65, we currently allow 100% of the Cash Value to be borrowed. Each Policy loan must be at least $500, except in Connecticut it must be at least $200.


    Loan requests may be made in writing or by telephoning us on any Valuation Date. Any loan request in excess of $25,000 will require a signature guarantee and telephone loan requests cannot exceed $10,000. No election form is currently required to make telephone loan requests. We will employ reasonable procedures to confirm that loan requests made by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmations of such instructions and/or tape recording telephone instructions.

    Policy loans have priority over the claims of any assignee or other person. A Policy loan may be repaid in whole or in part at any time on or before the Insured reaches Age 95, while the Insured is living.

    The loan proceeds will normally be paid to you within seven days after we receive your request. Postponement of loan proceeds may be postponed under certain circumstances. See "General Provisions -- Postponement of Payments".

    Payments made by you generally will be treated as premium payments, rather than Policy loan repayments, unless you indicate that the payment should be treated otherwise or unless we decide, in our discretion, to apply the payment as a Policy loan repayment. As a result, unless you indicate that a payment is a loan repayment, all payments you make to the Policy will generally be subject to the Premium Expense Charge. See "Deductions and Charges -- Premium Expense Charge".

    The total of your outstanding Policy loans is called the "Loan Amount".

    IMMEDIATE EFFECT OF POLICY LOANS. When we make a Policy loan, an amount equal to the Policy loan (which includes interest payable in advance) will be segregated within the Accumulation Value of your Policy and held in the Fixed Account as security for the loan. As described below, you will pay interest to us on the Policy loan, but we will also credit interest to you on the amount held in the Fixed Account as security for the loan. The amount segregated in the Fixed Account as security for the Policy loan will be included as part of the Fixed Accumulation Value under the Policy, but will (as described below) be credited with interest on a basis different from other amounts in the Fixed Account.

    Unless you specify differently, amounts held as security for the Policy loan will come proportionately from the Fixed Accumulation Value and the Variable Accumulation Value (with the proportions being determined as described below). Assets equal to the portion of the Policy loan coming from the Variable Accumulation Value will be transferred from the Sub-Accounts of the Variable Account to the Fixed Account, THEREBY REDUCING THE POLICY VALUE HELD IN THE SUB-ACCOUNTS. These transfers are not treated as transfers for the purposes of the transfer charge or the transfer limit.

    ILLUSTRATION OF DETERMINATION OF PROPORTIONS. The segregated amount that will be security for a Policy loan will come from the Fixed Accumulation Value and the Variable Accumulation Value in the same proportion that the sum of (a) the Policy's Fixed Accumulation Value, less any existing Loan Amount, and (b) the Policy's Variable Accumulation Value, bear to the Policy's total Accumulation Value less any existing Loan Amount (determined, in each case, at the end of the Valuation Period during which your request is received).

    This can be illustrated as follows. Assume that the Fixed Accumulation Value is $5,000 and the Variable Accumulation Value is $6,000, with Sub-Account XXX = $2,000, and Sub-Account YYY = $4,000. Assume that the existing Loan Amount is $1,000, and the new Policy loan request is $5,000. For purposes of determining the proportions, we first subtract the existing Loan Amount from the Fixed Accumulation Value, and then we add the Variable Accumulation Value, which in our example would be ($5,000-$1,000) + $6,000 = $10,000. The proportionate percentages of the Policy loan coming from the Fixed Accumulation Value and the Variable Accumulation Value are then determined as a percentage of this total, which would be $4,000/$10,000 = 40% from the Fixed Accumulation Value, and $6,000/$10,000 = 60% from the Variable Accumulation Value. The percentage deducted from the Variable Accumulation Value would be distributed as follows:
$2,000/$10,000 =  20%  from  Sub-Account  XXX; and  $4,000/$10,000  =  40%  from
Sub-Account YYY. The actual amounts coming from the various Accounts in connection with the new $5,000 Policy loan would be 40% X $5,000 = $2,000 from the Fixed Account; 20% X $5,000 = $1,000 from Sub-Account XXX; and 40% X $5,000 = $2,000 from Sub-Account YYY.

    EFFECT ON INVESTMENT PERFORMANCE. Amounts coming from the Variable Account as security for Policy loans will no longer participate in the investment performance of the Variable Account. All amounts held in the Fixed Account as security for Policy loans (that is, the Loan Amount) will only be credited with interest at an effective annual rate equal to 5.75%. NO ADDITIONAL INTEREST WILL BE CREDITED TO THESE AMOUNTS. On the Policy Anniversary, any interest credited on these amounts will be credited to the Fixed Account and Variable Account according to the premium allocation then in effect (see "Payment and Allocation of Premiums -- Allocation of Premiums").

    Although Policy loans may be repaid in whole or in part at any time before the Insured's Age 95, Policy loans will permanently affect the Policy's potential Accumulation Value. As a result, to the extent that the Death Benefit depends upon the Accumulation Value (see "Death Benefit -- Death Benefit Options"), Policy loans will also affect the Death Benefit under the Policy. This effect could be favorable or unfavorable depending on whether the investment performance of the assets allocated to the Sub-Account(s) is less than or greater than the interest being credited on the assets transferred to the Fixed Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under the Policy will be lower when such interest credited is less than the investment performance of assets held in the Sub-Account(s).

    EFFECT ON POLICY COVERAGE. If, on any Monthly Anniversary, the Loan Amount is greater than the Accumulation Value, plus any Sales Charge Refund, less the then applicable Surrender Charge, we will notify you. If we do not receive sufficient payment within 61 days from the date we send notice to you, the Policy will lapse and terminate without value. Our written notice to you will indicate the amount of the payment required to avoid lapse. The Policy may, however, later be reinstated. See "Policy Lapse and Reinstatement".

    A Policy loan may also cause termination of the Death Benefit Guarantee, because the Loan Amount is deducted from the total premiums paid in calculating whether sufficient premiums have been paid in order to maintain the Death Benefit Guarantee. See "Death Benefit Guarantee".

    Proceeds payable upon the death of the Insured will be reduced by any Loan Amount.

    INTEREST. The interest rate charged on Policy loans will be an annual rate of 7.40%, payable in advance. After the tenth Policy Year, we will charge interest at an annual rate of 5.44%, payable in advance, on that portion of your Loan Amount that is not in excess of (a) the Accumulation Value, less (b) the total of all premiums paid and plus (c) the total of all partial withdrawals. Any excess of this amount will be charged interest at the annual rate of 7.40%.

    Interest is payable in advance (for the rest of the Policy Year) at the time any Policy loan is made and at the beginning of each Policy Year thereafter (for that entire Policy Year). If interest is not paid when due, it will be deducted from the Accumulation Value as an additional Policy loan (see "Immediate Effect of Policy Loans" above) and will be added to the existing Loan Amount.

    Because we charge interest in advance, any interest that we have not earned will be refunded to you upon lapse or surrender of the Policy or repayment of the Policy Loan.

    REPAYMENT OF LOAN AMOUNT. The Loan Amount may be repaid any time while the Insured is living before the Insured reaches Age 95 (see "General Provisions -- Benefits at Age 95"). If not repaid, the Loan Amount will be deducted by us from any amount payable under the Policy. As described above, unless you provide us with notice to the contrary, any payments on the Policy will generally be treated as premium payments, which are subject to the Premium Expense Charge, rather than repayments on the Loan Amount. Any repayments on the Loan Amount will result in amounts being reallocated to the Fixed Account and to the Sub-Accounts of the Variable Account according to your current premium allocation.

    TAX CONSIDERATIONS. A Policy loan may have tax consequences depending on the circumstances of the loan. See "Federal Tax Matters -- Policy Proceeds".

FREE LOOK AND CONVERSION RIGHTS

FREE LOOK RIGHTS
    The Policy provides for two types of return or "free look" periods, one after application for and issuance of the Policy and the other after any requested increase in Face Amount.

    AT INITIAL ISSUE. The Policy provides for an initial free look period during which you have a right to return the Policy for cancellation and receive a refund of all premiums paid. You must return the Policy to us or your agent and ask us to cancel the Policy by the latest of:

    - Midnight of the 20th day after receiving it;

    - Midnight of the 20th day after a written Notice of Right of Withdrawal is mailed or delivered to you; or

    - Midnight of the 45th day after the date your application for the Policy is signed.

    FOLLOWING A REQUESTED INCREASE IN FACE AMOUNT. Any requested increase in Face Amount is also subject to a free look period during which you have a right to cancel the increase and receive a refund. You must notify us or your agent and ask us to cancel the increase by the latest of:

    - Midnight of the 20th day after receiving a new Policy Data Page;

    - Midnight of the 20th day after a written Notice of Right of Withdrawal is mailed or delivered to you; or

    - Midnight of the 45th day after the date your request for the increase is signed.

    Upon requesting cancellation of the increase, you will receive a refund, if you so request, or otherwise a restoration to the Policy's Accumulation Value (allocated among the Fixed Account and the Sub-Accounts of the Variable Account as if it were a Net Premium payment), in an amount equal to all Monthly Deductions attributable to the increase in Face Amount, including rider costs arising from the increase. This refund or credit will be made within seven days after we receive the request for cancellation on the appropriate form. In addition, the Surrender Charge will be adjusted so that it will be as though no such increase in Face Amount had occurred. Premiums paid after an increase in Face Amount will not be refunded following cancellation of the increase. If you request an increase in Face Amount you should take this into account in deciding whether to make any premium payments during the free look period for the increase.

CONVERSION RIGHTS
    Under applicable SEC rules, we must provide you with an option to convert the Policy or any requested increase in Face Amount to a life insurance policy on the life of the Insured under which the benefits do not vary with the investment experience of the Variable Account. In effect, we make this option available to you at any time while the Policy is in force by permitting you to transfer all or any part of the Policy's Variable Accumulation Value to the Fixed Account. If, at any time during the first two Policy Years or the first two years following a requested increase in Face Amount, you request transfer from the Variable Account to the Fixed Account and indicate that you are making the transfer in exercise of your conversion rights, the transfer will not be subject to the transfer charge and will not count against the transfer limit. At the time of such transfer, there is no effect on the Policy's Death Benefit, Face Amount, net amount at risk, Rate Class(es) or issue Age -- only the method of funding the Accumulation Value under the Policy will be affected. See "Death Benefit", "Accumulation Value" and Appendix A, "The Fixed Account".

    If you transfer all of the Variable Accumulation Value from the Variable Account to the Fixed Account and indicate that you are making this transfer in exercise of your conversion rights, we will automatically credit all future premium payments on the Policy to the Fixed Account unless you request a different allocation.

INVESTMENTS OF THE VARIABLE ACCOUNT


    There are currently 12 investment alternatives available under the Variable Account. Fidelity Management & Research Company is the investment adviser for the five portfolios of VIP and the three portfolios of VIP II. Putnam Management is the investment adviser for the four funds of Putnam Variable Trust.



    We reserve the right to establish additional Sub-Accounts of the Variable Account, each of which could invest in a new Fund with a specified investment objective. The Variable Account would then consist of more than the current twelve investment options. You would only be permitted, however, to participate in a maximum of seventeen of the then available investment options over the lifetime of your Policy. You would not have to choose your investment options in advance, but upon participation in the seventeenth Fund since issue of the Policy, you would only be able to transfer within the seventeen Funds already utilized and which are still available.



    The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, recordkeeping, distribution, and other services provided by the Company and its affiliates to Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders.



    The Company recently has entered into agreements with Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation which provide that, assuming aggregated net asset goals are met, the Company or its affiliates will receive a quarterly payment for administrative, recordkeeping, and distribution services provided by the Company or such affiliates in connection with the sale and servicing of certain of the Fidelity VIP and VIP II Funds.



    The Funds currently offered are described below. A brief summary of investment objectives is contained in the description of each Fund. In addition, you should read the prospectuses of the Funds, which are combined with this prospectus, for more detailed information and particularly, a more thorough explanation of investment objectives, because several of the Funds and portfolios may have objectives that are quite similar. There is no assurance that any Fund will achieve its investment objective(s). There is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.



    The Fund shares may be available to fund benefits under both variable annuity and variable life contracts and policies. This could, in the future, result in an irreconcilable conflict between the interests of the holders of the different types of variable contracts. The Funds have advised us that they will monitor for such conflicts and will promptly provide us with information regarding any such conflicts should they arise or become imminent and we will promptly advise the Funds if we become aware of any such conflicts. If any such material irreconcilable conflict arises we will arrange to eliminate and remedy such conflict up to and including establishing a new management investment company and segregating the assets underlying the variable policies and contracts at no cost to the holders of the policies and contracts. For a brief explanation of the conflicts that may be involved in such situations, refer to the section entitled "FMR and Its Affiliates" in the VIP and VIP II
Prospectuses, and the section entitled "Sales And Redemptions" in the Putnam Variable Trust Prospectus.


    The Funds described below distribute dividends and capital gains. However, distributions are automatically reinvested in additional Fund shares, at net asset value. The Sub-Account receives the distributions which are then reflected in the Unit Value of that Sub-Account. See "Accumulation Value".


FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (VIP)


    VIP is a mutual fund trust currently including five investment portfolios, each with a different investment objective.


    MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high-quality U.S. dollar denominated money market instruments of domestic and foreign issuers. An investment in the Portfolio is not insured or guaranteed by the U.S. Government, and there can be no assurance that the portfolio will maintain a stable net asset value per share of $1.00.

    HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (sometimes referred to as "junk bonds"), while also considering growth of capital. Lower-rated fixed-income securities are considered speculative and involve greater risk of default than higher-rated fixed-income securities and are more sensitive to the issuer's capacity to pay. Consult the VIP Prospectus for further information on the risks associated with the portfolio's investment in lower-rated, fixed-income securities.



    EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities the portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.


    GROWTH PORTFOLIO seeks to achieve capital appreciation. The portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

    OVERSEAS PORTFOLIO seeks long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.


FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (VIP II)


    VIP  II  is  a  mutual  fund  trust  currently  including  five   investment
portfolios, each with a different investment objective. Presently, only the following three portfolios are available within this Policy.


    ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

    INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities.

    INDEX 500 PORTFOLIO seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the portfolio attempts to duplicate the composition and total return of the Standard & Poor's Composite Index of 500 Stocks while keeping transaction costs and other expenses low.


PUTNAM VARIABLE TRUST


    Putnam Variable Trust is a mutual fund currently offering sixteen investment funds each with a different investment objective. However, only the following four funds are available under this contract.



    PUTNAM VT DIVERSIFIED INCOME FUND seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High-Yield Sector, (which invests primarily in securities that are commonly known as "junk bonds"), and an International Sector. Consult the Putnam Variable Trust Prospectus for further information on the risks associated with this Fund's investments in high-yield, higher-risk fixed income securities.



    PUTNAM VT GROWTH AND INCOME FUND seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.



    PUTNAM VT UTILITIES GROWTH AND INCOME FUND seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.



    PUTNAM VT VOYAGER FUND seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.


ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS
    We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Variable Account or that the Variable Account may purchase. We reserve the right to eliminate the shares of any of the Funds and to substitute shares of another Fund or of another open-end, registered investment company, if the shares of a Fund are no longer available for investment, or if in our judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account. We will not substitute any shares attributable to your interest in a Sub-Account of the Variable Account without notice and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law. Nothing contained herein shall prevent the Variable Account from purchasing other securities of other Funds or classes of policies, or from permitting a conversion between Funds or classes of policies on the basis of requests made by Policy owners.

    We also reserve the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in a new Fund, or in shares of another investment company, with a specified investment objective. New Sub-Accounts may be established when, in our sole discretion, marketing needs or investment conditions warrant, and any new Sub-Accounts will be made available to existing Policy owners on a basis to be determined by us. We may also eliminate one or more Sub-Accounts if, in our sole discretion, marketing, tax, or investment conditions warrant.

    In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If all or a portion of your investments are allocated to any of the current funds that are being substituted for on the date such substitution is announced, you may surrender the portion of the Accumulation Value funded by such Fund(s) without payment of the associated Surrender Charge. You may transfer the portion of the Accumulation Value affected without payment of a Transfer Charge. If deemed by us to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with our other separate accounts.

VOTING RIGHTS

    You have the right to instruct us how to vote the Fund shares attributable to the Policy at regular meetings and special meetings of the Funds. We will vote the Fund shares held in Sub-Accounts according to the instructions received, as long as:

    - The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940; and

    - The assets of the Variable Account are invested in Fund shares.

    If we determine that, because of applicable law or regulation, we do not have to vote according to the voting instructions received, we will vote the Fund shares at our discretion.

    All persons entitled to voting rights and the number of votes they may cast are determined as of a record date, selected by us, not more than 90 days before the meeting of the Fund. All Fund proxy materials and appropriate forms used to give voting instructions will be sent to persons having voting interests.

    Any Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Policy owners, will be voted by us in proportion to the instructions received from all Policy owners having a voting interest in the Fund. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund, and will be voted in the same manner as are the respective account's votes.

    Owning the Policy does not give you the right to vote at meetings of our stockholders.

    DISREGARD OF VOTING INSTRUCTIONS. We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of any Fund or to approve or disapprove an investment advisory contract for any Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of any Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determine that the change would have an adverse effect on the Variable Account in that the proposed investment policy for a Fund may result in speculative or unsound investments. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to owners.

GENERAL PROVISIONS

BENEFITS AT AGE 95
    If the Insured is living and the Policy is in force, we will pay the Cash Surrender Value of the Policy to you when the Insured reaches Age 95.

OWNERSHIP
    While the Insured is alive, subject to the Policy's provisions you may:

    - Change the amount and frequency of premium payments.

    - Change the allocation of premiums.

    - Change the Death Benefit Option.

    - Change the Face Amount.

    - Make transfers between accounts.

    - Surrender the Policy for cash.

    - Make a partial withdrawal for cash.

    - Receive a cash loan.

    - Assign the Policy as collateral.

    - Change the beneficiary.

    - Transfer ownership of the Policy.

    - Enjoy any other rights the Policy allows.

PROCEEDS
    At the Insured's death, the proceeds payable include the Death Benefit then in force:

    - Plus any additional amounts provided by rider on the life of the Insured;

    - Plus any Policy loan interest that we have collected but not earned;

    - Minus any Loan Amount; and

    - Minus any unpaid Monthly Deductions.

BENEFICIARY
    You may name one or more beneficiaries on the application when you apply for the Policy. You may later change beneficiaries by written request. If no beneficiary is surviving when the Insured dies, the Death Benefit will be paid to you, if surviving, or otherwise to your estate.

POSTPONEMENT OF PAYMENTS
    Payments from the Variable Account for Death Benefits, cash surrender, partial withdrawal, or loans will generally be made within seven days after we receive all the documents required for the payments.

    We may, however, delay making a payment when we are not able to determine the Variable Accumulation Value because (i) the New York Stock Exchange is closed, other than customary weekend or holiday closings, or trading on the New York Stock Exchange is restricted by the SEC, (ii) the SEC by order permits postponement for the protection of Policyholders, or (iii) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets. Transfers and allocation to and against any Sub-Account of the Variable Account may also be postponed under these circumstances.

    Any of the payments described above which are made from the Fixed Account may be delayed up to six months from the date we receive the documents required. We will pay interest at an effective annual rate of 3.50% if we delay payment more than 30 days. No additional interest will be credited to any delayed payments.

SETTLEMENT OPTIONS
    Settlement Options are ways you can choose to have the Policy's proceeds paid. These options apply to proceeds paid:

    - At the Insured's death.

    - On total surrender of the Policy.

    The proceeds are paid to one or more payees. The proceeds may be paid in a lump sum or may be applied to one of the following Settlement Options. A combination of options may be used. At least $2,500 must be applied to any option for each payee under that option. Under an installment Option, each payment must be at least $25.00. We may adjust the interval to make each payment at least $25.00.

    Proceeds applied to any Option no longer earn interest at the rate applied to the Fixed Account or participate in the investment performance of the Funds.

    Option 1 -- Proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval.

    Option 2 -- Proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid.

    Option 3 -- Proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid.

    Option 4 -- The proceeds provide an annuity payment with a specified number of months "certain". The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee.

    Option 5 -- The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

    Option 6 -- The proceeds are used to provide an annuity based on the rates in effect when the proceeds are applied. We do not apply this Option if a similar option would be more favorable to the payee at that time.

    INTEREST ON SETTLEMENT OPTIONS. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors. The interest rate will never be less than an effective annual rate of 3.50%.

    In determining amounts to be paid under Options 3 and 4, we assume interest at an effective annual rate of 3.50%. Also, for Option 3 and "certain" periods under Option 4, we credit any excess interest we may declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors.

INCONTESTABILITY
    After the Policy has been in force during the Insured's lifetime for two years from the Policy's Issue Date, we cannot claim the Policy is void or refuse to pay any proceeds unless the Policy has lapsed.

    If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year contestable period measured from the date of the increase.

    If the Policy is reinstated, the contestable period is measured from the date of reinstatement with respect to statements made on the application for reinstatement.

MISSTATEMENT OF AGE AND SEX
    If the Insured's Age or sex or both are misstated (except where unisex rates apply), we adjust the proceeds by the difference between the Monthly Deductions made and those that should have been made.

ADJUSTMENT OF PROCEEDS
    If we make incorrect payments because of incorrect Age or sex information, or any error or miscalculation, we adjust the proceeds. We deduct any overpayments from the next payment or payments or request a refund of the overpayment. We add underpayments to the next payment or pay you that amount immediately. In adjusting the proceeds we use the interest rates in effect for the Fixed Accumulation Value and the applicable Sub-Account Unit Values at the time the Monthly Deduction, error or miscalculation was originally made.

SUICIDE
    If the Insured commits suicide, whether sane or insane, within two years of the Policy's Issue Date, we do not pay the Death Benefit. Instead, we refund all premiums paid for the Policy and any attached riders, minus any Loan Amounts and partial withdrawals.

    If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year suicide limitation for the proceeds associated with that increase. If the Insured commits suicide, whether sane or insane, within two years of the effective date of the increase, we pay the Death Benefit prior to the increase and refund the cost of insurance for that increase.

    In Colorado and North Dakota, the suicide period is shortened to one year.

TERMINATION
    The Policy terminates when any of the following occurs:

    - The Policy lapses. See "Policy Lapse and Reinstatement".

    - The Insured dies.

    - The Policy is surrendered for its Cash Surrender Value.

    - The Policy is amended according to the amendment provision described below and you do not accept the amendment.

    - The Policy matures. See "General Provisions -- Benefits of Age 95".

AMENDMENT
    We reserve the right to amend the Policy in order to include any future changes relating to the following:

    - Any SEC rulings and regulations.

    - The Policy's qualification for treatment as a life insurance policy under the following:
     -- The Internal Revenue Code of 1986, as amended.
     -- Internal Revenue Service rulings and regulations.
     -- Any requirements imposed by the Internal Revenue Service.

REPORTS

    ANNUAL STATEMENT. We will send you an Annual Statement once each year, showing the Face Amount, Death Benefit, Accumulation Value, Cash Surrender Value, Loan Amount, premiums paid, Planned Periodic Premiums, interest credits, partial withdrawals, transfers, and charges since the last statement.

    Additional statements are available for a fee upon request.

    PROJECTION REPORT. Upon request, we will for a fee provide you a report projecting future results based on the Death Benefit Option you specify, the Planned Periodic Premiums you specify, and the Accumulation Value of your Policy at the end of the prior Policy Year.

DIVIDENDS
    The Policy does not entitle you to participate in our surplus. We do not pay you dividends under the Policy.

    The Sub-Account receives any dividends paid by the related Fund. Any such dividend is credited to you through the calculation of the Sub-Account's daily Unit Value.

COLLATERAL ASSIGNMENT
    You may assign the benefits of the Policy as collateral for a debt. This limits your rights to the Cash Surrender Value and the beneficiary's rights to the proceeds. An assignment is not binding on us until we receive written notice.

OPTIONAL INSURANCE BENEFITS
    The Policy can include additional benefits, in the form of riders to the Policy, if our requirements for issuing such benefits are met. We currently offer the following benefit riders:

    ACCELERATED BENEFIT RIDER. Under certain circumstances a part of the Death Benefit may be paid to you when the Insured has been diagnosed as having a terminal illness. This Rider may not be available in all states. Ask your registered representative about the availability of this Rider in your state.

    ACCIDENTAL DEATH BENEFIT RIDER. Provides an additional benefit if the Insured dies from an accidental injury.

    ADDITIONAL INSURED RIDER. Provides a 10 year, guaranteed level premium and level term coverage for the Insured, the Insured's spouse, or a child of the Insured.

    WAIVER OF MONTHLY DEDUCTION RIDER. The Monthly Deduction for the Policy is waived while the Insured is totally disabled under the terms of the rider.

    CHILDREN'S INSURANCE RIDER. Provides up to $10,000 of term life insurance on the life of each of the Insured's children.

    COST OF LIVING INCREASE RIDER. Provides optional increases in Face Amount on the life of the Insured every two years based on the cost of living without evidence of insurability.

    WAIVER OF SPECIFIED PREMIUM RIDER. Contributes a specified amount of premium to the Policy each month while the Insured is totally disabled under the terms of the rider. This rider may not be available in all states. Ask your registered representative about the availability of this rider in your state.

FEDERAL TAX MATTERS

    The following discussion is not intended to be a complete description of the tax status of the Policies. Rather, it provides information about how we believe the tax laws apply in the most commonly occurring circumstances. The tax treatment of certain aspects of the Policies, such as surrenders and partial withdrawals, is uncertain or may be changed by regulations adopted in the future. For these reasons, Policy owners are advised to consult with their own tax advisers with regard to the tax implications of the Policies.

POLICY PROCEEDS

    GENERAL. The Policy should qualify as a life insurance contract as long as it satisfies certain definitional tests under Section 7702 and 817(d) of the Internal Revenue Code (the "Code") and as long as the underlying investments for the Contract satisfy diversification requirements under Section 817(h) of the Code (see "Diversification Requirements"). Section 7702 of the Code provides that the Policy will so qualify if it satisfies a cash value accumulation test or a guideline premium requirement and falls within a cash value corridor. The qualification of the Policy under Section 7702 depends in part upon the Death Benefit payable under the Policy at any time. To the extent a change in the Policy, such as a decrease in Face Amount or a change in Death Benefit Option, would cause the Policy not to qualify, we will not make the change. Also, if at any time a premium is paid which would result in total premiums exceeding the current maximum premiums allowed, we will only accept that portion of the premium which would make total premiums equal the maximum (see "Payment and Allocation of Premiums -- Amount and Timing of Premiums").

    MODIFIED ENDOWMENT CONTRACTS. In 1988 Congress created a new classification of life insurance policies known as "Modified Endowment Contracts". Policy loans, partial surrenders and partial withdrawals of cash from a policy which is classified as a Modified Endowment Contract are taxable as ordinary income to the Policy owner. Additionally, taxable distributions, if made before the Policy owner is 59 1/2, are subject to a Federal income tax penalty of 10%.

    Modified Endowment Contract classification may be avoided by limiting the amount of premiums paid under the Policy. If you contemplate a large premium payment under this Policy, and you wish to avoid Modified Endowment Contract classification, you may contact us in writing before making the payment and we will tell you the maximum amount which can be paid into the Policy.

    DIVERSIFICATION REQUIREMENTS. Flexible premium variable life insurance policies such as these Policies will be treated as life insurance contracts under the Code as long as the separate accounts funding them are "adequately diversified" under Section 817(h) of the Code and regulations issued by the Treasury Department. If the Variable Account is determined to be not adequately diversified, Policy owners in the Variable Account will be treated as the owners of the underlying assets and thus the earnings and gains will be currently taxable. The investment adviser of the respective mutual fund investment options has responsibility for maintaining the investment diversification required under the Code.

    DEATH BENEFITS. The Death Benefit proceeds payable under either the Level Amount Option or the Variable Amount Option will be excludable from the gross income of the beneficiary under Section 101(a) of the Code.

TAXATION OF DISTRIBUTIONS

    SURRENDERS AND PARTIAL WITHDRAWALS. A surrender or lapse of the Policy may have tax consequences. Upon surrender, the owner will not be taxed on the Cash Surrender Value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior withdrawals. The amount of any Policy loan will, upon surrender or lapse, be added to the Cash Surrender Value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any income payment settlement option.

    A complete surrender of the Policy will, and a partial withdrawal may, under
Section 72(e)(5) of the Code, be included in your gross income to the extent that the distribution exceeds your investment in the Policy. Withdrawals or partial surrenders generally are not taxable unless the total of such withdrawals exceeds total premiums paid to the date of withdrawal less the untaxed portion of any prior withdrawals. During the first 15 Policy Years, however, an additional amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits. A qualified tax adviser should be consulted regarding the tax consequences of any surrender or partial withdrawal during the first 15 Policy Years.

    The increase in Accumulation Value of the Policy will not be included in gross income unless and until there is a total surrender or partial withdrawal under the Policy. A complete surrender of the Policy will, and a partial withdrawal may, under Section 72(e)(5) of the Code, be included in your gross income to the extent the distribution exceeds your investment in the Policy.

    The Unemployment Compensation Amendments of 1992 require us to withhold Federal income tax at the rate of 20% on most distributions from qualified plans, unless the distribution is an "eligible rollover distribution" as defined by the Unemployment Compensation Act of 1992 and the Policy owner files a written request with us for a direct rollover to an individual retirement account as described in 408(b) of the Code, or as applicable, to another qualified plan or a Section 403(b) arrangement that accepts rollovers.

    POLICY LOANS. Under Section 72(e)(5) of the Code, loans received under the Policy will be generally recognized as loans for tax purposes and will not be considered to be distributions subject to tax. Pursuant to Section 163 of the Code, interest paid to us with respect to the loan may or may not be deductible, depending upon a number of factors. If the Policy is a Modified Endowment Contract, a Policy loan or assignment of any portion of the Accumulation Value will be taxable in an amount equal to the lesser of the amount of the loan/assignment or the excess of Accumulation Value over the Owner's investment in the Policy. Due to the complexity of these factors, a Policy owner should consult a competent tax adviser as to the deductibility of interest paid on any Policy loans.

    OTHER TAXES. Federal estate  taxes and state  and local estate,  inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary if you or the Insured dies. Any person concerned about the estate implications of the Policy should consult a competent tax adviser.

TAXATION OF POLICIES HELD BY PENSION AND CERTAIN DEFERRED COMPENSATION PLANS

    PENSION AND PROFIT-SHARING PLANS. If a Policy is purchased by a trust which forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the Federal income tax treatment of such Policies will be somewhat different from that described above. A competent tax adviser should be consulted on these matters.

    DEFERRED COMPENSATION PLANS FOR PUBLIC EMPLOYEES AND EMPLOYEES OF TAX EXEMPT ORGANIZATIONS. Section 457 of the Code permits state and local government employers and tax exempt employers to establish deferred compensation plans for eligible employees and independent contractors. Eligible plans limit the amount of compensation which may be deferred. Distribution from eligible plans may occur only upon the death of the employee, attainment of age 70 1/2, separation from service or in the event of an unforseeable emergency. Amounts deferred may be transferred directly to another eligible deferred compensation plan. The employer will be the Owner and Beneficiary of all policies issued to an eligible plan. Policies are subject to the claims of the employer's general creditors. Death Benefit proceeds payable to the employer, some or all of which are subsequently paid by the employer to the employee's beneficiary under the plan will not be excludable from gross income under

Section 101(a) or Section 101(b) of the Code and will be taxable as ordinary income. An employee has no present legal right or vested interest in such policies; an employee is entitled to distributions only in accordance with eligible plan provisions.


TAXATION OF RELIASTAR LIFE INSURANCE COMPANY

    We do not initially expect to incur any income tax burden upon the earnings or the realized capital gains attributable to the Variable Account. Based on this expectation, no charge is being made currently to the Variable Account for Federal income taxes which may be attributable to the Account. If, however, we determine that we may incur such tax burden, we may assess a charge for such burden from the Variable Account.

    We may also incur state and local taxes, in addition to premium taxes, in several states. At present these taxes are not significant. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account, may be made.

OTHER CONSIDERATIONS
    The foregoing discussion is general and is not intended as tax advice. Any person concerned about these tax implications should consult a competent tax adviser. This discussion is based on our understanding of the present Federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of continuation of these current laws and interpretations. It should be further understood that the foregoing discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT -- RELATED BENEFIT PLANS

    The Policy is based on actuarial tables which distinguish between men and women and therefore provide different benefits to men and women of the same Age. Employers and employee organizations should consider, in consultation with legal counsel, the impact of the Supreme Court decision of July 6, 1983 in ARIZONA GOVERNING COMMITTEE V. NORRIS. That decision stated that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Employers and employee organizations should also consider, in consultation with legal counsel, the impact of Title VII generally, and comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Policy may be purchased.

    Because of the NORRIS decision, the charges under the Policy that vary depending on sex may in some cases not vary on the basis of the Insured's sex. Unisex rates to be provided by us will apply if requested on the application, for tax-qualified plans and those plans where an employer believes that the NORRIS decision applies. In this case, references made to the mortality tables applicable to this Policy are to be disregarded and substituted with an 80% male 20% female blend of the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Last Birthday.

DISTRIBUTION OF THE POLICIES

    We intend to sell the Policies in all jurisdictions where we are licensed. The Policies will be sold by licensed insurance agents who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

    The Policies will be distributed by the general distributor, Washington Square Securities, Inc., (WSSI), a Minnesota corporation, which is an affiliate of ours. WSSI is a securities broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. It is primarily a mutual funds dealer and has dealer agreements under which it markets shares of more than 50 mutual funds. It also markets limited partnerships and other tax-sheltered or tax-deferred investments, and acts as general distributor (principal underwriter) for other variable life insurance and variable annuity products issued by us.

    Registered representatives who sell the Policies will receive commissions based on a commission schedule. In the first Policy Year, commissions will be no more than 50% of the premiums paid up to the annualized Minimum Monthly Premium, plus 2% of additional premiums. In any subsequent Policy Year, commissions will be 2% of premiums paid in that year. Corresponding commissions will be paid upon a requested increase in Face Amount. In addition, a commission of .25% of the average monthly Accumulation Value during each Policy Year may be paid. Further, registered representatives may be eligible to receive certain overrides and other benefits based on the amount of earned commissions.

MANAGEMENT


DIRECTORS



                          TERM                       PRINCIPAL OCCUPATION
                         EXPIRES                   AND BUSINESS EXPERIENCE
                       -----------  ------------------------------------------------------
R. Michael Conley            1997   Senior Vice  President  of ReliaStar  Financial  Corp.
                                    since  1991; Senior Vice President, ReliaStar Employee
                                    Benefits of  ReliaStar  Life Insurance  Company  since
                                    1986;  President  of NWNL  Benefits  Corporation since
                                    1988; Executive  Vice President  of ReliaStar  Bankers
                                    Security  Life Insurance Company  since 1996; Director
                                    of subsidiaries of ReliaStar Financial Corp.
Richard R. Crowl             1999   Senior Vice President,  General Counsel and  Secretary
                                    of  ReliaStar Financial Corp.  since 1996; Senior Vice
                                    President  and  General  Counsel  of  ReliaStar   Life
                                    Insurance  Company,  ReliaStar  Bankers  Security Life
                                    Insurance Company,  Northern Life  Insurance  Company,
                                    and  ReliaStar United Services  Life Insurance Company
                                    since  1996;  Executive  Vice  President  and  General
                                    Counsel  of  Washington  Square  Advisers,  Inc. since
                                    1986; Vice President and Associate General Counsel  of
                                    ReliaStar  Financial  Corp.  from 1989  to  1996; Vice
                                    President and Associate  General Counsel of  ReliaStar
                                    Life Insurance Company from 1985 to 1996; Director and
                                    Vice  President of subsidiaries of ReliaStar Financial
                                    Corp.
John H. Flittie              1999   Vice Chairman, President  and Chief Operating  Officer
                                    of   ReliaStar  Life  Insurance  Company  since  1996;
                                    President and  Chief  Operating Officer  of  ReliaStar
                                    Financial  Corp. and ReliaStar  Life Insurance Company
                                    since 1993; Vice Chairman, Chief Executive Officer and
                                    President of ReliaStar Bankers Security Life Insurance
                                    Company since 1996; Vice Chairman of ReliaStar  United
                                    Services  Life Insurance Company and ReliaStar Bankers
                                    Security Life  Insurance  Company since  1995;  Senior
                                    Executive  Vice President and  Chief Operating Officer
                                    of  ReliaStar  Financial  Corp.  and  ReliaStar   Life
                                    Insurance  Company from 1992 to 1993; Senior Executive
                                    Vice  President   and  Chief   Operating  Officer   of
                                    ReliaStar Financial Corp. from 1991 to 1992; Executive
                                    Vice   President  and   Chief  Financial   Officer  of
                                    ReliaStar Financial Corp. and ReliaStar Life Insurance
                                    Company from 1989 to 1991; Director of Community First
                                    BankShares, Inc. and Director  and Officer of  various
                                    subsidiaries of ReliaStar Financial Corp.
Wayne R. Huneke              1998   Senior  Vice  President, Chief  Financial  Officer and
                                    Treasurer of ReliaStar  Financial Corp. and  ReliaStar
                                    Life  Insurance  Company since  1994;  Vice President,
                                    Treasurer and Chief  Accounting Officer  from 1990  to
                                    1994;   Director  and   Officer  of   subsidiaries  of
                                    ReliaStar Financial Corp.
Kenneth U. Kuk               1997   Senior Vice President of ReliaStar Financial Corp. and
                                    ReliaStar Life  Insurance  Company  since  1996;  Vice
                                    President,  Strategic Marketing of ReliaStar Financial
                                    Corp. and ReliaStar Life Insurance Company since 1996;
                                    Vice President,  Investments  of  ReliaStar  Financial
                                    Corp.  from  1991  to  1996;  President  of Washington
                                    Square  Advisers,   Inc.  since   1995;  Chairman   of
                                    ReliaStar  Mortgage  Corp.  since  1988;  Director  of
                                    National   Commercial    Finance    Association    and
                                    subsidiaries of ReliaStar Financial Corp.

                          TERM                       PRINCIPAL OCCUPATION
                         EXPIRES                   AND BUSINESS EXPERIENCE
                       -----------  ------------------------------------------------------
William R. Merriam           1999   Senior  Vice President,  Life &  Health Reinsurance of
                                    ReliaStar Life  Insurance  Company  since  1991;  Vice
                                    President from 1984 to 1991
Robert C. Salipante          1997   Senior  Vice President of  Personal Financial Services
                                    of  ReliaStar  Financial  Corp.  and  ReliaStar   Life
                                    Insurance Company since 1996; Executive Vice President
                                    of  ReliaStar Bankers Security  Life Insurance Company
                                    since  1996;  Senior  Vice  President  of   Individual
                                    Division  and Technology  of ReliaStar  Life Insurance
                                    Company since 1996; Senior Vice President of Strategic
                                    Marketing and Technology of ReliaStar Financial  Corp.
                                    and  ReliaStar  Life  Insurance Company  from  1994 to
                                    1996;  Senior  Vice  President  and  Chief   Financial
                                    Officer  of  ReliaStar Financial  Corp.  and ReliaStar
                                    Life Insurance Company  from 1992  to 1994;  Executive
                                    Vice  President of Ameritrust Corporation from 1988 to
                                    1992; Director and Officer of various subsidiaries  of
                                    ReliaStar Financial Corp.
Donald L. Swanson            1997   Senior  Vice President, ReliaStar  Retirement Plans of
                                    ReliaStar Life  Insurance  Company  since  1993;  Vice
                                    President from 1990 to 1993
John G. Turner               1998   Chairman  and  Chief  Executive  Officer  of ReliaStar
                                    Financial Corp. and  ReliaStar Life Insurance  Company
                                    since 1993; Chairman of ReliaStar United Services Life
                                    Insurance  Company and ReliaStar Bankers Security Life
                                    Insurance Company  since  1995; Chairman  of  Northern
                                    Life Insurance Company since 1992; Chairman, President
                                    and  Chief  Executive Officer  of  ReliaStar Financial
                                    Corp. and ReliaStar  Life Insurance  Company in  1993;
                                    President  and  Chief Executive  Officer  of ReliaStar
                                    Financial Corp. and  ReliaStar Life Insurance  Company
                                    from  1991  to  1993;  President  and  Chief Operating
                                    Officer of  ReliaStar  Financial Corp.  from  1989  to
                                    1991;   President  and  Chief   Operating  Officer  of
                                    ReliaStar Life Insurance  Company from  1986 to  1991;
                                    Director of subsidiaries of ReliaStar Financial Corp.
Steven W. Wishart            1999   Senior  Vice President and Chief Investment Officer of
                                    ReliaStar Financial  Corp.  since  1989;  Senior  Vice
                                    President  of ReliaStar  Life Insurance  Company since
                                    1981;  President  and   Chief  Executive  Officer   of
                                    ReliaStar   Investment   Research  Inc.   since  1996;
                                    President of Washington Square Capital, Inc. from 1981
                                    to 1996; President  of WSCR, Inc.  from 1986 to  1996;
                                    Director  of National Benefit Resources Group Services
                                    Inc. and subsidiaries of ReliaStar Financial Corp.



The Executive Committee and Finance Committee of our Board of Directors consists of Directors Flittie, Huneke, Salipante, Crowl and Turner.



EXECUTIVE OFFICERS



John G. Turner                   Chairman and Chief Executive Officer
John H. Flittie                  Vice Chairman, President and Chief Operating Officer
R. Michael Conley                Senior Vice President
Richard R. Crowl                 Senior Vice President and General Counsel
Wayne R. Huneke                  Senior Vice President, Chief Financial Officer and
                                 Treasurer
Kenneth U. Kuk                   Senior Vice President
Robert C. Salipante              Senior Vice President
Donald L. Swanson                Senior Vice President
Steven W. Wishart                Senior Vice President and Chief Investment Officer



    All of the foregoing executive officers have been officers or employees of ours for the past five years.

STATE REGULATION


    We are subject to the laws of the State of Minnesota governing insurance companies and to regulation and supervision by the Insurance Division of the State of Minnesota. An annual statement in a prescribed form is filed with the Insurance Division each year, and in each state we do business, covering our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to review by the Insurance Division and a full examination of our operations is conducted periodically
(usually every three years) by the National Association of Insurance Commissioners. This regulation does not, however, involve supervision or management of our investment practices or policies.

    In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

    We are also subject to supervision and verification by the State of Minnesota regarding participating business allocated to the Participation Fund Account, which was established in connection with the reorganization and demutualization of the Company in 1989. The Participation Fund Account was established for the purpose of maintaining the dividend practices relative to certain policies previously issued by the Company's former Mutual Department. The Participation Fund Account is not a separate account as described under Minnesota Statutes Chapter 61A. An annual examination of the Participation Fund Account is made by independent consulting actuaries representing the Insurance Division of the State of Minnesota.

MONTANA RESIDENTS

    All Policy provisions described in the prospectus that are based on the sex of the Insured should be disregarded. This Policy will be issued on a unisex basis.

    References made to the mortality tables applicable to this Policy are to be disregarded and substituted with an 80% male 20% female blend of the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Last Birthday.

LEGAL PROCEEDINGS

    There are no legal proceedings to which the Variable Account is a party. We are engaged in litigation of various kinds; however, our management does not believe that any of this litigation is of material importance in relation to our total assets.

BONDING ARRANGEMENTS

    An insurance company blanket bond is maintained providing $25,000,000 coverage for our officers and employees and those of Washington Square Securities, Inc., subject to a $500,000 deductible.

LEGAL MATTERS


    Legal matters in connection with the Variable Account and the Policy described in this Prospectus have been passed upon by James E. Nelson, Esquire, Attorney for the Company.


EXPERTS


    The financial statements of ReliaStar's Select*Life Variable Account as of December 31, 1996 and for each of the three years in the period then ended and the annual financial statements of ReliaStar Life Insurance Company included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority of that firm as experts in accounting and auditing.


    Actuarial matters included in this Prospectus have been examined by Craig A. Krogstad, F.S.A., M.A.A.A., as stated in the opinion filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT CONTAINS FURTHER INFORMATION

    A Registration Statement has been filed with the SEC under the Securities Act of 1933 with respect to the Policies. This Prospectus does not contain all information included in the Registration Statement, its amendments and exhibits. For further information concerning the Variable Account, the Funds, the Policies and us, please refer to the Registration Statement.

    Statements in this Prospectus concerning provisions of the Policy and other legal documents are summaries. Please refer to the documents as filed with the SEC for a complete statement of the provisions of those documents.

    Information may be obtained from the SEC's principal office in Washington, D.C., for a fee it prescribes, or examined there without charge.

FINANCIAL STATEMENTS


    The financial statements for the Variable Account reflect the operations of the Variable Account and its Sub-Accounts as of December 31, 1996 and for each of the three years in the period then ended. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Variable Account.



    The  financial  statements of  ReliaStar  Life Insurance  Company  which are included in this Prospectus should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of ReliaStar Life Insurance Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                          INDEPENDENT AUDITOR'S REPORT



Board of Directors
ReliaStar Life Insurance
Company and Policyowners of
Select*Life Variable Account:



  We have audited the accompanying statement of assets and liabilities of Select*Life Variable Account as of December 31, 1996 and the related combined statements of operations and changes in Policyowners' equity for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.



  We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1996, by correspondence with the Account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Select*Life Variable Account as of December 31, 1996, and the results of its operations and changes in Policyowners' equity for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP



Minneapolis, Minnesota
February 7, 1997

                          SELECT*LIFE VARIABLE ACCOUNT


                      STATEMENT OF ASSETS AND LIABILITIES



                               December 31, 1996
                   (In Thousands, Except Share and Unit Data)




                                 FIDELITY'S      FIDELITY'S     FIDELITY'S      FIDELITY'S
                                    VIPF            VIPF           VIPF            VIPF
                                MONEY MARKET    HIGH INCOME    EQUITY-INCOME      GROWTH
ASSETS:                           PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
------------------------------  -------------  --------------  -------------  --------------
Investments in mutual funds at
  market value:
FIDELITY'S VIPF AND VIPF II:
  Money Market Portfolio
    8,331,158 shares (cost
    $8,331)                           $8,331
  High Income Portfolio
    1,174,765 shares (cost
    $13,271)                                         $14,708
  Equity-Income Portfolio
    2,768,870 shares (cost
    $43,522)                                                        $58,229
  Growth Portfolio
    2,471,620 shares (cost
    $57,986)                                                                        $76,996
  Overseas Portfolio
    1,218,598 shares (cost
    $19,635)
  Asset Manager Portfolio
    1,698,514 shares (cost
    $24,709)
  Investment Grade Bond
    Portfolio
    263,226 shares (cost
    $3,060)
  Index 500 Portfolio
    85,097 shares (cost
    $6,398)
  Contrafund Portfolio
    614,293 shares (cost
    $8,989)
PUTNAM'S VT:
  Diversified Income Fund
    123,850 shares (cost
    $1,309)
  Growth and Income Fund
    470,133 shares (cost
    $9,975)
  Utilities Growth and Income
    Fund
    104,825 shares (cost
    $1,314)
  Voyager Fund
    872,112 shares (cost
    $25,432)
  Asia Pacific Growth Fund
    146,046 shares (cost
    $1,546)
  New Opportunities Fund
    587,344 shares (cost
    $10,080)
NORTHSTAR'S:
  Income and Growth Fund
    50,357 shares (cost $591)
  Multi-Sector Bond Fund
    56,204 shares (cost $292)
                                -------------  --------------  -------------  --------------
  Total Assets                        $8,331         $14,708        $58,229         $76,966
                                -------------  --------------  -------------  --------------
                                -------------  --------------  -------------  --------------
LIABILITIES AND POLICYOWNERS'
  EQUITY:
------------------------------
Due to (from) ReliaStar Life
  Insurance Company for
  accrued mortality and
  expense risk:                           $5             $13            $22             $48
Policyowners' Equity:                  8,326          14,695         58,207          76,918
                                -------------  --------------  -------------  --------------
  Total Liabilities and
    Policyowners' Equity              $8,331         $14,708        $58,229         $76,966
                                -------------  --------------  -------------  --------------
                                -------------  --------------  -------------  --------------
  Units Outstanding:             654,425.374     773,942.356   2,622,030.390  3,452,718.980
Net Asset Value per Unit:
  Select*Life I                   $15.890521      $25.660930     $27.587247      $29.496120
  Select*Life Series 2000         $11.630991      $13.428116     $16.455088      $15.517378


    The accompanying notes are an integral part of the financial statements.

                                                                  FIDELITY'S VIPF
                                  FIDELITY'S    FIDELITY'S VIPF          II         FIDELITY'S VIPF   FIDELITY'S VIPF
                                     VIPF              II            INVESTMENT            II                II
                                   OVERSEAS      ASSET MANAGER       GRADE BOND        INDEX 500         CONTRAFUND
                                  PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                --------------  ----------------  ----------------  ----------------  ----------------
Investments in mutual funds at
  market value:
FIDELITY'S VIPF AND VIPF II:
  Money Market Portfolio
    8,331,158 shares (cost
    $8,331)
  High Income Portfolio
    1,174,765 shares (cost
    $13,271)
  Equity-Income Portfolio
    2,768,870 shares (cost
    $43,522)
  Growth Portfolio
    2,471,620 shares (cost
    $57,986)
  Overseas Portfolio
    1,218,598 shares (cost
    $19,635)                          $22,958
  Asset Manager Portfolio
    1,698,514 shares (cost
    $24,709)                                           $28,756
  Investment Grade Bond
    Portfolio
    263,226 shares (cost
    $3,060)                                                               $3,222
  Index 500 Portfolio
    85,097 shares (cost
    $6,398)                                                                                 $7,585
  Contrafund Portfolio
    614,293 shares (cost
    $8,989)                                                                                                  $10,173
PUTNAM'S VT:
  Diversified Income Fund
    123,850 shares (cost
    $1,309)
  Growth and Income Fund
    470,133 shares (cost
    $9,975)
  Utilities Growth and Income
    Fund
    104,825 shares (cost
    $1,314)
  Voyager Fund
    872,112 shares (cost
    $25,432)
  Asia Pacific Growth Fund
    146,046 shares (cost
    $1,546)
  New Opportunities Fund
    587,344 shares (cost
    $10,080)
NORTHSTAR'S:
  Income and Growth Fund
    50,357 shares (cost $591)
  Multi-Sector Bond Fund
    56,204 shares (cost $292)
                                --------------  ----------------  ----------------  ----------------  ----------------
  Total Assets                        $22,958          $28,756            $3,222            $7,585           $10,173
                                --------------  ----------------  ----------------  ----------------  ----------------
                                --------------  ----------------  ----------------  ----------------  ----------------
LIABILITIES AND POLICYOWNERS'
  EQUITY:
------------------------------
Due to (from) ReliaStar Life
  Insurance Company for
  accrued mortality and
  expense risk:                           $10              $13                $1                $2                $-
Policyowners' Equity:                  22,948           28,743             3,221             7,583            10,173
                                --------------  ----------------  ----------------  ----------------  ----------------
  Total Liabilities and
    Policyowners' Equity              $22,958          $28,756            $3,222            $7,585           $10,173
                                --------------  ----------------  ----------------  ----------------  ----------------
                                --------------  ----------------  ----------------  ----------------  ----------------
  Units Outstanding:            1,536,316.506    1,892,481.312       247,189.999       441,948.368       686,514.792
Net Asset Value per Unit:
  Select*Life I                    $18.132967       $17.774921        $14.638773        $17.724683                $-
  Select*Life Series 2000          $12.518269       $12.498123        $11.631128        $16.991905        $14.817873


    The accompanying notes are an integral part of the financial statements.

                          SELECT*LIFE VARIABLE ACCOUNT

                               December 31, 1996
                   (In Thousands, Except Share and Unit Data)




                                                                  PUTNAM'S VT
                                 PUTNAM'S VT     PUTNAM'S VT       UTILITIES
                                 DIVERSIFIED      GROWTH AND        GROWTH        PUTNAM'S VT
                                    INCOME          INCOME        AND INCOME        VOYAGER
ASSETS:                              FUND            FUND            FUND             FUND
------------------------------  --------------  --------------  ---------------  --------------
Investments in mutual funds at
  market value:
FIDELITY'S VIPF AND VIPF II:
  Money Market Portfolio
    8,331,158 shares (cost
    $8,331)
  High Income Portfolio
    1,174,765 shares (cost
    13,271)
  Equity-Income Portfolio
    2,768,870 shares (cost
    $43,522)
  Growth Portfolio
    2,471,620 shares (cost
    $57,986)
  Overseas Portfolio
    1,218,598 shares (cost
    $19,635)
  Asset Manager Portfolio
    1,698,514 shares (cost
    $24,709)
  Investment Grade Bond
    Portfolio
    263,226 shares (cost
    $3,060)
  Index 500 Portfolio
    85,097 shares (cost
    $6,398)
  Contrafund Portfolio
    614,293 shares (cost
    $8,989)
PUTNAM'S VT:
  Diversified Income Fund
    123,850 shares (cost
    $1,309)                            $1,396
  Growth and Income Fund
    470,133 shares (cost
    $9,975)                                           $11,547
  Utilities Growth and Income
    Fund
    104,825 shares (cost
    $1,314)                                                             $1,551
  Voyager Fund
    872,112 shares (cost
    $25,432)                                                                           $28,370
  Asia Pacific Growth Fund
    146,046 shares (cost
    $1,546)
  New Opportunities Fund
    587,344 shares (cost
    $10,080)
NORTHSTAR'S:
  Income and Growth Fund
    50,357 shares (cost $591)
  Multi-Sector Bond Fund
    56,204 shares (cost $292)
                                --------------  --------------  ---------------  --------------
  Total Assets                         $1,396         $11,547           $1,551         $28,370
                                --------------  --------------  ---------------  --------------
                                --------------  --------------  ---------------  --------------
LIABILITIES AND POLICYOWNERS'
  EQUITY:
------------------------------
Due to (from) ReliaStar Life
  Insurance Companyfor accrued
  mortality and expense risks:             $1              $-               $4              $6
Policyowners' Equity:                   1,395          11,547            1,547          28,364
                                --------------  --------------  ---------------  --------------
  Total Liabilities and
    Policyowners' Equity               $1,396         $11,547           $1,551         $28,370
                                --------------  --------------  ---------------  --------------
                                --------------  --------------  ---------------  --------------
  Units Outstanding:              112,611.941     691,973.875      107,970.108   1,750,710.230
Net Asset Value per Unit:
  Select*Life I                    $12.597066      $16.669506       $14.583970      $16.420248
  Select*Life Series 2000          $12.377481      $16.688048       $14.292632      $16.172504


    The accompanying notes are an integral part of the financial statements.

                                 PUTNAM'S VT     PUTNAM'S VT    NORTHSTAR'S
                                 ASIA PACIFIC        NEW          INCOME        NORTHSTAR'S
                                    GROWTH      OPPORTUNITIES   AND GROWTH   MULTI-SECTOR BOND
                                     FUND            FUND          FUND            FUND             TOTAL
                                --------------  --------------  -----------  -----------------  --------------
Investments in mutual funds at
  market value:
FIDELITY'S VIPF AND VIPF II:
  Money Market Portfolio
    8,331,158 shares (cost
    $8,331)                                                                                             $8,331
  High Income Portfolio
    1,174,765 shares (cost
    13,271)                                                                                             14,708
  Equity-Income Portfolio
    2,768,870 shares (cost
    $43,522)                                                                                            58,229
  Growth Portfolio
    2,471,620 shares (cost
    $57,986)                                                                                            76,966
  Overseas Portfolio
    1,218,598 shares (cost
    $19,635)                                                                                            22,958
  Asset Manager Portfolio
    1,698,514 shares (cost
    $24,709)                                                                                            28,756
  Investment Grade Bond
    Portfolio
    263,226 shares (cost
    $3,060)                                                                                              3,222
  Index 500 Portfolio
    85,097 shares (cost
    $6,398)                                                                                              7,585
  Contrafund Portfolio
    614,293 shares (cost
    $8,989)                                                                                             10,173
PUTNAM'S VT:
  Diversified Income Fund
    123,850 shares (cost
    $1,309)                                                                                              1,396
  Growth and Income Fund
    470,133 shares (cost
    $9,975)                                                                                             11,547
  Utilities Growth and Income
    Fund
    104,825 shares (cost
    $1,314)                                                                                              1,551
  Voyager Fund
    872,112 shares (cost
    $25,432)                                                                                            28,370
  Asia Pacific Growth Fund
    146,046 shares (cost
    $1,546)                            $1,608                                                            1,608
  New Opportunities Fund
    587,344 shares (cost
    $10,080)                                          $10,114                                           10,114
NORTHSTAR'S:
  Income and Growth Fund
    50,357 shares (cost $591)                                          $590                                590
  Multi-Sector Bond Fund
    56,204 shares (cost $292)                                                           $295               295
                                --------------  --------------  -----------  -----------------  --------------
  Total Assets                         $1,608         $10,114          $590             $295          $286,399
                                --------------  --------------  -----------  -----------------  --------------
                                --------------  --------------  -----------  -----------------  --------------
LIABILITIES AND POLICYOWNERS'
  EQUITY:
------------------------------
Due to (from) ReliaStar Life
  Insurance Companyfor accrued
  mortality and expense risks:             $-              $1            $-               $-              $126
Policyowners' Equity:                   1,608          10,113           590              295          $286,273
                                --------------  --------------  -----------  -----------------  --------------
  Total Liabilities and
    Policyowners' Equity               $1,608         $10,114          $590             $295          $286,399
                                --------------  --------------  -----------  -----------------  --------------
                                --------------  --------------  -----------  -----------------  --------------
  Units Outstanding:              144,086.091     681,263.859    42,551.251       22,576.638    15,861,312.069
Net Asset Value per Unit:
  Select*Life I                            $-              $-            $-               $-
  Select*Life Series 2000          $11.161174      $14.844820    $13.870191       $13.078392


    The accompanying notes are an integral part of the financial statements.

                          SELECT*LIFE VARIABLE ACCOUNT


                      STATEMENT OF OPERATIONS AND CHANGES


                            IN POLICYOWNERS' EQUITY


                                 (In Thousands)



                                                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                                       1996           1995           1994
                                                                                   -------------  -------------  -------------
Net investment income:
  Reinvested dividend income.....................................................       $2,990         $2,259         $1,454
  Reinvested capital gains.......................................................        8,110          1,456          2,880
  Mortality and expense risk charge..............................................       (1,935)        (1,186)          (692)
                                                                                   -------------  -------------  -------------
    Net investment income and capital gains......................................        9,165          2,529          3,642
                                                                                   -------------  -------------  -------------
Realized and unrealized gains (losses):
  Net realized gains on redemptions of fund shares...............................        3,085          1,345            896
  Increase (decrease) in unrealized appreciation of investments..................       15,731         27,857         (4,458)
                                                                                   -------------  -------------  -------------
    Net realized and unrealized gains (losses)...................................       18,816         29,202         (3,562)
                                                                                   -------------  -------------  -------------
      Net additions from operations..............................................       27,981         31,731             80
                                                                                   -------------  -------------  -------------
Policyowner transactions:
  Net premium payments...........................................................      108,108         66,506         49,268
  Transfers from (to) Fixed Accounts.............................................           95           (401)           (35)
  Policy loans...................................................................       (2,266)        (1,582)          (781)
  Loan collateral interest crediting.............................................          174            101             69
  Surrenders.....................................................................       (5,080)        (3,576)        (2,080)
  Death benefits.................................................................         (203)          (220)           (87)
  Cost of insurance charges......................................................      (19,202)       (12,860)        (8,762)
  Death benefit guarantee charges................................................         (459)          (488)          (531)
  Monthly expense charges........................................................       (2,932)        (1,831)        (1,057)
                                                                                   -------------  -------------  -------------
    Additions for policyowner transactions.......................................       78,235         45,649         36,004
                                                                                   -------------  -------------  -------------
      Net additions for the year.................................................      106,216         77,380         36,084
Policyowners' Equity, beginning of the year......................................      180,057        102,677         66,593
                                                                                   -------------  -------------  -------------
Policyowners' Equity, end of the year............................................     $286,273       $180,057       $102,677
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------


    The accompanying notes are an integral part of the financial statements.

                          SELECT*LIFE VARIABLE ACCOUNT


                         NOTES TO FINANCIAL STATEMENTS



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:


  ORGANIZATION AND CONTRACTS:
  ReliaStar Select*Life Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp (formerly The NWNL Companies, Inc.). The Account is registered as a unit investment trust under the Investment Company Act of 1940.



  Payments received under the contracts are allocated to Sub-Accounts of the Account, each of which invested in one of the Funds listed below during the year:



FIDELITY'S VIPF AND VIPF II:                PUTNAM VT:                                  NORTHSTAR FUNDS:
------------------------------------------  ------------------------------------------  ------------------------------------------
Money Market Portfolio                      Diversified Income Fund                     Income and Growth Fund
High Income Portfolio                       Growth and Income Fund                      Multi-Sector Bond Fund
Equity-Income Portfolio                     Utilities Growth and Income Fund
Growth Portfolio                            Voyager Fund
Overseas Portfolio                          Asia Pacific Growth Fund
Asset Manager Portfolio                     New Opportunities Fund
Investment Grade Bond Portfolio
Index 500 Portfolio
Contrafund Portfolio



  Northstar Investment Management Corporation, an affiliate of ReliaStar Life, is the investment adviser for the two Northstar Funds and is paid fees for its services by the Northstar Funds. Fidelity Management & Research Company is the investment adviser for Fidelity's VIPF and VIPF II and is paid for its services by the VIPF and VIPF II Portfolios. Putnam Investment Management, Inc. is the investment adviser for the Putnam VT Funds and is paid fees for its services by the Putnam VT Funds. On May 3, 1993, ReliaStar Life added the Sub-Account investing in the VIPF II Index 500 Portfolio. On January 1, 1994, Sub-Accounts investing in Putnam VT's Diversified Income Fund, Growth and Income Fund, Utilities Growth and Income Fund and Voyager Fund were made available through the Select*Life Series 2000 policies and on May 2, 1994, Sub-Accounts investing in these Putnam VT Funds were made available to Select*Life I policies. On December 30, 1994, Sub-Accounts investing in the Northstar Funds were made available to Select*Life Series 2000 policies. On April 30, 1995 Sub-Accounts investing in the VIPF II Contrafund Portfolio, the Putnam VT Asia Pacific Growth Fund and the Putnam VT New Opportunities Fund were made available to Select*Life Series 2000 policies.



  SECURITIES VALUATION AND TRANSACTIONS:
  The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund's share costs. Net investment income and realized and unrealized gain
  (loss) on investments of each Sub-Account are allocated to the Policies on each valuation date based on each policy's pro-rata share of the net assets of each Sub-Account as of the beginning of the valuation period.



2. FEDERAL INCOME TAXES:


  Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or ReliaStar Life.



3. POLICY CHARGES:


  Certain charges are made by ReliaStar Life to Policyowners' Variable Accumulation Values in the Account in accordance with the terms of the Policies. These charges may include: Cost of Insurance, computed as set forth in the Policies; a Monthly Expense Charge as set forth in the Policies: Death Benefit Guarantee Charge; Optional Insurance benefit charges based upon the policy terms for optional benefits; and Surrender Charges and Sales Charge Refunds, as set forth in the Policies.



4. RELIASTAR LIFE'S SELECT FUNDS:


  On May 1, 1995, Select Capital Growth Fund, Inc. ("SCG") and Select Managed Fund, Inc. ("SMF") were liquidated, and Policy Owners' values in the Sub-Accounts investing in SCG and SMF were transferred to the Sub-Accounts investing in shares of the VIPF Growth Portfolio and VIPF II Asset Manager Portfolio, respectively.

                          SELECT*LIFE VARIABLE ACCOUNT

5. INVESTMENTS:


   The net realized gains (losses) on redemptions of fund shares during the years ended December 31, 1996, 1995 and 1994 were as follows, (in thousands):



                                                                                                    SELECT
                                                                                                CAPITAL GROWTH
                                                        TOTAL                                     FUND, INC.
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........        $19,497        $18,128         $7,424             $-         $2,470           $347
Cost...............................         16,412         16,783          6,528              -          2,608            385
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......         $3,085         $1,345           $896             $-          $(138)          $(38)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------



                                                   FIDELITY'S VIPF                              FIDELITY'S VIPF
                                                     HIGH INCOME                                 EQUITY INCOME
                                                      PORTFOLIO                                    PORTFOLIO
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........         $1,328         $1,149           $551         $2,160         $1,111         $1,079
Cost...............................          1,166            947            407          1,348            821            877
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......           $162           $202           $144           $812           $290           $202
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------



                                                 FIDELITY'S VIPF II                           FIDELITY'S VIPF II
                                                    ASSET MANAGER                              INVESTMENT GRADE
                                                      PORTFOLIO                                 BOND PORTFOLIO
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........         $1,703         $2,494           $941           $483           $329           $247
Cost...............................          1,534          2,326            839            471            327            254
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......           $169           $168           $102            $12             $2            $(7)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                          SELECT*LIFE VARIABLE ACCOUNT

                                                       SELECT                                   FIDELITY'S VIPF
                                                       MANAGED                                   MONEY MARKET
                                                     FUND, INC.                                    PORTFOLIO
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........             $-         $4,660           $820         $7,266         $2,499         $1,572
Cost...............................              -          4,677            741          7,266          2,499          1,572
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......             $-           $(17)           $79             $-             $-             $-
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------



                                                   FIDELITY'S VIPF                              FIDELITY'S VIPF
                                                       GROWTH                                      OVERSEAS
                                                      PORTFOLIO                                    PORTFOLIO
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........         $2,114           $967         $1,007         $1,483         $1,486           $729
Cost...............................          1,134            538            717          1,129          1,219            606
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......           $980           $429           $290           $354           $267           $123
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------



                                                 FIDELITY'S VIPF II                           FIDELITY'S VIPF II
                                                      INDEX 500                                   CONTRAFUND
                                                      PORTFOLIO                                    PORTFOLIO
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........           $261           $208            $53           $235            $92             $-
Cost...............................            181            168             53            210             79              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......            $80            $40             $-            $25            $13             $-
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                          SELECT*LIFE VARIABLE ACCOUNT

5. INVESTMENTS (CONTINUED):


   The net realized gains (losses) on redemptions of fund shares during the years ended December 31, 1996, 1995 and 1994 were as follows, (in thousands):



                                                     PUTNAM'S VT                                  PUTNAM'S VT
                                                 DIVERSIFIED INCOME                            GROWTH AND INCOME
                                                        FUND                                         FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........           $293            $40             $9           $464           $102             $7
Cost...............................            283             38              9            339             85              7
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......            $10             $2             $-           $125            $17             $-
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------



                                                     PUTNAM'S VT                                  PUTNAM'S VT
                                                    ASIA PACIFIC                               NEW OPPORTUNITIES
                                                     GROWTH FUND                                     FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........           $259            $23             $-           $517           $113             $-
Cost...............................            245             23              -            418             91              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......            $14             $-             $-            $99            $22             $-
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                          SELECT*LIFE VARIABLE ACCOUNT

                                                     PUTNAM'S VT                                  PUTNAM'S VT
                                             UTILITIES GROWTH AND INCOME                            VOYAGER
                                                        FUND                                         FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........           $354           $184            $49           $517           $154            $13
Cost...............................            283            164             48            348            126             13
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......            $71            $20             $1           $169            $28             $-
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------



                                                     NORTHSTAR'S                                  NORTHSTAR'S
                                                  INCOME AND GROWTH                            MULTI-SECTOR BOND
                                                        FUND                                         FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........            $30             $3             $-            $30            $44             $-
Cost...............................             28              3              -             29             44              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......             $2             $-             $-             $1             $-             $-
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                          SELECT*LIFE VARIABLE ACCOUNT

6. POLICYOWNERS' TRANSACTIONS:


   Unit transactions in each Sub-Account for the years ended December 31, 1996, 1995 and 1994 were as follows:



                                                   SELECT CAPITAL                                   SELECT
                                                       GROWTH                                       MANAGED
                                                     FUND, INC.                                   FUND, INC.
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding, beginning of
  year.............................              -    157,399.779    162,138.780              -    286,168.977    311,725.041
Units purchased....................              -      9,126.623     27,211.524              -     12,895.412     43,556.351
Units redeemed.....................              -     (7,913.917)   (21,989.106)             -    (10,403.233)   (46,804.601)
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................              -   (158,612.485)    (9,961.419)             -   (288,661.156)   (22,307.814)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding, end of year.....              -              -    157,399.779              -              -    286,168.977
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------



                                                   FIDELITY'S VIPF                              FIDELITY'S VIPF
                                                       GROWTH                                      OVERSEAS
                                                      PORTFOLIO                                    PORTFOLIO
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding, beginning of
  year.............................  2,622,289.757  1,761,649.810  1,096,817.909  1,229,928.330    900,424.038    379,052.212
Units purchased....................  1,248,929.016  1,030,790.587    953,158.878    536,747.626    617,148.362    556,399.917
Units redeemed.....................   (429,120.324)  (342,106.549)  (244,337.361)  (188,865.914)  (177,939.623)  (111,750.664)
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................     10,620.532    171,955.909    (43,989.616)   (41,493.536)  (109,704.447)    76,722.573
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  end of year......................  3,452,718.980  2,622,289.757  1,761,649.810  1,536,316.506  1,229,928.330    900,424.038
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                          SELECT*LIFE VARIABLE ACCOUNT

                                                   FIDELITY'S VIPF                              FIDELITY'S VIPF
                                                    MONEY MARKET                                  HIGH INCOME
                                                      PORTFOLIO                                    PORTFOLIO
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding, beginning of
  year.............................    454,516.667    240,089.964    156,045.604    577,083.123    397,251.963    254,797.519
Units purchased....................    680,738.566    409,244.895    165,487.964    307,417.472    262,813.321    211,773.478
Units redeemed.....................    (88,518.792)   (51,202.041)   (28,807.773)   (91,762.343)   (82,813.141)   (56,358.865)
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................   (392,311.067)  (143,616.151)   (52,635.831)   (18,795.895)      (169.020)   (12,960.169)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding, end of year.....    654,425.374    454,516.667    240,089.964    773,942.356    577,083.123    397,251.963
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                                                   FIDELITY'S VIPF
                                                    EQUITY-INCOME
                                                      PORTFOLIO
                                     -------------------------------------------
                                      Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994
                                     -------------  -------------  -------------
Units outstanding, beginning of
  year.............................  2,023,713.030  1,463,010.155  1,055,644.747
Units purchased....................    931,595.789    749,089.473    601,244.662
Units redeemed.....................   (293,135.228)  (256,323.181)  (192,736.128)
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................    (40,143.201)    67,936.583     (1,143.126)
                                     -------------  -------------  -------------
Units outstanding, end of year.....  2,622,030.390  2,023,713.030  1,463,010.155
                                     -------------  -------------  -------------
                                     -------------  -------------  -------------


                                                  FIDELITY'S VIPF II                             FIDELITY'S VIPF II
                                                     ASSET MANAGER                                INVESTMENT GRADE
                                                       PORTFOLIO                                   BOND PORTFOLIO
                                    -----------------------------------------------  ------------------------------------------
                                      Year ended       Year ended      Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,         Dec. 31,        Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996             1995            1994           1996           1995           1994
                                    ---------------  ---------------  -------------  -------------  -------------  ------------
Units outstanding, beginning of
  year.............................  1,704,151.254    1,132,373.018    397,491.821    214,771.624    153,890.893    73,061.118
Units purchased....................    516,081.976      711,584.303    860,156.216     83,199.869     89,695.793    93,970.791
Units redeemed.....................   (233,834.183)    (245,931.324)  (135,570.699)   (26,334.967)   (25,144.781)  (15,634.489)
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................    (93,917.735)     106,125.257     10,295.680    (24,446.527)    (3,670.281)    2,493.473
                                    ---------------  ---------------  -------------  -------------  -------------  ------------
Units outstanding,
  end of year......................  1,892,481.312    1,704,151.254   1,132,373.018   247,189.999    214,771.624   153,890.893
                                    ---------------  ---------------  -------------  -------------  -------------  ------------
                                    ---------------  ---------------  -------------  -------------  -------------  ------------

                                                FIDELITY'S VIPF II
                                                     INDEX 500
                                                     PORTFOLIO
                                     -----------------------------------------
                                      Year ended     Year ended    Year ended
                                       Dec. 31,       Dec. 31,      Dec. 31,
                                         1996           1995          1994
                                     -------------  ------------  ------------
Units outstanding, beginning of
  year.............................   181,509.017    70,686.713    23,356.992
Units purchased....................   235,038.604   108,548.505    53,563.087
Units redeemed.....................   (42,862.946)  (20,962.032)   (8,321.224)
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................    68,263.694    23,235.831     2,087.858
                                     -------------  ------------  ------------
Units outstanding,
  end of year......................   441,948.368   181,509.017    70,686.713
                                     -------------  ------------  ------------
                                     -------------  ------------  ------------

                          SELECT*LIFE VARIABLE ACCOUNT

6. POLICYOWNERS' TRANSACTIONS (CONTINUED):


   Unit transactions in each Sub-Account for the years ended December 31, 1996, 1995 and 1994 were as follows:



                                                 FIDELITY'S VIPF II                               PUTNAM'S VT
                                                     CONTRAFUND                               DIVERSIFIED INCOME
                                                      PORTFOLIO                                      FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  beginning of year................    160,147.180              -              -     70,401.445     25,076.593              -
Units purchased....................    558,061.891    131,616.362              -     60,427.261     37,489.819     18,122.626
Units reedeemed....................    (83,680.846)   (12,028.370)             -    (11,808.045)    (7,437.939)    (1,598.271)
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................     51,986.567     40,559.188              -     (6,408.720)    15,272.972      8,552.238
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  end of year......................    686,514.792    160,147.180              -    112,611.941     70,401.445     25,076.593
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------



                                                     PUTNAM'S VT                                  PUTNAM'S VT
                                                 ASIA PACIFIC GROWTH                           NEW OPPORTUNITIES
                                                        FUND                                         FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  beginning of year................     29,436.771              -              -    110,223.166              -              -
Units purchased....................    111,743.026     25,202.823              -    536,749.300     86,605.419              -
Units redeemed.....................    (15,459.659)    (2,640.223)             -    (71,815.080)    (8,233.093)             -
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................     18,365.954      6,874.171              -    106,106.472     31,850.840              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  end of year......................    144,086.091     29,436.771              -    681,263.859    110,223.166              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                          SELECT*LIFE VARIABLE ACCOUNT

                                                     PUTNAM'S VT                                  PUTNAM'S VT
                                                  GROWTH AND INCOME                          UTILITIES GROWTH AND
                                                        FUND                                      INCOME FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  beginning of year................    282,045.753     64,421.965              -     81,748.531     46,807.467              -
Units purchased....................    406,240.138    209,131.345     61,265.475     52,797.542     47,951.821     30,500.830
Units reedeemed....................    (74,223.988)   (32,341.113)    (6,093.938)   (16,817.701)   (10,123.479)    (3,408.255)
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................     77,911.972     40,833.556      9,250.428     (9,758.265)    (2,887.278)    19,714.892
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  end of year......................    691,973.875    282,045.753     64,421.965    107,970.108     81,748.531     46,807.467
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                                                     PUTNAM'S VT
                                                       VOYAGER
                                                        FUND
                                     -------------------------------------------
                                      Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994
                                     -------------  -------------  -------------
Units outstanding,
  beginning of year................    781,013.273    199,880.663              -
Units purchased....................  1,040,657.483    611,602.541    191,562.886
Units reedeemed....................   (220,017.675)  (101,392.794)   (18,498.061)
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................    149,057.148     70,922.863     26,815.838
                                     -------------  -------------  -------------
Units outstanding,
  end of year......................  1,750,710.230    781,013.273    199,880.663
                                     -------------  -------------  -------------
                                     -------------  -------------  -------------



                                                     NORTHSTAR'S                                  NORTHSTAR'S
                                                  INCOME AND GROWTH                            MULTI-SECTOR BOND
                                                        FUND                                         FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1996           1995           1994           1996           1995           1994
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  beginning of year................      8,746.326              -              -      9,904.096              -              -
Units purchased....................     33,180.420      6,057.272              -     10,103.684      3,255.666              -
Units redeemed.....................     (3,841.706)      (537.367)             -     (1,468.579)      (424.093)             -
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................      4,466.211      3,226.421              -      4,037.437      7,072.523              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  end of year......................     42,551.251      8,746.326              -     22,576.638      9,904.096              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                          SELECT*LIFE VARIABLE ACCOUNT

7. COMBINING STATEMENT OF OPERATIONS AND CHANGES IN POLICYOWNERS' EQUITY:


   Operations and changes in Policyowners' equity for the year ended December 31, 1996 were as follows, (in thousands):



                                           FIDELITY'S  FIDELITY'S  FIDELITY'S                          FIDELITY'S
                                              VIPF        VIPF        VIPF     FIDELITY'S  FIDELITY'S   VIPF II
                                             MONEY        HIGH      EQUITY-       VIPF        VIPF       ASSET
                                             MARKET      INCOME      INCOME      GROWTH     OVERSEAS    MANAGER
                                  TOTAL    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
Net investment income:
  Reinvested dividend
    income....................     $2,990       $417        $832         $67        $156        $202        $840
  Reinvested capital gains....      8,110          -         163       1,929       3,939         223         692
  Mortality and expense risk
    charge....................     (1,935)       (68)       (103)       (458)       (557)       (119)       (210)
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
      Net investment income
        (loss)
        and capital gains.....      9,165        349         892       1,538       3,538         306       1,322
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
Realized and unrealized gains
  (losses):
  Net realized gains on
    redemptions
    of fund shares............      3,085          -         162         812         980         354         169
  Increase (decrease) in
    unrealized
    appreciation on
    investments...............     15,731          -         473       3,943       3,837       1,706       1,834
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
      Net realized and
        unrealized gains
        (losses)..............     18,816          -         635       4,755       4,817       2,060       2,003
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
        Net additions
          from operations.....     27,981        349       1,527       6,293       8,355       2,366       3,325
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
Policyowner transactions:
  Net premium payments........    108,108      7,798       4,359      15,950      21,247       6,819       6,607
  Transfers from (to) Fixed
    Account...................         95     (4,502)       (267)       (782)        329        (582)     (1,215)
  Policy loans................     (2,266)       (97)        (67)       (576)       (758)       (235)       (209)
  Loan collateral interest
    crediting.................        174          7           9          49          57          16          26
  Surrenders..................     (5,080)      (164)       (286)       (977)     (1,807)       (493)       (545)
  Death benefits..............       (203)        (1)        (10)        (72)        (53)        (17)        (25)
  Cost of insurance charges...    (19,202)      (698)       (995)     (3,423)     (4,894)     (1,500)     (1,948)
  Death benefit guarantee
    charges...................       (459)        (8)        (32)       (115)       (173)        (47)        (61)
  Monthly expense charges.....     (2,932)       (62)       (121)       (475)       (739)       (227)       (262)
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
      Net additions for
        policyowner
        transactions..........     78,235      2,273       2,590       9,579      13,209       3,734       2,368
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
        Net additions
          for the year........    106,216      2,622       4,117      15,872      21,564       6,100       5,693
Policyowners' Equity,
  beginning of the year.......    180,057      5,704      10,578      42,335      55,354      16,848      23,050
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
Policyowners' Equity,
  end of the year.............   $286,273     $8,326     $14,695     $58,207     $76,918     $22,948     $28,743
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------

                          SELECT*LIFE VARIABLE ACCOUNT

                                FIDELITY'S
                                  VIPF II                              PUTNAM'S     PUTNAM'S
                                INVESTMENT   FIDELITY'S  FIDELITY'S       VT           VT
                                   GRADE      VIPF II      VIPF II    DIVERSIFIED  GROWTH AND
                                   BOND      INDEX 500   CONTRAFUND     INCOME       INCOME
                                 PORTFOLIO   PORTFOLIO    PORTFOLIO      FUND         FUND
                                -----------  ----------  -----------  ----------  ------------
Net investment income:
  Reinvested dividend
    income....................        $139         $33           $-         $63          $117
  Reinvested capital gains....           -          84           22           -           204
  Mortality and expense risk
    charge....................         (24)        (40)         (48)        (10)          (60)
                                -----------  ----------  -----------  ----------  ------------
      Net investment income
        (loss)
        and capital gains.....         115          77          (26)         53           261
                                -----------  ----------  -----------  ----------  ------------
Realized and unrealized gains
  (losses):
  Net realized gains on
    redemptions
    of fund shares............          12          80           25          10           125
  Increase (decrease) in
    unrealized
    appreciation on
    investments...............         (51)        793        1,155          25         1,043
                                -----------  ----------  -----------  ----------  ------------
      Net realized and
        unrealized gains
        (losses)..............         (39)        873        1,180          35         1,168
                                -----------  ----------  -----------  ----------  ------------
        Net additions
          from operations.....          76         950        1,154          88         1,429
                                -----------  ----------  -----------  ----------  ------------
Policyowner transactions:
  Net premium payments........         986       3,577        7,406         696         6,047
  Transfers from (to) Fixed
    Account...................        (300)      1,125          730         (65)        1,274
  Policy loans................         (19)         (9)         (21)         (4)          (38)
  Loan collateral interest
    crediting.................           1           1            -           -             1
  Surrenders..................         (47)        (76)         (60)        (17)         (109)
  Death benefits..............          (5)         (4)           -          (1)           (5)
  Cost of insurance charges...        (211)       (447)        (837)        (92)         (784)
  Death benefit guarantee
    charges...................          (6)         (5)           -          (1)           (2)
  Monthly expense charges.....         (27)        (86)        (155)        (15)         (130)
                                -----------  ----------  -----------  ----------  ------------
      Net additions for
        policyowner
        transactions..........         372       4,076        7,063         501         6,254
                                -----------  ----------  -----------  ----------  ------------
        Net additions
          for the year........         448       5,026        8,217         589         7,683
Policyowners' Equity,
  beginning of the year.......       2,773       2,557        1,956         806         3,864
                                -----------  ----------  -----------  ----------  ------------
Policyowners' Equity,
  end of the year.............      $3,221      $7,583      $10,173      $1,395       $11,547
                                -----------  ----------  -----------  ----------  ------------
                                -----------  ----------  -----------  ----------  ------------

                          SELECT*LIFE VARIABLE ACCOUNT

7. COMBINING STATEMENT OF OPERATIONS AND CHANGES IN POLICYOWNERS' EQUITY (CONTINUED):


   Operations and changes in Policyowners' equity for the year ended December 31, 1996 were as follows, (in thousands):



                                                                              PUTNAM'S
                                                  PUTNAM'S                       VT         PUTNAM'S
                                                     VT          PUTNAM'S       ASIA           VT        NORTHSTAR'S  NORTHSTAR'S
                                              UTILITIES GROWTH      VT         PACIFIC         NEW       INCOME AND   MULTI-SECTOR
                                                 AND INCOME       VOYAGER      GROWTH     OPPORTUNITIES    GROWTH         BOND
                                                    FUND           FUND         FUND          FUND          FUND          FUND
                                              ----------------  -----------  -----------  -------------  -----------  ------------
Net investment income:
  Reinvested dividend income................     $       41      $      48    $       8     $       -     $      13    $       14
  Reinvested capital gains..................              -            811            -             -            38             5
  Mortality and expense risk charge.........            (11)          (171)          (8)          (44)           (3)           (1)
                                                   --------     -----------  -----------  -------------  -----------  ------------
      Net investment income
        (loss) and capital gains............             30            688            -           (44)           48            18
                                                   --------     -----------  -----------  -------------  -----------  ------------
Realized and unrealized gains (losses):
  Net realized gains on
    redemptions of fund shares..............             71            169           14            99             2             1
  Increase (decrease) in unrealized
    appreciation on investments.............             83            921           54           (86)           (2)            3
                                                   --------     -----------  -----------  -------------  -----------  ------------
      Net realized and
        unrealized gains....................            154          1,090           68            13             -             4
                                                   --------     -----------  -----------  -------------  -----------  ------------
        Net additions (reductions)
          from operations...................            184          1,778           68           (31)           48            22
                                                   --------     -----------  -----------  -------------  -----------  ------------
Policyowner transactions:
  Net premium payments......................            663         16,198        1,193         8,025           413           124
  Transfers (to) from Fixed Account.........           (104)         2,466          204         1,664            68            52
  Policy loans..............................            (36)          (187)          (2)           (8)            -             -
  Loan collateral interest crediting........              1              6            -             -             -             -
  Surrenders................................            (35)          (395)          (5)          (64)            -             -
  Death benefits............................             (4)            (6)           -             -             -             -
  Cost of insurance charges.................           (117)        (2,268)        (130)         (804)          (39)          (15)
  Death benefit guarantee charges...........             (1)            (8)           -             -             -             -
  Monthly expense charges...................            (19)          (430)         (21)         (154)           (7)           (2)
                                                   --------     -----------  -----------  -------------  -----------  ------------
      Net additions for
        policyowner transactions............            348         15,376        1,239         8,659           435           159
                                                   --------     -----------  -----------  -------------  -----------  ------------
        Net additions
          for the year......................            532         17,154        1,307         8,628           483           181

Policyowners' Equity,
  beginning of the year.....................          1,015         11,210          301         1,485           107           114
                                                   --------     -----------  -----------  -------------  -----------  ------------
Policyowners' Equity,
  end of the year...........................     $    1,547      $  28,364    $   1,608     $  10,113     $     590    $      295
                                                   --------     -----------  -----------  -------------  -----------  ------------
                                                   --------     -----------  -----------  -------------  -----------  ------------

                          INDEPENDENT AUDITORS' REPORT



Board of Directors and Shareholder
ReliaStar Life Insurance Company
(A Wholly Owned Subsidiary of ReliaStar Financial Corp.)
Minneapolis, Minnesota



    We have audited the accompanying consolidated balance sheets of ReliaStar Life Insurance Company, formerly known as Northwestern National Life Insurance Company, and Subsidiaries as of December 31, 1996 and 1995, and the related statements of income, shareholder's equity, and cash flows for each of the two years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.



    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



    In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company and Subsidiaries as of December 31, 1996 and 1995 and the results of their operations and their cash flows for each of the two years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP



Minneapolis, Minnesota


January 31, 1997, except for Note 14,


as to which the date is February 23, 1997

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                          CONSOLIDATED BALANCE SHEETS
                                 (IN MILLIONS)



                                                                           DECEMBER 31
                                                                       --------------------
                                                                         1996
                                                                       ---------
                                                   ASSETS                           1995
                                                                                  ---------
Investments
  Fixed Maturity Securities (Amortized Cost: 1996, $8,993.5; 1995,
   $8,485.4).........................................................  $ 9,298.2  $ 9,053.7
  Equity Securities (Cost: 1996, $32.0; 1995, $34.8).................       36.9       35.9
  Mortgage Loans on Real Estate......................................    1,855.4    1,948.4
  Real Estate and Leases.............................................       77.5       97.9
  Policy Loans.......................................................      549.0      499.8
  Other Invested Assets..............................................       60.2       47.0
  Short-Term Investments.............................................       99.3      122.4
                                                                       ---------  ---------
    Total Investments................................................   11,976.5   11,805.1
Cash.................................................................       15.9       43.0
Accounts and Notes Receivable........................................      136.9      150.9
Reinsurance Receivable...............................................      199.0      162.9
Deferred Policy Acquisition Costs....................................    1,006.0      860.7
Present Value of Future Profits......................................      220.2      192.0
Property and Equipment, Net..........................................      118.2      122.6
Accrued Investment Income............................................      164.7      164.7
Other Assets.........................................................      319.5      275.0
Participation Fund Account Assets....................................      316.2      319.6
Assets Held in Separate Accounts.....................................    2,096.0    1,369.0
                                                                       ---------  ---------
    Total Assets.....................................................  $16,569.1  $15,465.5
                                                                       ---------  ---------
                                                                       ---------  ---------

                                        LIABILITIES
Future Policy and Contract Benefits..................................  $11,332.2  $11,033.2
Pending Policy Claims................................................      287.6      257.7
Other Policyholder Funds.............................................      190.6      174.4
Notes and Mortgages Payable - Unaffiliated...........................      170.8      144.6
Note Payable - Parent................................................      100.0      100.0
Income Taxes.........................................................      135.3      169.2
Other Liabilities....................................................      338.4      328.9
Participation Fund Account Liabilities...............................      316.2      319.6
Liabilities Related to Separate Accounts.............................    2,090.5    1,362.9
                                                                       ---------  ---------
    Total Liabilities................................................   14,961.6   13,890.5
                                                                       ---------  ---------

                                   SHAREHOLDER'S EQUITY
Common Stock (2.0 Million Shares Issued in 1996 and 1995)............        2.5        2.5
Additional Paid-In Capital...........................................      538.9      538.9
Net Unrealized Investment Gains......................................      140.8      246.8
Retained Earnings....................................................      925.3      786.8
                                                                       ---------  ---------
    Total Shareholder's Equity.......................................    1,607.5    1,575.0
                                                                       ---------  ---------
      Total Liabilities and Shareholder's Equity.....................  $16,569.1  $15,465.5
                                                                       ---------  ---------
                                                                       ---------  ---------



   The accompanying notes are an integral part of the consolidated financial statements.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                       CONSOLIDATED STATEMENTS OF INCOME
                                 (IN MILLIONS)



                                                                                           YEAR ENDED DECEMBER 31
                                                                                           ----------------------
                                                                                              1996        1995
                                                                                           ----------  ----------
REVENUES
Premiums.................................................................................  $    836.9  $    851.5
Net Investment Income....................................................................       937.2       890.3
Realized Investment Gains................................................................        11.2         7.4
Policy and Contract Charges..............................................................       245.9       218.5
Other Income.............................................................................        81.8        94.4
                                                                                           ----------  ----------
    Total................................................................................     2,113.0     2,062.1
                                                                                           ----------  ----------
BENEFITS AND EXPENSES
Benefits to Policyholders................................................................     1,288.3     1,321.9
Sales and Operating Expenses.............................................................       370.3       344.4
Amortization of Deferred Policy Acquisition Costs and
 Present Value of Future Profits.........................................................       113.0        90.5
Interest Expense.........................................................................        16.2        13.5
Dividends and Experience Refunds to Policyholders........................................        19.7        23.4
                                                                                           ----------  ----------
    Total................................................................................     1,807.5     1,793.7
                                                                                           ----------  ----------
Income from Continuing Operations before Income Taxes....................................       305.5       268.4
Income Tax Expense.......................................................................       105.9        94.4
                                                                                           ----------  ----------
Income from Continuing Operations........................................................       199.6       174.0
                                                                                           ----------  ----------
Loss from Discontinued Operations, Net of Tax............................................          --        (5.4)
                                                                                           ----------  ----------
    Net Income...........................................................................  $    199.6  $    168.6
                                                                                           ----------  ----------
                                                                                           ----------  ----------



   The accompanying notes are an integral part of the consolidated financial statements.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                                 (IN MILLIONS)



                                                                                          YEAR ENDED DECEMBER 31
                                                                                          ----------------------
                                                                                             1996        1995
                                                                                          ----------  ----------
COMMON STOCK
Beginning and End of Year...............................................................  $      2.5  $      2.5
                                                                                          ----------  ----------
ADDITIONAL PAID-IN CAPITAL
Beginning of Year.......................................................................       538.9       216.4
Capital Contributions from Parent.......................................................          --       322.5
                                                                                          ----------  ----------
    End of Year.........................................................................       538.9       538.9
                                                                                          ----------  ----------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
Beginning of Year.......................................................................       246.8       (79.4)
Change for the Year.....................................................................      (106.0)      326.2
                                                                                          ----------  ----------
    End of Year.........................................................................       140.8       246.8
                                                                                          ----------  ----------
RETAINED EARNINGS
Beginning of Year.......................................................................       786.8       670.2
Net Income..............................................................................       199.6       168.6
Dividends to Shareholder................................................................       (61.1)      (52.0)
                                                                                          ----------  ----------
    End of Year.........................................................................       925.3       786.8
                                                                                          ----------  ----------
Total Shareholder's Equity..............................................................  $  1,607.5  $  1,575.0
                                                                                          ----------  ----------
                                                                                          ----------  ----------



   The accompanying notes are an integral part of the consolidated financial statements.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN MILLIONS)



                                                                                          YEAR ENDED DECEMBER 31
                                                                                         ------------------------
                                                                                            1996         1995
                                                                                         -----------  -----------
OPERATING ACTIVITIES
Net Income.............................................................................  $     199.6  $     168.6
Adjustments to Reconcile Net Income to Net
 Cash Provided by Operating Activities
  Interest Credited to Insurance Contracts.............................................        500.1        500.1
  Future Policy Benefits...............................................................       (238.9)      (117.5)
  Capitalization of Policy Acquisition Costs...........................................       (196.2)      (176.6)
  Amortization of Deferred Policy Acquisition Costs and
   Present Value of Future Profits.....................................................        113.0         90.5
  Deferred Income Taxes................................................................         22.3         11.5
  Net Change in Receivables and Payables...............................................         47.2          8.5
  Other Assets.........................................................................        (48.4)       (83.4)
  Realized Investment Gains, Net.......................................................        (11.2)        (7.4)
  Other................................................................................          1.6         (3.1)
                                                                                         -----------  -----------
    Net Cash Provided by Operating Activities..........................................        389.1        391.2
                                                                                         -----------  -----------
INVESTING ACTIVITIES
Proceeds from Sales of Fixed Maturity Securities.......................................        204.1        190.5
Proceeds from Maturities or Repayment of Fixed Maturity Securities
  Available-for-Sale...................................................................        882.3        329.9
  Held-to-Maturity.....................................................................           --        415.6
Cost of Fixed Maturity Securities Acquired
  Available-for-Sale...................................................................     (1,594.7)      (971.4)
  Held-to-Maturity.....................................................................           --       (519.8)
Sales of Equity Securities, Net........................................................          5.6         31.0
Proceeds of Mortgage Loans Sold, Matured or Repaid.....................................        483.8        314.2
Cost of Mortgage Loans Acquired........................................................       (407.3)      (385.2)
Sales of Real Estate and Leases, Net...................................................         35.7         28.8
Policy Loans Issued, Net...............................................................        (49.2)       (63.0)
Sales (Purchases) of Other Invested Assets, Net........................................          (.4)        39.0
Sales (Purchases) of Short-Term Investments, Net.......................................         11.4        (56.4)
                                                                                         -----------  -----------
    Net Cash Used by Investing Activities..............................................       (428.7)      (646.8)
                                                                                         -----------  -----------
FINANCING ACTIVITIES
Deposits to Insurance Contracts........................................................      1,173.3      1,265.6
Maturities and Withdrawals from Insurance Contracts....................................     (1,133.0)    (1,015.3)
Increase in Notes and Mortgages Payable................................................         26.8         72.1
Repayment of Notes and Mortgages Payable...............................................          (.6)        (2.3)
Dividends to Shareholder...............................................................        (54.0)       (41.3)
                                                                                         -----------  -----------
    Net Cash Provided by Financing Activities..........................................         12.5        278.8
                                                                                         -----------  -----------
Increase (Decrease) in Cash............................................................        (27.1)        23.2
Cash at Beginning of Year..............................................................         43.0         19.8
                                                                                         -----------  -----------
Cash at End of Year....................................................................  $      15.9  $      43.0
                                                                                         -----------  -----------
                                                                                         -----------  -----------



   The accompanying notes are an integral part of the consolidated financial statements.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 1. CHANGES IN ACCOUNTING PRINCIPLES



    ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF



    Effective January 1, 1996, ReliaStar Life Insurance Company (ReliaStar Life) and its subsidiaries (the Company) adopted Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of." SFAS No. 121 establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. This Statement requires that long-lived assets and certain identifiable intangibles to be held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Measurement of an impairment loss for long-lived assets and identifiable intangibles that an entity expects to hold and use should be based on the fair value of the asset. Long-lived assets and certain identifiable intangibles to be disposed of must be reported at the lower of carrying amount or fair value less cost to sell. The adoption of this standard did not have a significant effect on the financial results of the Company.



    ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN



    Effective January 1, 1995, the Company adopted SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," and SFAS No. 118, "Accounting by Creditors for Impairment of a Loan -- Income Recognition and Disclosures." SFAS No. 114 and SFAS No. 118 require a company to measure impairment based upon the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. If foreclosure is probable, the measurement of impairment must be based upon the fair value of the collateral. The adoption of these standards did not have a significant effect on the financial results of the Company.



NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES



    NATURE OF OPERATIONS



    The Company is principally engaged in the business of providing life insurance and related financial services products. Through its subsidiaries, the Company issues and distributes individual life insurance and annuities; group life and health insurance; and life and health reinsurance. The Company operates primarily in the United States and, through its subsidiaries, is authorized to do business in all 50 states.



    PRINCIPLES OF CONSOLIDATION



    The consolidated financial statements include the accounts of ReliaStar Life and its subsidiaries. ReliaStar Life is a wholly owned subsidiary of ReliaStar Financial Corp. (ReliaStar). ReliaStar Life's principal subsidiaries are Northern Life Insurance Company (Northern), ReliaStar United Services Life Insurance Company (United Services), ReliaStar Bankers Security Life Insurance Company (Bankers Security) and ReliaStar Mortgage Corporation. United Services and Bankers Security were formerly known as United Services Life Insurance Company and Bankers Security Life Insurance Society, respectively. During 1995, The North Atlantic Life Insurance Company of America was merged into Bankers Security. These consolidated financial statements exclude the effects of all material intercompany transactions.



    USE OF ESTIMATES



    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



    INVESTMENTS



    Fixed maturity securities (bonds and redeemable preferred stocks) are classified as available-for-sale and are valued at fair value.



    Equity securities (common stocks and nonredeemable preferred stocks) are valued at fair value.



    Mortgage loans on real estate are carried at amortized cost less an impairment allowance for estimated uncollectible amounts.



    Investment real estate owned directly by the Company is carried at cost less accumulated depreciation and allowances for estimated losses. Investments in real estate joint ventures are accounted for using the equity method. Real estate acquired through foreclosure is carried at the lower of fair value minus estimated costs to sell or cost.



    Short-term investments are carried at amortized cost.



    Unrealized investment gains and losses of equity securities and fixed maturity securities classified as available-for-sale, net of related deferred acquisition costs (DAC), present value and future profits (PVFP) and tax effects, are accounted for as a direct increase or decrease in shareholder's equity.



    Realized investment gains and losses enter into the determination of net income. Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the change in the allowance for mortgage loans and wholly owned real estate are included with realized investment gains and losses in the Consolidated Statements of Income.



    The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets (including marketable bonds, private placements, mortgage loans and real estate investments) to identify investments where the Company has credit concerns. Investments with credit concerns include those the Company has identified as problem investments, which are issues delinquent in a required payment of principal or interest, issues in bankruptcy or foreclosure and restructured or foreclosed assets. The Company also identifies investments as potential problem investments, which are investments where the Company has serious doubts as to the ability of the borrowers to comply with the present loan repayment terms.



    PROPERTY AND EQUIPMENT



    Property and equipment are carried at cost, net of accumulated depreciation of $90.7 million and $79.8 million at December 31, 1996 and 1995, respectively. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over 35 to 50 years. Depreciation expense for 1996 and 1995 amounted to $5.9 million and $9.1 million, respectively.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    PARTICIPATION FUND ACCOUNT



    On January 3, 1989, the Commissioner of Commerce of the State of Minnesota approved a Plan of Conversion and Reorganization (the Plan) which provided, among other things, for the conversion of ReliaStar Life from a combined stock and mutual insurance company to a stock life insurance company.



    The  Plan provided  for the  establishment of  a Participation  Fund Account
(PFA) for the benefit of certain participating individual life insurance policies and annuities issued by ReliaStar Life prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets with respect to such policies are segregated in the accounting records of ReliaStar Life to assure the continuation of current policyholder dividend practices. Assets and liabilities of the PFA are presented in accordance with statutory accounting practices. Earnings derived from the operation of the PFA will inure solely to the benefit of the policies covered by the PFA and no benefit will inure to the Company. Accordingly, results of operations for the PFA are excluded from the Company's Consolidated Statements of Income. In the event that the assets of the PFA are insufficient to provide the contractual benefits guaranteed by the affected policies, ReliaStar Life must provide such contractual benefits from its general assets.



    SEPARATE ACCOUNTS



    The Company operates separate accounts. The assets (principally investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are carried at fair value.



    PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS



    RECOGNITION OF TRADITIONAL LIFE, GROUP AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS -- Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life insurance policies and certain annuities with life contingencies (immediate annuities). Life insurance premiums and immediate annuity premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and PVFP.



    RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO POLICYHOLDERS -- Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. Amounts received as payments for such contracts are not reported as premium revenues.



    Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.



    RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYHOLDERS -- Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are referred to as investment contracts. Guaranteed Investment Contracts (GICs) and certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are not reported as premium revenues.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    Revenues for investment contracts consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.



    POLICY ACQUISITION COSTS



    Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting and certain variable agency expenses.



    Costs deferred related to traditional life insurance are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.



    Costs deferred related to universal life-type policies and investment contracts are amortized over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment, surrender and expense margins.



    PRESENT VALUE OF FUTURE PROFITS



    The present value of future profits reflects the estimated fair value of the acquired insurance business in force and represents the portion of the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. The weighted average discount rate used to determine such value was approximately 15%.



    An analysis of the PVFP asset account is presented below:



                                                                                          YEAR ENDED
                                                                                         DECEMBER 31
                                                                                     --------------------
                                                                                       1996       1995
                                                                                     ---------  ---------
                                                                                        (IN MILLIONS)
Balance, Beginning of Year.........................................................  $   192.0         --
Additions Arising from Acquisitions of Life Insurance Companies....................         --  $   300.0
Imputed Interest...................................................................       16.4       17.6
Amortization.......................................................................      (37.5)     (32.6)
Impact of Net Unrealized Investment Gains and Losses...............................       49.3      (93.0)
                                                                                     ---------  ---------
Balance, End of Year...............................................................  $   220.2  $   192.0
                                                                                     ---------  ---------
                                                                                     ---------  ---------



    Based on current conditions and assumptions as to future events on acquired policies in force, the Company expects that the net amortization of the initial PVFP balance will be between 5% and 6% in each of the years 1997 through 2001. The interest rates used to determine the amount of imputed interest on the unamortized PVFP balance ranged from 5% to 8%.



    GOODWILL



    Goodwill is the excess of the amount paid to acquire a company over the fair value of the net assets acquired and is amortized on a straight-line basis over 40 years. The carrying value of goodwill is monitored for impairment of value based on the Company's estimate of future earnings. The carrying value of goodwill is reduced and a charge to income is recorded when an impairment in value is identified. No such goodwill impairment charges have been recorded.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    FUTURE POLICY AND CONTRACT BENEFITS



    Liabilities for future policy benefits for traditional life contracts are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued or, for purchased contracts, at the date of acquisition.



    Liabilities for future policy and contract benefits on universal life-type and investment contracts are based on the policy account balance.



    The liabilities for future policy and contract benefits for group disabled life reserves and long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.



    INCOME TAXES



    The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in the assets and liabilities determined on a tax return and financial statement basis.



    INTEREST RATE SWAP AGREEMENTS



    Interest rate swap agreements are used as hedges for asset/liability management of adjustable rate and short-term invested assets. The Company does not enter into any interest rate swap agreements for trading purposes. The interest rate swap transactions involve the exchange of fixed and floating rate interest payments without the exchange of underlying principal amounts and do not contain other optional provisions. The difference between amounts paid and amounts received on interest rate swaps is reflected in net investment income.



    INTEREST RATE FUTURES CONTRACTS



    Futures contracts are used as hedges for asset/liability management of fixed maturity securities and liabilities arising from GICs. Realized and unrealized gains and losses on futures contracts are deferred and amortized over the life of the hedged asset or liability.



NOTE 3. ACQUISITION


    On January 17, 1995, ReliaStar acquired USLICO Corporation (USLICO). USLICO was a holding company with two primary subsidiaries: United Services and Bankers Security. ReliaStar contributed all of the capital stock of United Services and Bankers Security to the Company. The acquisition was accounted for using the purchase method of accounting and, therefore, the consolidated financial statements include the accounts of United Services and Bankers Security since the date of acquisition. At the acquisition date, goodwill totaling $44.3 million was recorded, representing the excess of the amount paid and allocated to United Services and Bankers Security over the fair value of the net assets acquired.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 4. INVESTMENTS


    Investment income summarized by type of investment was as follows:



                                                                                          YEAR ENDED
                                                                                         DECEMBER 31
                                                                                     --------------------
                                                                                       1996       1995
                                                                                     ---------  ---------
                                                                                        (IN MILLIONS)
Fixed Maturity Securities..........................................................  $   709.4  $   673.4
Equity Securities..................................................................        4.1        3.1
Mortgage Loans on Real Estate......................................................      187.6      184.3
Real Estate and Leases.............................................................       18.0       16.8
Policy Loans.......................................................................       32.2       28.9
Other Invested Assets..............................................................        7.3        7.8
Short-Term Investments.............................................................        5.7        7.6
                                                                                     ---------  ---------
  Gross Investment Income..........................................................      964.3      921.9
Investment Expenses................................................................       27.1       31.6
                                                                                     ---------  ---------
  Net Investment Income............................................................  $   937.2  $   890.3
                                                                                     ---------  ---------
                                                                                     ---------  ---------



    Net pretax realized investment gains (losses) were as follows:



                                                                                           YEAR ENDED
                                                                                          DECEMBER 31
                                                                                      --------------------
                                                                                        1996       1995
                                                                                      ---------  ---------
                                                                                         (IN MILLIONS)
Net Gains (Losses) on Sales
  Fixed Maturity Securities.........................................................  $     3.2  $     3.3
  Equity Securities.................................................................        1.3       15.1
  Mortgage Loans....................................................................         .1        (.1)
  Foreclosed Real Estate............................................................        1.8         .6
  Real Estate.......................................................................        2.7        1.7
  Other.............................................................................       13.2        2.2
                                                                                      ---------  ---------
                                                                                           22.3       22.8
                                                                                      ---------  ---------
Provisions for Losses
  Fixed Maturity Securities.........................................................       (2.6)      (3.0)
  Equity Securities.................................................................         --        (.1)
  Mortgage Loans....................................................................       (3.5)      (6.3)
  Foreclosed Real Estate............................................................       (3.5)      (5.2)
  Real Estate.......................................................................       (1.1)       (.8)
  Other.............................................................................        (.4)        --
                                                                                      ---------  ---------
                                                                                          (11.1)     (15.4)
                                                                                      ---------  ---------
  Pretax Realized Investment Gains..................................................  $    11.2  $     7.4
                                                                                      ---------  ---------
                                                                                      ---------  ---------



    Gross realized investment gains of $8.7 million and $8.3 million and gross realized investment losses of $5.5 million and $5.0 million were recognized on sales of fixed maturity securities during the years ended December 31, 1996 and 1995, respectively. All 1996 and 1995 fixed maturity security sales were from the available-for-sale portfolio.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 4. INVESTMENTS (CONTINUED)


    The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:


                                                                                     DECEMBER 31, 1996
                                                                       ----------------------------------------------
                                                                                      GROSS UNREALIZED
                                                                       AMORTIZED   ----------------------
                                                                          COST       GAINS     (LOSSES)    FAIR VALUE
                                                                       ----------  ---------  -----------  ----------
                                                                                       (IN MILLIONS)
United States Government and Government Agencies and Authorities.....  $    130.8  $     6.5   $     (.1)  $    137.2
States, Municipalities and Political Subdivisions....................        56.7        2.8         (.2)        59.3
Foreign Governments..................................................        82.9        4.2         (.1)        87.0
Public Utilities.....................................................       754.6       42.2        (3.0)       793.8
Corporate Securities.................................................     5,800.4      223.9       (29.1)     5,995.2
Mortgage-Backed/Structured Finance Securities........................     2,166.0       66.0        (8.3)     2,223.7
Redeemable Preferred Stock...........................................         2.1         --         (.1)         2.0
                                                                       ----------  ---------  -----------  ----------
  Total..............................................................  $  8,993.5  $   345.6   $   (40.9)  $  9,298.2
                                                                       ----------  ---------  -----------  ----------
                                                                       ----------  ---------  -----------  ----------


                                                                                     DECEMBER 31, 1995
                                                                       ----------------------------------------------
                                                                                      GROSS UNREALIZED
                                                                       AMORTIZED   ----------------------
                                                                          COST       GAINS     (LOSSES)    FAIR VALUE
                                                                       ----------  ---------  -----------  ----------
                                                                                       (IN MILLIONS)
United States Government and Government Agencies and Authorities.....  $    172.8  $    13.2          --   $    186.0
States, Municipalities and Political Subdivisions....................        64.4        4.2   $     (.1)        68.5
Foreign Governments..................................................        82.1        6.8         (.2)        88.7
Public Utilities.....................................................       775.3       74.5         (.9)       848.9
Corporate Securities.................................................     5,330.7      392.2       (21.6)     5,701.3
Mortgage-Backed/Structured Finance Securities........................     2,058.0      102.7        (2.4)     2,158.3
Redeemable Preferred Stock...........................................         2.1         --         (.1)         2.0
                                                                       ----------  ---------  -----------  ----------
  Total..............................................................  $  8,485.4  $   593.6   $   (25.3)  $  9,053.7
                                                                       ----------  ---------  -----------  ----------
                                                                       ----------  ---------  -----------  ----------



    The amortized cost and fair value of fixed maturity securities by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                    DECEMBER 31, 1996       DECEMBER 31, 1995
                                                                  ----------------------  ----------------------
                                                                  AMORTIZED      FAIR     AMORTIZED      FAIR
                                                                     COST       VALUE        COST       VALUE
                                                                  ----------  ----------  ----------  ----------
                                                                                  (IN MILLIONS)
Due in One Year or Less.........................................  $    155.8  $    157.4  $    123.1  $    122.8
Due After One Year Through Five Years...........................     2,967.6     3,057.0     2,497.4     2,634.3
Due After Five Years Through Ten Years..........................     2,622.4     2,723.6     2,750.4     2,965.4
Due After Ten Years.............................................     1,055.3     1,108.7     1,056.5     1,172.9
Mortgage-Backed/Structured Finance Securities...................     2,192.4     2,251.5     2,058.0     2,158.3
                                                                  ----------  ----------  ----------  ----------
  Total.........................................................  $  8,993.5  $  9,298.2  $  8,485.4  $  9,053.7
                                                                  ----------  ----------  ----------  ----------
                                                                  ----------  ----------  ----------  ----------



    The fair values for the marketable bonds are determined based upon the quoted market prices for bonds actively traded. The fair values for marketable bonds without an active market are obtained

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 4. INVESTMENTS (CONTINUED)


through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds which are not considered problems are determined utilizing a commercially available pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds which are considered problems are determined though consideration of factors such as the net worth of borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in the relevant market.



    At December 31, 1996, the largest industry concentration of the private placement portfolio was financial services, where 18.6% of the portfolio was invested, and the largest industry concentration of the marketable bond portfolio was mortgage-backed/structured finance securities, where 32.2% of the portfolio was invested. At December 31, 1996, the largest geographic concentration of commercial mortgage loans was in the midwest region of the United States, where approximately 31.6% of the commercial mortgage loan portfolio was invested.



    At December 31, 1996 and 1995, gross unrealized appreciation of equity securities was $5.2 million and $3.0 million, respectively, and gross unrealized depreciation was $.3 million and $1.9 million, respectively.



    Invested assets which were nonincome producing (no income received for the 12 months preceding the balance sheet date) were as follows:



                                                                                           DECEMBER 31
                                                                                       --------------------
                                                                                         1996       1995
                                                                                       ---------  ---------
                                                                                          (IN MILLIONS)
Fixed Maturity Securities............................................................  $      .6  $      .7
Mortgage Loans on Real Estate........................................................        1.2        2.8
Real Estate and Leases...............................................................       16.0       17.6
                                                                                       ---------  ---------
  Total..............................................................................  $    17.8  $    21.1
                                                                                       ---------  ---------
                                                                                       ---------  ---------



    Allowances for losses on investments are reflected on the Consolidated Balance Sheets as a reduction of the related assets and were as follows:



                                                                                           DECEMBER 31
                                                                                       --------------------
                                                                                         1996       1995
                                                                                       ---------  ---------
                                                                                          (IN MILLIONS)
Mortgage Loans.......................................................................  $    11.7  $    12.4
Foreclosed Real Estate...............................................................       11.2       10.6
Investment Real Estate...............................................................        2.1        1.0
Other Invested Assets................................................................        2.6        2.3

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 4. INVESTMENTS (CONTINUED)


    At December 31, 1996 and 1995, the total investment in impaired mortgage loans (before allowances for credit losses), the related allowance for credit losses and the average investment related to impaired mortgage loans and the interest income recognized on impaired mortgage loans during 1996 and 1995 were as follows:



                                                                                         1996       1995
                                                                                       ---------  ---------
                                                                                          (IN MILLIONS)
Impaired Mortgage Loans
  Total Investment...................................................................  $    22.3  $    25.4
  Allowance for Credit Losses........................................................       11.7       12.4
  Average Investment.................................................................        1.9        2.0
  Interest Income Recognized.........................................................        1.4        1.7



    Increases to the allowance for credit losses account were $2.9 million and $6.3 million, and the amount of decreases to the allowance account were $3.6 million and $9.5 million for the years ended December 31, 1996 and 1995, respectively. The Company does not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. Cash receipts for interest payments are recognized as income in the period received.



    Noncash investing activities consisted of the following:



                                                                                            YEAR ENDED
                                                                                           DECEMBER 31
                                                                                       --------------------
                                                                                         1996       1995
                                                                                       ---------  ---------
                                                                                          (IN MILLIONS)
Real Estate Assets Acquired Through Foreclosure......................................  $    14.8  $    28.0
Mortgage Loans Acquired in Sales of Real Estate Assets...............................       11.2       15.3



    Effective December 31, 1995, the Company adopted the implementation guidance contained in the Financial Accounting Series Special Report, "A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities." Concurrent with the adoption of this implementation guidance, the Company reclassified all of its held-to-maturity securities to available-for-sale based upon a reassessment of the appropriateness of the classifications of all securities held at that time. The amortized cost and net unrealized appreciation of the securities reclassified were $2.42 billion and $108.1 million, respectively, at December 31, 1995.



    The components of net unrealized investment gains reported in shareholder's equity are shown below:



                                                                                        DECEMBER 31
                                                                                    --------------------
                                                                                      1996       1995
                                                                                    ---------  ---------
                                                                                       (IN MILLIONS)
Unrealized Investment Gains.......................................................  $   310.5  $   569.9
DAC/PVFP Adjustment...............................................................      (93.8)    (189.4)
Deferred Income Taxes.............................................................      (75.9)    (133.7)
                                                                                    ---------  ---------
  Net Unrealized Investment Gains.................................................  $   140.8  $   246.8
                                                                                    ---------  ---------
                                                                                    ---------  ---------

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 5. INCOME TAXES


    The income tax liability as reflected on the Consolidated Balance Sheets consisted of the following:



                                                                                        DECEMBER 31
                                                                                    --------------------
                                                                                      1996       1995
                                                                                    ---------  ---------
                                                                                       (IN MILLIONS)
Current Income Taxes..............................................................  $     7.8  $     6.4
Deferred Income Taxes.............................................................      127.5      162.8
                                                                                    ---------  ---------
  Total...........................................................................  $   135.3  $   169.2
                                                                                    ---------  ---------
                                                                                    ---------  ---------



    The provision for income taxes reflected on the Consolidated Statements of Income consisted of the following:



                                                                                             YEAR ENDED
                                                                                             DECEMBER 31
                                                                                     ---------------------------
                                                                                        1996            1995
                                                                                     -----------     -----------
                                                                                            (IN MILLIONS)
Currently Payable..................................................................  $      83.6     $      82.9
Deferred...........................................................................         22.3            11.5
                                                                                     -----------           -----
  Total............................................................................  $     105.9     $      94.4
                                                                                     -----------           -----
                                                                                     -----------           -----



    The Internal Revenue Service has completed its review of the Company's tax return for all years through 1991.



    Deferred income taxes reflect the impact for financial statement reporting purposes of "temporary differences" between the financial statement carrying amounts and tax bases of assets and liabilities. The "temporary differences" that give rise to a significant portion of the deferred tax liabilities relate to the following:



                                                                                      DECEMBER 31
                                                                                  --------------------
                                                                                    1996       1995
                                                                                  ---------  ---------
                                                                                     (IN MILLIONS)
Future Policy and Contract Benefits.............................................  $  (265.1) $  (269.7)
Investment Write-Offs and Allowances............................................      (39.0)     (35.0)
Pension and Postretirement Benefit Plans........................................       (9.0)      (8.3)
Employee Benefits...............................................................      (11.1)      (9.3)
Deferred Futures Gains..........................................................       (1.8)      (1.8)
Other...........................................................................      (50.5)     (42.0)
                                                                                  ---------  ---------
Gross Deferred Tax Asset........................................................     (376.5)    (366.1)
                                                                                  ---------  ---------
Deferred Policy Acquisition Costs...............................................      296.0      267.9
Present Value of Future Profits.................................................       92.4       99.0
Net Unrealized Investment Gains.................................................       32.1       90.2
Property and Equipment..........................................................       28.5       27.1
Real Estate Joint Ventures......................................................       12.0       12.2
Accrual of Market Discount......................................................        7.9        8.4
Policyholder Dividends..........................................................        5.2        4.4
Other...........................................................................       29.9       19.7
                                                                                  ---------  ---------
Gross Deferred Tax Liability....................................................      504.0      528.9
                                                                                  ---------  ---------
  Net Deferred Tax Liability....................................................  $   127.5  $   162.8
                                                                                  ---------  ---------
                                                                                  ---------  ---------

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 5. INCOME TAXES (CONTINUED)


    Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 1996, ReliaStar Life and its life insurance subsidiaries have accumulated approximately $51 million in their separate policyholders' surplus accounts. Deferred taxes have not been provided on this temporary difference.



    There have been no deferred taxes recorded for the unremitted equity in subsidiaries as the earnings are considered to be permanently invested or will be remitted only when tax effective to do so.



    The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:



                                                                                            YEAR ENDED
                                                                                           DECEMBER 31
                                                                                     ------------------------
                                                                                        1996         1995
                                                                                     -----------  -----------
Statutory Tax Rate.................................................................       35.0%        35.0%
Other..............................................................................        (.3)          .2
                                                                                         ---          ---
  Effective Tax Rate...............................................................       34.7%        35.2%
                                                                                         ---          ---
                                                                                         ---          ---



    Cash paid to ReliaStar for federal income taxes was $74.5 million and $90.3 million for the years ended December 31, 1996 and 1995, respectively.



NOTE 6. NOTES AND MORTGAGES PAYABLE


    A summary of notes and mortgages payable is as follows:



                                                                                        DECEMBER 31
                                                                                    --------------------
                                                                                      1996       1995
                                                                                    ---------  ---------
                                                                                       (IN MILLIONS)
Unaffiliated:
  Commercial Paper................................................................  $   146.5  $   135.6
  Bank Borrowings.................................................................       15.9         --
  Other Indebtedness -- Current Portion...........................................         .1         .1
                                                                                    ---------  ---------
    Short-Term Debt...............................................................      162.5      135.7
                                                                                    ---------  ---------
  Other Indebtedness -- Noncurrent Portion........................................        8.3        8.9
                                                                                    ---------  ---------
    Total Unaffiliated............................................................  $   170.8  $   144.6
                                                                                    ---------  ---------
                                                                                    ---------  ---------
    Note Payable to Parent........................................................  $   100.0  $   100.0
                                                                                    ---------  ---------
                                                                                    ---------  ---------



    At December 31, 1996 and 1995, other indebtedness is primarily mortgage notes assumed in connection with certain real estate investments with interest rates ranging from 6.2% to 9.6%.



    The weighted average interest rate on the commercial paper outstanding at December 31, 1996 and 1995 was 5.56% and 6.06%, respectively, with maturities ranging from 2 to 55 days at December 31, 1996.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 6. NOTES AND MORTGAGES PAYABLE (CONTINUED)


    The Company has unsecured revolving credit facilities with banks totaling $200.0 million for commercial paper back-up and general corporate purposes. At December 31, 1996, $15.9 million was borrowed under these facilities at an interest rate of 5.8%. One of the facilities requires an annual commitment fee of 1/10%.



    Principal payments required on notes and mortgages payable to unaffiliated companies in each of the next five years and thereafter are as follows:



                      (IN MILLIONS)
----------------------------------------------------------
1997 -- $162.5                                2000 -- $5.8
1998 -- $   .1                                2001 -- $1.9
1999 -- $   .2                 2002 and thereafter -- $ .3



    ReliaStar has loaned $100.0 million to ReliaStar Life under a surplus note. The original note, dated April 1, 1989, was issued in connection with ReliaStar Life's demutualization and was used to offset the surplus reduction related to the cash distribution to the mutual policyholders in the demutualization. This original note was replaced by a successor surplus note (the 1994 Note) dated November 1, 1994. The 1994 Note provides, subject to the regulatory constraints discussed below, that (i) it is a surplus note which will mature on September 15, 2003 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (ii) interest is at 6 5/8% payable semi-annually; and (iii) in the event that ReliaStar Life is in default in the payment of any required interest or principal, ReliaStar Life cannot pay cash dividends on its capital stock (all of which is owned directly by ReliaStar). The 1994 Note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce.



    Interest paid on debt was $9.3 million and $14.2 million for 1996 and 1995, respectively.



NOTE 7. EMPLOYEE BENEFIT PLANS



    PENSION PLANS



    The Company has noncontributory defined benefit retirement plans covering substantially all employees. The plans, which may be terminated as to accrual of additional benefits at any time by the Board of Directors, provide benefits to employees upon retirement.



    The benefits under the plans are based on years of service and the employee's compensation during the last five years of employment. The Company's policy is to fund the minimum required contribution necessary to meet the present and future obligations of the plans. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. Contributions are made to a tax-exempt trust. Plan assets consist principally of investments in stock and bond mutual funds, common stock and corporate bonds. Included in plan assets are 616,491 shares of ReliaStar common stock with a fair value of $35.6 million.



    The Company and ReliaStar also have unfunded noncontributory defined benefit plans providing for benefits to employees in excess of limits for qualified retirement plans and for benefits to nonemployee members of the ReliaStar Board of Directors.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 7. EMPLOYEE BENEFIT PLANS (CONTINUED)


    Net periodic pension expense for ReliaStar and its subsidiaries included the following components:



                                                                                          YEAR ENDED
                                                                                         DECEMBER 31
                                                                                     --------------------
                                                                                       1996       1995
                                                                                     ---------  ---------
                                                                                        (IN MILLIONS)
Service Cost -- Benefits Earned During the Year....................................  $     3.8  $     3.4
Interest Cost on Projected Benefit Obligation......................................       13.6       11.9
Actual Return on Plan Assets.......................................................      (23.0)     (33.7)
Net Amortization and Deferral......................................................        8.4       19.1
                                                                                     ---------  ---------
  Net Periodic Pension Expense.....................................................  $     2.8  $      .7
                                                                                     ---------  ---------
                                                                                     ---------  ---------



    The following table sets forth for ReliaStar and its subsidiaries the funded status of the plans as of December 31:



                                                                              FUNDED PLANS         UNFUNDED PLANS
                                                                          --------------------  --------------------
                                                                            1996       1995       1996       1995
                                                                          ---------  ---------  ---------  ---------
                                                                                        (IN MILLIONS)
Accumulated Benefit Obligation
  Vested................................................................  $  (164.7) $  (157.1) $   (11.8) $   (10.7)
  Nonvested.............................................................       (4.0)      (5.1)       (.5)      (1.2)
Effect of Projected Future Compensation Increases.......................      (12.7)     (10.6)      (2.1)      (2.1)
                                                                          ---------  ---------  ---------  ---------
Projected Benefit Obligation............................................     (181.4)    (172.8)     (14.4)     (14.0)
Plan Assets at Fair Value...............................................      184.9      169.9         --         --
                                                                          ---------  ---------  ---------  ---------
Plan Assets Greater (Less) Than Projected Benefit Obligation............        3.5       (2.9)     (14.4)     (14.0)
Unrecognized Net Loss and Prior Service Cost............................       19.0       24.2        5.3        6.2
Unrecognized Transition Obligation (Asset)..............................        (.4)       (.8)        --         .1
Additional Minimum Liability............................................         --         --       (3.5)      (4.2)
                                                                          ---------  ---------  ---------  ---------
  Net Pension Asset (Liability).........................................  $    22.1  $    20.5  $   (12.6) $   (11.9)
                                                                          ---------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------  ---------



    The above amounts are for ReliaStar and its subsidiaries as the Company's portion is not determinable. The net periodic pension expense relating to and billed to ReliaStar was insignificant.



    The projected benefit obligation was determined using an assumed discount rate of 7.50% and 7.25% at January 1, 1997 and 1996, respectively, and a weighted- average assumed long-term rate of compensation increase of 4.5%. The assumed long-term rate of return on plan assets was 10%.



    POSTRETIREMENT BENEFITS OTHER THAN PENSIONS



    The Company provides certain health care and life insurance benefits to retired employees (and their eligible dependents). Substantially all of the Company's employees will become eligible for those benefits if they meet specified age and service requirements and reach retirement age while working for the Company, unless the plans are terminated or amended. The postretirement health care plan is contributory, with retiree contributions adjusted annually; the life insurance plan provides a flat amount of noncontributory life benefits and optional contributory coverage.



    During 1996, the Company amended its plans to reduce the level of benefits provided to current and future retirees. The amendment resulted in a reduction of the accumulated postretirement

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 7. EMPLOYEE BENEFIT PLANS (CONTINUED)


benefit obligation for ReliaStar and its subsidiaries of approximately $9.9 million. The plan amendment will also reduce current and future net periodic postretirement benefit costs as the unrecognized prior service cost is amortized.



    The Company's postretirement health care plans currently are not funded. The
accumulated  postretirement   benefit   obligation  (APBO)   and   the   accrued
postretirement benefit liability were as follows:



                                                                                            DECEMBER 31
                                                                                        --------------------
                                                                                          1996       1995
                                                                                        ---------  ---------
                                                                                           (IN MILLIONS)
Retirees..............................................................................  $     7.3  $    10.3
Fully Eligible Active Plan Participants...............................................         .9        4.5
Other Active Plan Participants........................................................        1.6        4.9
                                                                                        ---------  ---------
  Unfunded APBO.......................................................................        9.8       19.7
Unrecognized Prior Service Cost.......................................................        8.9         .1
Unrecognized Gain (Loss)..............................................................        1.5        (.3)
                                                                                        ---------  ---------
  Accrued Postretirement Benefit Liability............................................  $    20.2  $    19.5
                                                                                        ---------  ---------
                                                                                        ---------  ---------



    Net periodic postretirement benefit costs consisted of the following components:



                                                                                               YEAR ENDED
                                                                                              DECEMBER 31
                                                                                          --------------------
                                                                                            1996       1995
                                                                                          ---------  ---------
                                                                                             (IN MILLIONS)
Service Cost -- Benefits Earned.........................................................  $      .6  $     1.2
Interest Cost on APBO...................................................................        1.0        1.3
Amortization of Prior Service Cost......................................................       (1.2)       (.1)
                                                                                          ---------        ---
  Net Periodic Postretirement Benefit Costs.............................................  $      .4  $     2.4
                                                                                          ---------        ---
                                                                                          ---------        ---



    The above amounts for 1996 are for ReliaStar and its subsidiaries as the Company's portion is not determinable. Prior period amounts reflect the Company's accrued postretirement benefit liability and net periodic postretirement benefit costs.



    The assumed health care cost trend rate used in measuring the APBO as of January 1, 1997 was 7.0%, decreasing gradually to 5.0% in the year 1999 and thereafter. The assumed health care cost trend rate used in measuring the APBO as of January 1, 1996 was 10.0%, decreasing gradually to 5.0% in the year 2010 and thereafter. The assumed discount rate used in determining the APBO was 7.50% and 7.25% at January 1, 1997 and 1996, respectively. The assumed health care cost trend rate has a significant effect on the amounts reported. For example, a one- percentage-point increase in the assumed health care cost trend rate for each year would increase the APBO as of December 31, 1996 by approximately $.3 million and 1996 net postretirement health care costs by approximately $.1 million.



    SUCCESS SHARING PLAN AND ESOP



    The Success Sharing Plan and ESOP (Success Sharing Plan) was designed to increase employee ownership and reward employees when certain Company performance objectives are met. Essentially all employees are eligible to participate in the Success Sharing Plan. The Success Sharing Plan has both qualified and nonqualified components. The nonqualified component is equal to 25% of the annual award and is paid in cash to employees. The qualified component is equal to 75% of the annual

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 7. EMPLOYEE BENEFIT PLANS (CONTINUED)


award, with 25% contributed to a deferred investment account and the remaining 50% contributed to the ESOP portion of the Success Sharing Plan. Costs charged to expense for the Success Sharing Plan were $9.4 million and $8.6 million in 1996 and 1995, respectively.



    STOCK-BASED COMPENSATION



    Officers and key employees of the Company participate in stock-based compensation plans of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations in accounting for its stock-based compensation plans. Accordingly, the Company has recorded no compensation expense for these stock-based compensation plans other than for restricted stock and performance-based awards. Had compensation cost for ReliaStar's stock option plans been determined based upon fair value at the grant date for awards under these plans consistent with the optional accounting methodology prescribed under SFAS No. 123, "Accounting for Stock-Based Compensation," ReliaStar's net income would have been reduced by approximately $2.3 million and $.9 million for the years ended December 31, 1996 and 1995, respectively. The pro forma effect on net income for 1996 and 1995 is not representative of the pro forma effect on net income in future years because it does not take into consideration pro forma compensation expense related to grants prior to 1995. The fair value of the options granted by ReliaStar during 1996 and 1995 is estimated as $9.45 and $8.64, respectively, on the date of grant using a Black-Scholes option-pricing model with the following assumptions regarding ReliaStar stock: dividend yield 2.0%, volatility ranging from .19% to .21%, risk-free interest rates of 5.1% to 5.3% for 1996 and 7.4% for 1995, and an expected life of 3.65 to 5.65 years. The Company's portion of ReliaStar's pro forma impact on net income is not determinable.



NOTE 8. RELATED PARTY TRANSACTIONS


    The Company and ReliaStar have entered into agreements whereby ReliaStar and the Company provide certain management, administrative, legal, and other services to each other. The net amounts billed resulted in the Company making payments of $28.3 million and $25.1 million to ReliaStar in 1996 and 1995, respectively. During 1996 and 1995, the Company paid dividends of $61.1 million and $52.0 million, respectively to ReliaStar consisting of cash dividends totaling $54.0 million and $41.3 million and noncash dividends of $7.1 million and $10.7 million, respectively.



NOTE 9. SHAREHOLDER'S EQUITY



    DIVIDEND RESTRICTIONS



    The ability of ReliaStar Life to pay cash dividends to ReliaStar is restricted by law or subject to approval of the insurance regulatory authorities of Minnesota. These authorities recognize only statutory accounting practices for the ability of an insurer to pay dividends to its shareholders.



    Under Minnesota insurance law regulating the payment of dividends by ReliaStar Life, any such payment must be an amount deemed prudent by ReliaStar Life's Board of Directors and, unless otherwise approved by the Commissioner of the Minnesota Department of Commerce (the Commissioner), must be paid solely from the adjusted earned surplus of ReliaStar Life. Adjusted earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds) less 25% of the amount of such earned surplus which is attributable to unrealized capital gains. Further, without approval of the Commissioner, ReliaStar Life may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (i) 10% of ReliaStar Life's statutory surplus at the prior year-end or (ii) 100% of ReliaStar Life's statutory net gain from operations (not including realized capital gains) for the prior calendar year. For 1997, the amount of dividends which can be paid by ReliaStar Life without Commissioner approval is $144.0 million.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 9. SHAREHOLDER'S EQUITY (CONTINUED)


    STATUTORY SURPLUS AND NET INCOME



    Net income of ReliaStar Life and its subsidiaries, as determined in accordance with statutory accounting practices was $150.4 million and $97.8 million for 1996 and 1995, respectively. ReliaStar Life's statutory capital and surplus was $783.4 million and $728.3 million at December 31, 1996 and 1995, respectively.



NOTE 10. REINSURANCE


    The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits. In addition, the Life and Health Reinsurance Division of ReliaStar Life assumes and cedes reinsurance on certain life and health risks as its primary business. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 1996 and 1995. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. The Company's retention limit is $500,000 per life for individual coverage and, to the extent that ReliaStar Life reinsures life policies written by Northern and Bankers Security, the limit is increased to $600,000 per life. For group coverage and reinsurance assumed, the retention is $500,000 per life with per occurrence limitations, subject to certain maximums. As of December 31, 1996, $12.5 billion of life insurance in force was ceded to other companies. The Company has assumed $38.5 billion of life insurance in force as of December 31, 1996 (including $33.3 billion of reinsurance assumed pertaining to Federal Employees' Group Life Insurance and Servicemans' Group Life Insurance). Also included in these amounts are $722.5 million of reinsurance ceded and $5.2 billion of reinsurance assumed by the Life and Health Reinsurance Division of ReliaStar Life.



    The effect of reinsurance on premiums and recoveries is as follows:



                                                                                          YEAR ENDED
                                                                                         DECEMBER 31
                                                                                     --------------------
                                                                                       1996       1995
                                                                                     ---------  ---------
                                                                                        (IN MILLIONS)
Direct Premiums....................................................................  $   609.9  $   643.8
Reinsurance Assumed................................................................      334.3      297.6
Reinsurance Ceded..................................................................     (107.3)     (89.9)
                                                                                     ---------  ---------
  Net Premiums.....................................................................  $   836.9  $   851.5
                                                                                     ---------  ---------
                                                                                     ---------  ---------
  Reinsurance Recoveries...........................................................  $    96.3  $    80.4
                                                                                     ---------  ---------
                                                                                     ---------  ---------

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 11. LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT EXPENSE


    The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:



                                                                                       1996       1995
                                                                                     ---------  ---------
                                                                                        (IN MILLIONS)
Balance at January 1...............................................................  $   369.4  $   322.9
Less Reinsurance Recoverables......................................................       81.6       59.5
                                                                                     ---------  ---------
Net Balance at January 1...........................................................      287.8      263.4
Incurred Related to:
  Current Year.....................................................................      223.5      273.1
  Prior Year.......................................................................       (5.7)      (2.7)
                                                                                     ---------  ---------
Total Incurred.....................................................................      217.8      270.4
Paid Related to:
  Current Year.....................................................................      127.8      157.0
  Prior Year.......................................................................       97.1       89.0
                                                                                     ---------  ---------
Total Paid.........................................................................      224.9      246.0
Net Balance at December 31.........................................................      280.7      287.8
Plus Reinsurance Recoverables......................................................      102.6       81.6
                                                                                     ---------  ---------
  Balance at December 31...........................................................  $   383.3  $   369.4
                                                                                     ---------  ---------
                                                                                     ---------  ---------



    The liability for unpaid accident and health claims and claim adjustment expenses is included in Future Policy and Contract Benefits on the Consolidated Balance Sheets.



NOTE 12. COMMITMENTS AND CONTINGENCIES



    LITIGATION



    The Company is a defendant in a number of lawsuits arising out of the normal course of the business of the Company, some of which include claims for punitive damages. In the opinion of management, the ultimate resolution of such litigation will not result in any material adverse impact to the operations or financial condition of the Company.



    JOINT GROUP LIFE AND ANNUITY CONTRACTS



    ReliaStar Life has issued certain participating group annuity and group life insurance contracts jointly with another insurance company. ReliaStar Life has entered into an arrangement with this insurer whereby ReliaStar Life will gradually transfer these liabilities (approximately $281.9 million at December 31, 1996) to the other insurer over a ten-year period which commenced in 1993. The terms of the arrangement specify the interest rate on the liabilities and provide for a transfer of assets and liabilities scheduled in a manner consistent with the expected cash flows of the assets allocated to support the liabilities. A contingent liability exists with respect to the joint obligor's portion of the contractual liabilities attributable to contributions received prior to July 1, 1993 in the event the joint obligor is unable to meet its obligations.



    RESERVE INDEMNIFICATION AGREEMENT



    In connection with the March 1992 sale of Chartwell Re Corporation (Chartwell), the Company and the acquiring company entered into a separate reciprocal reserve indemnification agreement with

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 12. COMMITMENTS AND CONTINGENCIES (CONTINUED)


respect to the adequacy of the loss and loss adjustment expense reserves of Chartwell. On June 28, 1996, a final settlement of the reserve indemnification agreement was reached. The Company's previous accruals for this liability were adequate.



    Amounts  previously charged  against income for  the reserve indemnification
agreement  are  presented  as   discontinued  operations  in  the   Consolidated
Statements of Income.



    FINANCIAL INSTRUMENTS



    The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, financial guarantees, futures contracts and interest rate swaps. Those instruments involve, to varying degrees, elements of credit, interest rate or liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets.



    The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and financial guarantees written is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For futures contracts and interest rate swap transactions, the contract or notional amounts do not represent exposure to credit loss. For swaps, the Company's exposure to credit loss is limited to those swaps where the Company has an unrealized gain. For futures contracts, the Company has no exposure to credit risk as the contracts are marked to market daily.



    Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.



                                                                                           CONTRACT OR NOTIONAL
                                                                                                  AMOUNT
                                                                                               DECEMBER 31
                                                                                          ----------------------
                                                                                             1996        1995
                                                                                          ----------  ----------
                                                                                              (IN MILLIONS)
Financial Instruments Whose Contract Amounts Represent Credit Risk
  Commitments to Extend Credit..........................................................  $    181.6  $     82.6
  Financial Guarantees..................................................................        40.9        41.8
Financial Instruments Whose Notional or Contract Amounts Exceed the Amount of Credit
 Risk
  Futures Contracts.....................................................................        76.6        80.4
  Interest Rate Swap Agreements.........................................................     1,109.5     1,222.5



    COMMITMENTS TO EXTEND CREDIT -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.



    FINANCIAL GUARANTEES -- Financial guarantees are conditional commitments issued by the Company guaranteeing the performance of the borrower to a third party. Those guarantees are primarily issued to support public and private commercial mortgage borrowing arrangements. The credit risk involved is essentially the same as that involved in issuing commercial mortgage loans.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 12. COMMITMENTS AND CONTINGENCIES (CONTINUED)


    ReliaStar Life is a partner in eight real estate joint ventures where it has guaranteed the repayment of loans of the partnership. As of December 31, 1996, ReliaStar Life had guaranteed repayment of $40.9 million ($41.8 million at December 31, 1995) of such loans including the portion allocable to the PFA. If any payments were made under these guarantees, ReliaStar Life would be allowed to make a claim for repayment from the joint venture, foreclose on the assets of the joint venture including its real estate investment and, in certain instances, make a claim against the joint venture's general partner.



    For certain of these partnerships, ReliaStar Life has made capital contributions from time to time to provide the partnerships with sufficient cash to meet its obligations, including operating expenses, tenant improvements and debt service. Capital contributions during 1996 and 1995 were insignificant. Further capital contributions are likely to be required in future periods for certain of the joint ventures with the guarantees. The Company cannot predict the amount of such future contributions.



    FUTURES CONTRACTS -- Futures contracts are contracts for delayed delivery of securities or money market instruments in which the seller agrees to make delivery at a specified future date of a specified instrument, at a specified price or yield. These contracts are entered into to manage interest rate risk as part of the Company's asset and liability management. Risks arise from the movements in securities values and interest rates.



    INTEREST RATE SWAP AGREEMENTS -- The Company also enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. The risks under interest rate swap agreements are generally similar to those of futures contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk.



    LEASES



    The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $13.9 million and $13.6 million for 1996 and 1995, respectively.



    Future minimum aggregate rental commitments at December 31, 1996 for operating leases were as follows:



                      (IN MILLIONS)
----------------------------------------------------------
1997 -- $7.6                                  2000 -- $4.6
1998 -- $6.8                                  2001 -- $3.9
1999 -- $5.7                   2002 and thereafter -- $4.7



NOTE 13. FAIR VALUE OF FINANCIAL INSTRUMENTS


    The following disclosures are made in accordance with the requirements of SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." SFAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available,

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 13. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.



    SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.



    The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1996 and 1995. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.



    The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:



    FIXED MATURITY SECURITIES -- The estimated fair value disclosures for debt securities satisfy the fair value disclosure requirements of SFAS No. 107 (see
Note 4).



    EQUITY SECURITIES -- Fair value equals carrying value as these securities are carried at quoted market value.



    MORTGAGE LOANS ON REAL ESTATE -- The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses, using interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.



    CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS -- The carrying amounts for these assets approximate the assets' fair values.



    OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS -- The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.



    INVESTMENT CONTRACT LIABILITIES -- The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.



    The fair value for GICs was estimated using discounted cash flow analyses. The discount rate used was based upon current industry offering rates on GICs of similar durations.



    The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.



    The carrying amounts reported for other investment contracts, which includes participating pension contracts and retirement plan deposits, approximate those liabilities' fair value.



    CLAIM AND OTHER DEPOSIT FUNDS -- The carrying amounts for claim and other deposit funds approximate the liabilities' fair value.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 13. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


    NOTES AND MORTGAGES PAYABLE -- The fair value for the note payable to ReliaStar was based upon the quoted market price of the related ReliaStar publicly traded debt. For other debt obligations, discounted cash flow analyses were used. The discount rate was based upon the Company's estimated current incremental borrowing rates.



    OTHER FINANCIAL INSTRUMENTS REPORTED AS LIABILITIES -- The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.



    FINANCIAL GUARANTEES -- The fair values for financial guarantees were estimated using discounted cash flow analyses based upon the expected future net amounts to be expended. The estimated net amounts to be expended were determined based on projected cash flows and a valuation of the underlying collateral.



    INTEREST RATE SWAPS -- The fair value for interest rate swaps was estimated using discounted cash flow analyses. The discount rate was based upon rates currently being offered for similar interest rate swaps available from similar counterparties.



    The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 1996 and 1995 are as follows:



                                                                           1996                      1995
                                                                 ------------------------  ------------------------
                                                                  CARRYING       FAIR       CARRYING       FAIR
                                                                   AMOUNT        VALUE       AMOUNT        VALUE
                                                                 -----------  -----------  -----------  -----------
                                                                                   (IN MILLIONS)
Financial Instruments Recorded as Assets
  Fixed Maturity Securities....................................  $   9,298.2  $   9,298.2  $   9,053.7  $   9,053.7
  Equity Securities............................................         36.9         36.9         35.9         35.9
  Mortgage Loans on Real Estate
    Commercial.................................................      1,359.6      1,391.9      1,465.0      1,525.8
    Residential and Other......................................        495.8        507.4        483.4        496.1
  Policy Loans.................................................        549.0        549.0        499.8        499.8
  Cash and Short-Term Investments..............................        115.2        115.2        165.4        165.4
  Other Financial Instruments Recorded as Assets...............        534.7        534.7        503.3        503.3
Financial Instruments Recorded as Liabilities
  Investment Contracts
    Deferred Annuities.........................................     (6,970.9)    (6,547.9)    (6,704.9)    (6,285.6)
    GICs.......................................................        (74.7)      (102.0)      (115.0)      (148.6)
    Supplementary Contracts and Immediate Annuities............       (134.5)      (131.4)       (99.8)       (99.7)
    Other Investment Contracts.................................       (488.3)      (488.3)      (529.2)      (529.2)
  Claim and Other Deposit Funds................................       (123.6)      (123.6)      (114.9)      (114.9)
  Notes and Mortgages Payable..................................       (169.8)      (170.4)      (243.6)      (244.4)
  Other Financial Instruments Recorded as Liabilities..........       (229.0)      (229.0)      (224.8)      (224.8)
Off-Balance Sheet Financial Instruments
  Financial Guarantees.........................................           --         (4.5)          --         (4.6)
  Interest Rate Swaps..........................................           --         10.8           --         42.7



    Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES


            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)



NOTE 13. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.



    Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.



NOTE 14. SUBSEQUENT EVENT


    On February 23, 1997, ReliaStar signed a definitive agreement to acquire and merge Security-Connecticut Corporation (SRC) into ReliaStar. SRC is a holding company with two primary subsidiaries: Security-Connecticut Life Insurance Company of Avon, Connecticut, and Lincoln Security Life Insurance Company of Brewster, New York. As of December 31, 1996, SRC had assets of $2.3 billion and total shareholders' equity of $355 million. Completion of the merger is expected in the second or third quarter of 1997, and is subject to normal closing conditions, including approval by SRC shareholders and various regulatory approvals. The acquisition will be accounted for as a purchase and SRC's two life insurance company subsidiaries will be contributed to the Company by ReliaStar.

                                   APPENDIX A
                               THE FIXED ACCOUNT

    The Fixed Account consists of all of our assets other than those in our separate accounts. We have complete ownership and control of all of the assets of the Fixed Account.

    Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account has not been registered under these acts. Neither the Fixed Account nor any interest in it is subject to the provisions of these acts and as a result the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. However, disclosures relating to the Fixed Account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    We guarantee both principal and interest on amounts credited to the Fixed Account. We credit interest at an effective annual rate of at least 4%, independent of the investment experience of the Fixed Account. From time to time, we may guarantee interest at a rate higher than 4%.

    ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR A GIVEN YEAR.

    We do not use a specific formula for determining excess interest credits. However, we consider the following:

    - General economic trends,

    - Rates of return currently available on our investments,

    - Rates of return anticipated in our investments, Regulatory and tax factors, and

    - Competitive factors.

    We are not aware of any statutory limitations to the maximum amount of interest we may credit and our Board of Directors has not set any limitations.

    The Fixed Accumulation Value of the Policy is the sum of the Net Premiums credited to the Fixed Account. It is increased by transfers and Loan Amounts from the Variable Account, and interest credits. It is decreased by Monthly Deductions and partial withdrawals taken from the Fixed Account and transfers to the Variable Account. The Fixed Accumulation Value will be calculated at least monthly on the monthly anniversary date.

    You may transfer all or part of your Fixed Accumulation Value to the Sub-Accounts of the Variable Account, subject to the following transfer limitations:

    - The request to transfer must be postmarked no more than 30 days before the Policy Anniversary and no later than 30 days after the Policy Anniversary. Only one transfer is allowed during this period.

    - The Fixed Accumulation Value after the transfer must be at least equal to the Loan Amount.

    - No more than 50% of the Fixed Accumulation Value (minus any Loan Amount) may be transferred unless the balance, after the transfer, would be less than $1,000. If the balance would be less than $1,000, the full Fixed Accumulation Value (minus any Loan Amount) may be transferred.

    - You must transfer at least:

        --  $500, or

        --   the total Fixed Accumulation Value  (minus any Loan Amount) if less than $500.

    We make the Monthly Deduction from your Fixed Accumulation Value in proportion to the total Accumulation Value of the Policy.

    The Surrender Charge described in the Prospectus applies to the total Accumulation Value, which includes the Fixed Accumulation Value. If the Owner surrenders the Policy for its Cash Surrender Value, the Fixed Accumulation Value will be reduced by any applicable Surrender Charge, any Loan Amount and unpaid Monthly Deductions applicable to the Fixed Account.

                                   APPENDIX B
                       CALCULATION OF ACCUMULATION VALUE

    The Accumulation Value of the Policy is equal to the sum of the Variable Accumulation Value plus the Fixed Accumulation Value.

VARIABLE ACCUMULATION VALUE
    The Variable Accumulation Value is the total of your values in each Sub-Account. The value for each Sub-Account is equal to:

A multiplied by B, where:

A
is your current number of Accumulation Units (described below).

B
is the current Unit Value (described below).

    The Variable Accumulation Value will vary from Valuation Date to Valuation Date (described below) reflecting changes in A and B above.

    ACCUMULATION UNITS. When transactions are made which affect the Variable Accumulation Value, dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is found by dividing the dollar amount of the transaction by the current Unit Value.

    The number of Accumulation Units for a Sub-Account increases when:

    - Net Premiums are credited to that Sub-Account; or

    - Transfers from the Fixed Account or other Sub-Accounts are credited to that Sub-Account.

    The number of Accumulation Units for a Sub-Account decreases when:

    - You take out a Policy loan from that Sub-Account;

    - You take a partial withdrawal from that Sub-Account;

    - We take a portion of the Monthly Deduction or the Mortality and Expense Risk Charge from that Sub-Account; or

    - Transfers are made from that Sub-Account to the Fixed Account or other Sub-Accounts.

    UNIT VALUE. The Unit Value for a Sub-Account on any Valuation Date is equal to the previous Unit Value times the Net Investment Factor for that Sub-Account (described below) for the Valuation Period (described below) ending on that Valuation Date. The Unit Value was initially set at $10 when the Sub-Account first purchased Fund shares.

    NET INVESTMENT FACTOR. The Net Investment Factor is a number that reflects charges to the Policy and the investment performance during a Valuation Period of the Fund in which a Sub-Account is invested. If the Net Investment Factor is greater than one, the Unit Value is increased. If the Net Investment Factor is less than one, the Unit Value is decreased. The Net Investment Factor for a Sub-Account is determined by dividing A by B and then subtracting C from the result,

(A DIVIDED BY B) - C, where:

A
is the result of:

    - the net asset value per share of the Fund shares in which the Sub-Account invests, determined at the end of the current Valuation Period;

    - plus the per share amount of any dividend or capital gain distributions made on the Fund shares in which the Sub-Account invests during the current Valuation Period;

    - plus or minus a per share charge or credit for any taxes reserved which we determine has resulted from the investment operations of the Sub-Account and to be applicable to the Policy.

B
is the result of:

    - the net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

    - plus or minus a per share charge or credit for any taxes reserved for during the last prior Valuation Period which we determine resulted from the investment operations of the Sub-Account and was applicable to the Policy.

C
is a factor representing the Mortality and Expense Risk Charge deducted from the Sub-Account (see "Deductions and Charges -- Charges Against the Variable Account"), which factor is equal, on an annual basis, to .80 of 1% (.80%) of the daily net asset value of the Sub-Account.


    VALUATION DATE; VALUATION PERIOD. A Valuation Date is each day the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date and ending at the close of business on the next Valuation Date.


FIXED ACCUMULATION VALUE
    The Fixed Accumulation Value on the Policy Date is your Net Premium credited to the Fixed Account on that date minus the Monthly Deduction applicable to the Fixed Accumulation Value for the first Policy Month.

    After the Policy Date, the Fixed Accumulation Value is calculated as:

A + B + C + D - E - F, where:

A
is the Fixed Accumulation Value on the preceding Monthly Anniversary, plus interest from the Monthly Anniversary to the date of the calculation.

B
is the total of your Net Premiums credited to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date premiums are credited to the date of the calculation.

C
is the total of your transfers from the Variable Account to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

D
is the total of your Loan Amounts transferred from the Variable Account since the preceding Monthly Anniversary.

E
is the total of your transfers to the Variable Account from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

F
is the total of your partial withdrawals from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of withdrawal to the date of the calculation.

    If the date of the calculation is a Monthly Anniversary, we also reduce the Fixed Accumulation Value by the applicable Monthly Deduction for the Policy Month following the Monthly Anniversary.

    The minimum interest rate applied in the calculation of the Fixed Accumulation Value is an effective annual rate of 4%. Interest in excess of the minimum rate may be applied in the calculation of your Fixed Accumulation Value in a manner which our Board of Directors determines.

                                   APPENDIX C
            ILLUSTRATION OF ACCUMULATION VALUES, SURRENDER CHARGES,
                   CASH SURRENDER VALUES, AND DEATH BENEFITS

    The following tables illustrate how the Accumulation Values, Cash Surrender Values, and Death Benefits of a Policy may change with the investment experience of the Variable Account. In addition, the tables illustrate the levels of the Surrender Charges which would be imposed if the Policy lapses or was surrendered in the years indicated. The tables show how the Accumulation Values, Cash Surrender Values, and Death Benefits of a Policy issued to an Insured of a given Age (who pays the given Planned Periodic Premiums annually) would vary over time if the investment return on the assets held in the Funds were a uniform, gross, after-tax, annual rate of 0 percent, 6 percent, or 12 percent. The tables on pages C-3 through C-14 illustrate a Policy issued to either a male Age 30 or a male Age 45 (as indicated in each table), in a standard Rate Class, and qualifying for the non-smoker rate. The Accumulation Values, Cash Surrender Values, and Death Benefits would be lower if the Insured were in a substandard Rate Class or did not qualify for the non-smoker discount because the cost of insurance would be increased. The Accumulation Values, Cash Surrender Values, and Death Benefits would be different from those shown if the gross annual investment returns averaged 0 percent, 6 percent, and 12 percent over a period of years, but fluctuated above and below those averages for individual Policy Years.

    The second column of the tables shows the accumulated value of the premiums paid at the stated interest rate. The third and fourth columns illustrate the Accumulation Value of the Policy over the designated period. The Accumulation Value is the total amount that a Policy provides for investment at any time. The fifth and sixth columns illustrate the Surrender Charges that would apply if the Policy was surrendered at the end of the designated period. The seventh and eighth columns illustrate the Cash Surrender Value of a Policy over the designated period. The Cash Surrender Value is equal to the Accumulation Value less any Surrender Charges, Loan Amount (assumed to be 0 in these illustrations) and unpaid Monthly Deductions (also assumed to be 0 in these illustrations). The last two columns illustrate the Death Benefit of a Policy over the designated period. The third, fifth, seventh and ninth columns assume that throughout the life of the Policy, the monthly charge for the cost of insurance is based upon the current cost-of-insurance rates. The fourth, sixth, eighth and tenth columns assume that the monthly charge for the cost of insurance is based on the maximum level permitted under the Policy. These maximum allowable rates are based on 100% of the 1980 Commissioners Standard Ordinary Mortality Table. The death benefit values also vary between tables depending upon whether the Level Amount Death Benefit Option (Tables at pages C-3 through C-8) or the Variable Amount Death Benefit Option (Tables at pages C-9 through C-14) is illustrated.


    The amounts shown for  the Accumulation Values,  Cash Surrender Values,  and
Death Benefits reflect the fact that the net investment return of the Sub-Accounts of the Variable Account is lower than the gross, after-tax return on the assets held in the Funds as a result of the Funds' operating expenses and charges made against the Sub-Accounts. The values shown take into account the daily total operating expenses paid by the portfolios of VIP and VIP II, and the four funds of Putnam Variable Trust, which together are assumed to be at an average annual rate of 0.63% for all years. This figure is derived based on an average of the Funds' (investment choices under the policy) current operating expenses net of any limitations on such expenses paid by the Funds. In addition, the daily charge to each Sub-Account for assuming mortality and expense risks has been deducted (which is equivalent to a charge at an annual rate of 0.80% of the average assets of the Sub-Accounts). After deduction of these amounts, the illustrated gross annual investment rates of return of 0 percent, 6 percent, and 12 percent correspond to approximate net annual rates of -1.43%, 4.57%, and 10.57%, respectively. Hypothetical Cash Surrender Value, Accumulation Values and the Death Benefit may be lower without the expense reimbursement. Expense reimbursements are voluntary. While it is currently anticipated that the expense reimbursements will be continued past the current year, there is no assurance of ongoing reimbursement.


    The hypothetical values shown in the tables do not reflect any charges for Federal income taxes attributable to the Variable Account because we do not currently make any such charges. However, such charges may be made in the future and, in that event, the gross annual investment return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the Death Benefits and values illustrated. (See section entitled "Federal Tax Matters" in the Prospectus).

    The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Variable Account, and if no Policy loans have been made. The tables are also based on the assumptions that the Policy owner has not requested an increase or decrease in the Face Amount, that no partial withdrawals have been made, that no transfers have been made, no transfer charges incurred, and total operating expenses of the Funds continue as anticipated. Actual results will depend on the expenses and performance of the investment choice made by the owner.

    Upon request, we will provide a comparable illustration based upon the proposed Insured's Age, sex, underwriting classification, the Face Amount and Planned Periodic Premium schedule requested, and any available riders requested.

                        RELIASTAR LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                               MALE ISSUE AGE: 30
                                   NON-SMOKER
                             $922.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                           LEVEL DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 0%



                                          GUARANTEED COSTS                                 CURRENT COSTS
                            ---------------------------------------------  ---------------------------------------------
                             ACCUMULATION     CASH SURRENDER      DEATH     ACCUMULATION     CASH SURRENDER      DEATH
  POLICY      ACCUMULATED        VALUE             VALUE         BENEFIT        VALUE             VALUE         BENEFIT
   YEAR         PREMIUM         (1) (2)           (1) (2)        (1) (2)       (1) (2)           (1) (2)        (1) (2)
-----------  -------------  ---------------  -----------------  ---------  ---------------  -----------------  ---------
     1               968             626                 0        100,000*          651                 0        100,000*
     2             1,985           1,240                64        100,000         1,290               114        100,000
     3             3,052           1,839               341        100,000         1,918               420        100,000
     4             4,173           2,423               925        100,000         2,532             1,034        100,000
     5             5,349           2,990             1,492        100,000         3,135             1,637        100,000
     6             6,585           3,538             2,190        100,000         3,723             2,375        100,000
     7             7,882           4,067             2,868        100,000         4,298             3,100        100,000
     8             9,245           4,571             3,523        100,000         4,858             3,809        100,000
     9            10,675           5,054             4,155        100,000         5,303             4,504        100,000
    10            12,177           5,509             4,760        100,000         5,930             5,181        100,000
    11            13,754           5,936             5,337        100,000         6,441             5,841        100,000
    12            15,409           6,333             5,884        100,000         6,932             6,482        100,000
    13            17,148           6,700             6,400        100,000         7,402             7,103        100,000
    14            18,973           7,033             6,883        100,000         7,850             7,700        100,000
    15            20,890           7,331             7,331        100,000         8,274             8,274        100,000
    20            32,011           8,247             8,247        100,000         9,989             9,989        100,000
    AGE
    60            64,320           5,323             5,323        100,000        10,401            10,401        100,000
    65            87,439               0                 0              0         7,990             7,990        100,000
    70           116,946               0                 0              0         2,623             2,623        100,000
    **


--------------------------------------------------------------------------------
(1) Assumes a $922.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Policy terminates prior to Age 75.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE
DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                               MALE ISSUE AGE: 30
                                   NON-SMOKER
                             $922.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                           LEVEL DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 6%



                                          GUARANTEED COSTS                               CURRENT COSTS
                            ---------------------------------------------  -----------------------------------------
                             ACCUMULATION     CASH SURRENDER      DEATH    ACCUMULATION   CASH SURRENDER     DEATH
  POLICY      ACCUMULATED        VALUE             VALUE         BENEFIT       VALUE           VALUE        BENEFIT
   YEAR         PREMIUM         (1) (2)           (1) (2)        (1) (2)      (1) (2)         (1) (2)       (1) (2)
-----------  -------------  ---------------  -----------------  ---------  -------------  ---------------  ---------
     1               968             671                 0        100,000*         696               0       100,000*
     2             1,985           1,369               193        100,000        1,423             247       100,000
     3             3,052           2,093               595        100,000        2,180             682       100,000
     4             4,173           2,844             1,346        100,000        2,967           1,469       100,000
     5             5,349           3,621             2,123        100,000        3,787           2,289       100,000
     6             6,585           4,423             3,075        100,000        4,640           3,292       100,000
     7             7,882           5,249             4,051        100,000        5,527           4,329       100,000
     8             9,245           6,099             5,051        100,000        6,449           5,400       100,000
     9            10,675           6,971             6,073        100,000        7,405           6,507       100,000
    10            12,177           7,866             7,117        100,000        8,398           7,649       100,000
    11            13,754           8,781             8,182        100,000        9,426           8,827       100,000
    12            15,409           9,715             9,266        100,000       10,491          10,042       100,000
    13            17,148          10,670            10,370        100,000       11,593          11,294       100,000
    14            18,973          11,642            11,492        100,000       12,732          12,582       100,000
    15            20,890          12,632            12,632        100,000       13,908          13,908       100,000
    20            32,011          17,841            17,841        100,000       20,366          20,366       100,000
    AGE
    60            64,320          28,401            28,401        100,000       36,326          36,326       100,000
    65            87,439          32,401            32,401        100,000       45,929          45,929       100,000
    70           116,946          33,488            33,488        100,000       56,993          56,993       100,000
    75           154,606          27,450            27,450        100,000       69,922          69,992       100,000
    80           202,670           2,085             2,085        100,000       86,172          86,172       100,000
    85           264,013               0                 0              0      109,722         109,722       115,209
    90           342,305               0                 0              0      138,231         138,231       145,143
    95           442,227               0                 0              0      174,072         174,702       175,813


--------------------------------------------------------------------------------
(1) Assumes a $922.00 premium (which exceeds the annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender value is zero.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                               MALE ISSUE AGE: 30
                                   NON-SMOKER
                             $922.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                           LEVEL DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 12%



                                       GUARANTEED COSTS                           CURRENT COSTS
                            ---------------------------------------  ---------------------------------------
                            ACCUMULATION  CASH SURRENDER    DEATH    ACCUMULATION  CASH SURRENDER    DEATH
  POLICY      ACCUMULATED      VALUE          VALUE        BENEFIT      VALUE          VALUE        BENEFIT
   YEAR        PREMIUMS       (1) (2)        (1) (2)       (1) (2)     (1) (2)        (1) (2)       (1) (2)
-----------  -------------  ------------  --------------  ---------  ------------  --------------  ---------
     1               968            716              0      100,000*         742              4      100,000
     2             1,985          1,504            328      100,000        1,561            385      100,000
     3             3,052          2,370            872      100,000        2,464            966      100,000
     4             4,173          3,321          1,823      100,000        3,458          1,960      100,000
     5             5,349          4,364          2,866      100,000        4,555          3,057      100,000
     6             6,585          5,508          4,160      100,000        5,763          4,415      100,000
     7             7,882          6,761          5,563      100,000        7,095          5,896      100,000
     8             9,245          8,132          7,084      100,000        8,562          7,513      100,000
     9            10,675          9,635          8,737      100,000       10,179          9,280      100,000
    10            12,177         11,281         10,532      100,000       11,959         11,210      100,000
    11            13,754         13,081         12,484      100,000       13,922         13,323      100,000
    12            15,409         15,057         14,607      100,000       16,084         15,634      100,000
    13            17,148         17,222         16,922      100,000       18,466         18,167      100,000
    14            18,973         19,596         19,446      100,000       21,091         20,941      100,000
    15            20,890         22,204         22,204      100,000       23,985         23,985      100,000
    20            32,011         39,776         39,776      100,000       43,629         43,629      100,000
    AGE
    60            64,320        116,078        116,078      155,545      129,094        129,094      172,986
    65            87,439        192,458        192,458      234,800      215,432        215,432      262,828
    70           116,946        314,883        314,883      365,265      355,678        355,678      412,587
    75           154,606        512,698        512,698      548,587      584,367        584,367      625,273
    80           202,670        837,360        837,360      879,229      960,325        960,325    1,008,342
    85           264,013      1,350,756      1,350,756    1,418,294    1,564,553      1,564,553    1,642,781
    90           342,305      2,144,479      2,144,479    2,251,703    2,523,457      2,523,457    2,649,631
    95           442,227      3,436,628      3,436,628    3,470,995    4,093,150      4,093,150    4,134,082


--------------------------------------------------------------------------------
(1) Assumes a $922.00 premium (which exceeds the annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE
DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                               MALE ISSUE AGE: 30
                                   NON-SMOKER
                             $922.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 0%



                                        Guaranteed Costs                                 Current Costs
                          ---------------------------------------------  ---------------------------------------------
                           Accumulation     Cash Surrender      Death     Accumulation     Cash Surrender      Death
 Policy      Premiums          Value             Value         Benefit        Value             Value         Benefit
  Year      Accumulated       (1) (2)           (1) (2)        (1) (2)       (1) (2)           (1) (2)        (1) (2)
---------  -------------  ---------------  -----------------  ---------  ---------------  -----------------  ---------
    1              968             625                 0        100,625*          650                 0        100,650*
    2            1,985           1,236                60        101,237         1,287               111        101,287
    3            3,052           1,831               333        101,833         1,911               413        101,912
    4            4,173           2,411               913        102,411         2,522             1,024        102,522
    5            5,349           2,971             1,473        102,972         3,119             1,621        103,119
    6            6,585           3,512             2,164        103,513         3,701             2,353        103,701
    7            7,882           4,030             2,832        104,031         4,268             3,070        104,269
    8            9,245           4,525             3,476        104,526         4,819             3,771        104,820
    9           10,675           4,994             4,095        104,994         5,353             4,455        105,354
   10           12,177           5,433             4,684        105,434         5,869             5,120        105,870
   11           13,754           5,842             5,243        105,843         6,366             5,767        106,366
   12           15,409           6,218             5,769        106,219         6,842             6,392        106,842
   13           17,148           6,561             6,262        106,562         7,295             6,995        107,295
   14           18,973           6,867             6,717        106,868         7,722             7,573        107,723
   15           20,890           7,135             7,135        107,136         8,124             8,124        108,125
   20           32,011           7,840             7,840        107,841         9,679             9,679        109,679
   AGE
   60           64,320           4,192             4,192        104,142         9,415             9,415        109,415
   65           87,439               0                 0              0         6,468             6,468        106,468
   70          116,946               0                 0              0           656               656        101,657
   **


--------------------------------------------------------------------------------
(1) Assumes a $922.00 premium (which exceeds the annualized Minimum Monthly Premium) is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the policy remains in force even though the Cash Surrender Value is zero.

 ** Policy terminates prior to Age 75.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE
DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                               MALE ISSUE AGE: 30
                                   NON-SMOKER
                             $922.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 6%



                                        Guaranteed Costs                                 Current Costs
                          ---------------------------------------------  ---------------------------------------------
                           Accumulation     Cash Surrender      Death     Accumulation     Cash Surrender      Death
 Policy      Premiums          Value             Value         Benefit        Value             Value         Benefit
  Year      Accumulated       (1) (2)           (1) (2)        (1) (2)       (1) (2)           (1) (2)        (1) (2)
---------  -------------  ---------------  -----------------  ---------  ---------------  -----------------  ---------
    1              968             670                 0        100,670*          695                 0        100,696*
    2            1,985           1,365               189        101,365         1,419               243        101,420
    3            3,052           2,085               587        102,085         2,172               674        102,173
    4            4,173           2,830             1,332        102,830         2,954             1,456        102,955
    5            5,349           3,598             2,100        103,598         3,767             2,269        103,768
    6            6,585           4,389             3,041        104,390         4,611             3,263        104,612
    7            7,882           5,201             4,003        105,202         5,487             4,288        105,487
    8            9,245           6,034             4,985        106,034         6,394             5,345        106,394
    9           10,675           6,884             5,985        106,885         7,333             6,435        107,334
   10           12,177           7,751             7,002        107,752         8,305             7,556        108,305
   11           13,754           8,632             8,033        108,633         9,308             8,709        109,309
   12           15,409           9,527             9,077        109,527        10,343             9,894        110,344
   13           17,148          10,431            10,132        110,432        11,409            11,109        111,410
   14           18,973          11,346            11,196        111,346        12,504            12,355        112,505
   15           20,890          12,267            12,267        112,267        13,630            13,630        113,630
   20           32,011          16,899            16,899        116,899        19,662            19,662        119,662
   AGE
   60           64,320          23,776            23,776        123,776        32,794            32,794        132,794
   65           87,439          23,112            23,112        123,133        38,553            38,553        138,554
   70          116,946          15,868            15,868        115,868        42,206            42,206        142,207
   75          154,606               0                 0              0        40,589            40,589        140,590
   80          202,670               0                 0              0        27,665            27,665        127,666
   **


--------------------------------------------------------------------------------
(1) Assumes a $922.00 premium (which exceeds the annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Policy terminates prior to Age 85.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                               MALE ISSUE AGE: 30
                                   NON-SMOKER
                             $922.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 12%



                                      Guaranteed Costs                           Current Costs
                          ----------------------------------------  ----------------------------------------
                          Accumulation   Cash Surrender    Death    Accumulation   Cash Surrender    Death
 Policy      Premiums         Value          Value        Benefit       Value          Value        Benefit
  Year      Accumulated      (1) (2)        (1) (2)       (1) (2)      (1) (2)        (1) (2)       (1) (2)
---------  -------------  -------------  --------------  ---------  -------------  --------------  ---------
    1              968            715               0      100,715*         741               3      100,741
    2            1,985          1,500             324      101,500        1,557             381      101,558
    3            3,052          2,360             862      102,361        2,455             957      102,456
    4            4,173          3,303           1,805      103,304        3,443           1,945      103,444
    5            5,349          4,336           2,838      104,336        4,530           3,032      104,531
    6            6,585          5,464           4,116      105,465        5,726           4,377      105,726
    7            7,882          6,696           5,498      106,697        7,040           5,842      107,041
    8            9,245          8,042           6,993      108,042        8,485           7,437      108,486
    9           10,675          9,508           8,609      109,509       10,074           9,175      110,074
   10           12,177         11,107          10,358      111,108       11,819          11,070      111,819
   11           13,754         12,848          12,249      112,849       13,736          13,136      113,736
   12           15,409         14,745          14,296      114,746       15,840          15,391      115,841
   13           17,148         16,814          16,514      116,814       18,150          17,851      118,151
   14           18,973         19,066          18,916      119,066       20,685          20,535      120,685
   15           20,890         21,520          21,520      121,520       23,466          23,466      123,467
   20           32,011         37,562          37,562      137,562       41,998          41,998      141,998
   AGE
   60           64,320        100,106         100,106      200,107      118,368         118,368      218,369
   65           87,439        158,092         158,092      258,092      193,047         193,047      293,047
   70          116,946        246,629         246,629      346,629      312,426         312,426      412,426
   75          154,606        381,230         381,320      481,321      502,844         502,844      602,845
   80          202,670        585,211         585,211      685,211      805,474         805,474      905,474
   85          264,013        896,095         896,095      996,095    1,289,004       1,289,004    1,389,004
   90          342,305      1,372,464       1,372,464    1,472,464    2,066,485       2,066,485    2,169,810
   95          442,227      2,114,999       2,114,999    2,214,999    3,325,356       3,325,356    3,425,356


--------------------------------------------------------------------------------
(1) Assumes a $922.00 premium (which exceeds the annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE
DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                               MALE ISSUE AGE: 45
                                   NON-SMOKER
                            $1,925.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                           LEVEL DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 0%



                                          Guaranteed Costs                                 Current Costs
               Premiums     ---------------------------------------------  ---------------------------------------------
              Accumulated    Accumulation     Cash Surrender      Death     Accumulation     Cash Surrender      Death
  Policy         At 5%           Value             Value         Benefit        Value             Value         Benefit
   Year        Interest         (1) (2)           (1) (2)        (1) (2)       (1) (2)           (1) (2)        (1) (2)
-----------  -------------  ---------------  -----------------  ---------  ---------------  -----------------  ---------
     1             2,021           1,277                 0        100,000*        1,435                70        100,000
     2             4,144           2,504               226        100,000         2,830               551        100,000
     3             6,372           3,681               729        100,000         4,183             1,231        100,000
     4             8,712           4,806             1,854        100,000         5,496             2,544        100,000
     5            11,169           5,877             2,925        100,000         6,764             3,812        100,000
     6            13,748           6,889             4,232        100,000         7,987             5,330        100,000
     7            16,457           7,836             5,475        100,000         9,162             6,800        100,000
     8            19,301           8,715             6,648        100,000        10,288             8,222        100,000
     9            22,287           9,516             7,745        100,000        11,362             9,591        100,000
    10            25,423          10,235             8,759        100,000        12,382            10,906        100,000
    11            28,715          10,868             9,687        100,000        13,347            12,166        100,000
    12            32,173          11,410            10,525        100,000        14,253            13,367        100,000
    13            35,802          11,859            11,269        100,000        15,100            14,509        100,000
    14            39,614          12,209            11,913        100,000        15,882            15,587        100,000
    15            43,616          12,450            12,450        100,000        16,597            16,597        100,000
    20            66,835          11,541            11,541        100,000        18,890            18,890        100,000
    AGE
    75           134,290               0                 0              0        13,712            13,712        100,000
    **


--------------------------------------------------------------------------------
(1) Assumes a $1,925.00 premium (which exceeds the annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Policy terminates prior to Age 80.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE
DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                               MALE ISSUE AGE: 45
                                   NON-SMOKER
                            $1,925.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                           LEVEL DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 6%



                                          Guaranteed Costs                               Current Costs
               Premiums     ---------------------------------------------  -----------------------------------------
              Accumulated    Accumulation     Cash Surrender      Death    Accumulation   Cash Surrender     Death
  Policy         At 5%           Value             Value         Benefit       Value           Value        Benefit
   Year        Interest         (1) (2)           (1) (2)        (1) (2)      (1) (2)         (1) (2)       (1) (2)
-----------  -------------  ---------------  -----------------  ---------  -------------  ---------------  ---------
     1             2,021           1,371                 6        100,000        1,533             168       100,000
     2             4,144           2,771               492        100,000        3,116             837       100,000
     3             6,372           4,203             1,251        100,000        4,751           1,799       100,000
     4             8,712           5,666             2,714        100,000        6,438           3,486       100,000
     5            11,169           7,159             4,207        100,000        8,179           5,227       100,000
     6            13,748           8,679             6,023        100,000        9,975           7,318       100,000
     7            16,457          10,224             7,862        100,000       11,825           9,463       100,000
     8            19,301          11,788             9,721        100,000       13,731          11,665       100,000
     9            22,287          13,365            11,594        100,000       15,694          13,923       100,000
    10            25,423          14,954            13,478        100,000       17,715          16,239       100,000
    11            28,715          16,551            15,370        100,000       19,796          18,615       100,000
    12            32,173          18,155            17,269        100,000       21,939          21,053       100,000
    13            35,802          19,765            19,174        100,000       24,147          23,557       100,000
    14            39,614          21,377            21,082        100,000       26,422          26,127       100,000
    15            43,616          22,991            22,991        100,000       28,766          28,766       100,000
    20            66,835          30,748            30,748        100,000       41,542          41,542       100,000
    AGE
    75           134,290          39,770            39,770        100,000       75,631          75,631       100,000
    80           182,560          32,265            32,265        100,000      101,523         101,523       106,600
    85           244,167               0                 0              0      134,747         134,747       141,485
    90           322,794               0                 0              0      174,067         174,067       182,770
    95           423,145               0                 0              0      223,395         223,395       225,630


--------------------------------------------------------------------------------
(1) Assumes a $1,925.00 premium (which exceeds the annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender value.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE
DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                               MALE ISSUE AGE: 45
                                   NON-SMOKER
                            $1,925.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                           LEVEL DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 12%



                                        Guaranteed Costs                           Current Costs
               Premiums     ----------------------------------------  ----------------------------------------
              Accumulated   Accumulation   Cash Surrender    Death    Accumulation   Cash Surrender    Death
  Policy         At 5%          Value          Value        Benefit       Value          Value        Benefit
   Year        Interest        (1) (2)        (1) (2)       (1) (2)      (1) (2)        (1) (2)       (1) (2)
-----------  -------------  -------------  --------------  ---------  -------------  --------------  ---------
     1             2,021          1,464              99      100,000        1,631             266      100,000
     2             4,144          3,049             770      100,000        3,414           1,135      100,000
     3             6,372          4,769           1,817      100,000        5,366           2,414      100,000
     4             8,712          6,639           3,687      100,000        7,503           4,551      100,000
     5            11,169          8,672           5,720      100,000        9,844           6,892      100,000
     6            13,748         10,884           8,227      100,000       12,411           9,754      100,000
     7            16,457         13,289          10,927      100,000       15,225          12,864      100,000
     8            19,301         15,904          13,838      100,000       18,316          16,249      100,000
     9            22,287         18,753          16,982      100,000       21,712          19,940      100,000
    10            25,423         21,858          20,382      100,000       25,447          23,971      100,000
    11            28,715         25,250          24,069      100,000       29,562          28,381      100,000
    12            32,173         28,964          28,079      100,000       34,101          33,215      100,000
    13            35,802         33,044          32,453      100,000       39,116          38,525      100,000
    14            39,614         37,537          37,242      100,000       44,663          44,368      100,000
    15            43,616         42,498          42,498      100,000       50,810          50,810      100,000
    20            66,835         76,969          76,969      100,000       93,519          93,519      114,093
    AGE
    75           134,290        230,274         230,274      246,394      278,870         278,870      298,392
    80           182,560        385,581         385,581      404,860      467,659         467,659      491,042
    85           244,167        631,346         631,346      662,914      771,186         771,186      809,746
    90           322,794      1,011,569       1,011,569    1,062,148    1,253,035       1,253,035    1,315,688
    95           423,145      1,630,409       1,630,409    1,646,714    2,041,717       2,041,717    2,062,135


--------------------------------------------------------------------------------
(1) Assumes a $1,925.00 premium (which exceeds the annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE
DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                               MALE ISSUE AGE: 45
                                   NON-SMOKER
                            $1,925.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 0%



                                          Guaranteed Costs                                 Current Costs
               Premiums     ---------------------------------------------  ---------------------------------------------
              Accumulated    Accumulation     Cash Surrender      Death     Accumulation     Cash Surrender      Death
  Policy         At 5%           Value             Value         Benefit        Value             Value         Benefit
   Year        Interest         (1) (2)           (1) (2)        (1) (2)       (1) (2)           (1) (2)        (1) (2)
-----------  -------------  ---------------  -----------------  ---------  ---------------  -----------------  ---------
     1             2,021           1,269                 0        101,270*        1,430                65        101,430
     2             4,144           2,483               204        102,483         2,814               536        102,815
     3             6,372           3,638               686        103,639         4,153             1,201        104,153
     4             8,712           4,733             1,781        104,734         5,443             2,491        105,444
     5            11,169           5,764             2,812        105,765         6,683             3,731        106,683
     6            13,748           6,727             4,071        106,728         7,869             5,212        107,869
     7            16,457           7,615             5,253        107,615         8,998             6,637        108,999
     8            19,301           8,420             6,354        108,421        10,069             8,003        110,070
     9            22,287           9,135             7,364        109,136        11,078             9,307        111,078
    10            25,423           9,752             8,277        109,753        12,020            10,544        112,021
    11            28,715          10,267             9,087        110,268        12,894            11,714        112,895
    12            32,173          10,676             9,790        110,676        13,696            12,811        113,697
    13            35,802          10,972            10,382        110,973        14,424            13,834        114,424
    14            39,614          11,152            10,857        111,152        15,071            14,776        115,071
    15            43,616          11,206            11,206        111,207        15,632            15,632        115,632
    20            66,835           9,083             9,083        109,084        16,819            16,819        116,819
    AGE
    75           134,290               0                 0              0         7,605             7,605        107,606
    **


--------------------------------------------------------------------------------
(1) Assumes a $1,925.00 premium (which exceeds the annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Policy terminates prior to Age 80.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACUTAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE
DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                               MALE ISSUE AGE: 45
                                   NON-SMOKER
                            $1,925.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 6%



                                          Guaranteed Costs                                 Current Costs
               Premiums     ---------------------------------------------  ---------------------------------------------
              Accumulated    Accumulation     Cash Surrender      Death     Accumulation     Cash Surrender      Death
  Policy         At 5%           Value             Value         Benefit        Value             Value         Benefit
   Year        Interest         (1) (2)           (1) (2)        (1) (2)       (1) (2)           (1) (2)        (1) (2)
-----------  -------------  ---------------  -----------------  ---------  ---------------  -----------------  ---------
     1             2,021           1,362                 0        101,363*        1,527               163        101,528
     2             4,144           2,747               468        102,747         3,099               820        103,100
     3             6,372           4,153             1,201        104,153         4,715             1,763        104,716
     4             8,712           5,578             2,626        105,579         6,375             3,423        106,376
     5            11,169           7,019             4,067        107,015         8,078             5,126        108,078
     6            13,748           8,469             5,813        108,471         9,821             7,165        109,822
     7            16,457           9,924             7,562        109,924        11,604             9,242        111,604
     8            19,301          11,372             9,306        111,373        13,424            11,358        113,425
     9            22,287          12,806            11,034        112,806        15,279            13,508        115,279
    10            25,423          14,215            12,739        114,215        17,165            15,689        117,165
    11            28,715          15,591            14,410        115,592        19,080            17,900        119,081
    12            32,173          16,928            16,042        116,928        21,022            20,137        120,023
    13            35,802          18,217            17,626        118,217        22,988            22,397        122,988
    14            39,614          19,449            19,153        119,448        24,970            24,675        124,971
    15            43,616          20,609            20,609        120,610        26,964            26,964        126,965
    20            66,835          24,612            24,612        124,612        36,722            36,722        136,722
    AGE
    75           134,290          11,101            11,101        111,101        50,015            50,015        150,016
    80           182,560               0                 0              0        44,926            44,926        144,926
    85           244,167               0                 0              0        23,069            23,069        123,069
    **


--------------------------------------------------------------------------------
(1) Assumes a $1,925.00 premium (which exceeds the annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

  * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

 ** Policy terminates prior to Age 90.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACUTAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                        RELIASTAR LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                               MALE ISSUE AGE: 45
                                   NON-SMOKER
                            $1,925.00 ANNUAL PREMIUM
                              $100,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION
                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 12%



                                        Guaranteed Costs                            Current Costs
               Premiums     -----------------------------------------  ----------------------------------------
              Accumulated   Accumulation   Cash Surrender     Death    Accumulation   Cash Surrender    Death
  Policy         At 5%          Value           Value        Benefit       Value          Value        Benefit
   Year        Interest        (1) (2)         (1) (2)       (1) (2)      (1) (2)        (1) (2)       (1) (2)
-----------  -------------  -------------  ---------------  ---------  -------------  --------------  ---------
     1             2,021          1,454              90       101,455        1,625             261      101,626
     2             4,144          3,023             744       103,023        3,396           1,117      103,396
     3             6,372          4,712           1,760       104,713        5,325           2,373      105,325
     4             8,712          6,535           3,583       106,535        7,428           4,474      107,428
     5            11,169          8,498           5,546       108,499        9,719           6,767      109,719
     6            13,748         10,613           7,956       110,613       12,214           9,557      112,214
     7            16,457         12,885          10,523       112,885       14,930          12,568      114,930
     8            19,301         15,323          13,257       115,324       17,889          15,822      117,889
     9            22,287         17,935          16,164       117,936       21,109          19,338      121,109
    10            25,423         20,731          19,255       120,732       24,616          23,140      124,616
    11            28,715         23,726          22,542       123,723       28,435          27,254      128,435
    12            32,173         26,925          26,039       126,925       32,594          31,709      132,594
    13            35,802         30,350          29,762       130,353       37,126          36,536      137,126
    14            39,614         34,023          33,728       134,024      412,062          41,767      142,062
    15            43,616         37,952          37,952       137,952       47,439          47,439      147,440
    20            66,835         61,836          61,836       161,836       82,300          82,300      182,301
    AGE
    75           134,290        135,249         135,249       235,249      217,321         217,321      317,322
    80           182,560        184,380         184,380       284,380      339,626         339,626      439,627
    85           244,167        238,503         238,503       338,503      524,401         524,401      624,401
    90           322,794        288,076         288,076       388,076      806,441         806,441      906,441
    95           423,145        319,659         319,659       419,659    1,244,283       1,244,283    1,344,284


--------------------------------------------------------------------------------
(1) Assumes a $1,925.00 premium (which exceeds the annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACUTAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX D
                   MAXIMUM CONTINGENT DEFERRED ADMINISTRATIVE
                       CHARGES PER $1,000 OF FACE AMOUNT

Insured's Age at Policy Date or Effective
                  Date                        Charge Per $1,000 of Face Amount (Initial
  of Requested Increase, As Appropriate     Face Amount or Amount of Requested Increase)
-----------------------------------------  -----------------------------------------------
                  0-20                                        $    2.00
                   21                                              2.10
                   22                                              2.20
                   23                                              2.30
                   24                                              2.40
                   25                                              2.50
                   26                                              2.60
                   27                                              2.70
                   28                                              2.80
                   29                                              2.90
                   30                                              3.00
                   31                                              3.10
                   32                                              3.20
                   33                                              3.30
                   34                                              3.40
                   35                                              3.50
                   36                                              3.60
                   37                                              3.70
                   38                                              3.80
                   39                                              3.90
                   40                                              4.00
                   41                                              4.10
                   42                                              4.20
                   43                                              4.30
                   44                                              4.40
                   45                                              4.50
                   46                                              4.60
                   47                                              4.70
                   48                                              4.80
                   49                                              4.90
                   50                                              5.00
                   51                                              5.20
                   52                                              5.40
                   53                                              5.60
                   54                                              5.80
                   55                                              6.00
                   56                                              6.20
                   57                                              6.40
                   58                                              6.60
                   59                                              6.80
                  60-75                                            7.00

                                   APPENDIX E
                   MAXIMUM CONTINGENT DEFERRED SALES CHARGES
                           PER $1,000 OF FACE AMOUNT

                            Charge Per $1,000 of
                                    Face              Insured's Age at Policy    Charge Per $1,000 of Face
  Age at Policy Date or     Amount (Initial Face               Date                 Amount (Initial Face
    Effective Date of        Amount or Amount of       or Effective Date of         Amount or Amount of
Increase, as Appropriate     Requested Increase      Increase, as Appropriate       Requested Increase)
-----------------------------------------------------------------------------------------------------------
                              Male       Female                                     Male         Female
                0              $3.84       $3.06                    38            $   17.60     $   14.00
                1               3.86        3.09                    39                18.49         14.67
                2               3.99        3.18                    40                19.43         15.37
                3               4.12        3.28                    41                20.43         16.13
                4               4.26        3.40                    42                21.48         16.91
                5               4.42        3.52                    43                22.60         17.73
                6               4.58        3.65                    44                23.77         18.59
                7               4.77        3.78                    45                25.02         19.50
                8               4.96        3.92                    46                26.33         20.44
                9               5.16        4.06                    47                27.72         21.46
               10               5.38        4.23                    48                29.21         22.52
               11               5.61        4.40                    49                30.78         23.66
               12               5.85        4.58                    50                32.46         24.85
               13               6.09        4.77                    51                33.97         26.11
               14               6.34        4.96                    52                35.15         27.46
               15               6.60        5.16                    53                36.41         28.88
               16               6.85        5.36                    54                37.74         30.28
               17               7.11        5.59                    55                39.15         31.21
               18               7.37        5.82                    56                40.64         32.19
               19               7.64        6.05                    57                42.21         33.24
               20               7.91        6.30                    58                43.90         34.38
               21               8.21        6.56                    59                44.75         35.61
               22               8.52        6.83                    60                44.29         36.95
               23               8.86        7.13                    61                44.02         38.60
               24               9.23        7.43                    62                43.75         40.37
               25               9.62        7.76                    63                43.47         42.24
               26              10.03        8.09                    64                43.18         44.00
               27              10.47        8.46                    65                42.86         43.60
               28              10.94        8.84                    66                42.54         43.16
               29              11.45        9.24                    67                42.22         42.70
               30              11.98        9.65                    68                41.91         42.23
               31              12.55       10.11                    69                41.63         41.78
               32              13.15       10.58                    70                41.39         41.36
               33              13.79       11.07                    71                41.18         40.96
               34              14.46       11.59                    72                40.99         40.58
               35              15.18       12.15                    73                40.80         40.20
               36              15.95       12.74                    74                40.57         39.79
               37              16.74       13.35                    75                40.31         39.35

                                   APPENDIX F
              SURRENDER CHARGE GUIDELINE PER $1,000 OF FACE AMOUNT

    The following table provides the Surrender Charge Guideline factors that are used in determining the Sales Charge Refund during the first two Policy Years or the first two years following a requested increase in Face Amount (see section entitled "Sales Charge Refund" in Prospectus). The Surrender Charge Guideline factors are based upon the provisions of Rule 6e-3(T) adopted by the Securities and Exchange Commission.

                                                                                         Surrender Charge
                                 Surrender Charge                                           Guideline
                                     Guideline                                          Per $1,000 of Face
  Insured's Age at Policy    Per $1,000 of Face Amount    Insured's Age at Policy             Amount
           Date               (Initial Face Amount or              Date              (Initial Face Amount or
   or Effective Date of               Amount               or Effective Date of               Amount
 Increase, as Appropriate     of Requested Increase)     Increase, as Appropriate     of Requested Increase)
-------------------------------------------------------------------------------------------------------------
                                Male         Female                                     Male        Female
                 0               $2.96        $2.36                     38              $13.54       $10.77
                 1                2.97         2.38                     39               14.23        11.29
                 2                3.07         2.45                     40               14.95        11.83
                 3                3.17         2.53                     41               15.72        12.41
                 4                3.28         2.62                     42               16.53        13.01
                 5                3.40         2.71                     43               17.39        13.64
                 6                3.53         2.81                     44               18.29        14.30
                 7                3.67         2.91                     45               19.25        15.00
                 8                3.82         3.02                     46               20.26        15.73
                 9                3.97         3.13                     47               21.33        16.51
                10                4.14         3.26                     48               22.47        17.33
                11                4.32         3.39                     49               23.68        18.20
                12                4.50         3.53                     50               24.97        19.12
                13                4.69         3.67                     51               26.33        20.09
                14                4.88         3.82                     52               27.78        21.13
                15                5.08         3.97                     53               29.32        22.22
                16                5.27         4.13                     54               30.96        23.37
                17                5.47         4.30                     55               32.69        24.60
                18                5.67         4.48                     56               34.53        25.91
                19                5.88         4.66                     57               36.49        27.30
                20                6.09         4.85                     58               38.57        28.80
                21                6.32         5.05                     59               40.80        30.42
                22                6.56         5.26                     60               43.18        32.16
                23                6.82         5.49                     61               45.72        34.04
                24                7.10         5.72                     62               48.44        36.07
                25                7.40         5.97                     63               51.35        38.24
                26                7.72         6.23                     64               54.44        40.57
                27                8.06         6.51                     65               57.74        43.07
                28                8.42         6.80                     66               61.27        45.74
                29                8.81         7.11                     67               65.04        48.63
                30                9.22         7.43                     68               69.10        51.77
                31                9.66         7.78                     69               73.46        55.19
                32               10.12         8.14                     70               78.17        58.95
                33               10.61         8.52                     71               83.23        63.06
                34               11.13         8.92                     72               88.67        67.55
                35               11.68         9.35                     73               94.48        72.44
                36               12.27         9.80                     74              100.65        77.73
                37               12.88        10.27                     75              107.20        83.45

[LOGO]

RELIASTAR LIFE INSURANCE COMPANY
20 Washington Avenue South
Minneapolis, Minnesota 55401

SELECT*LIFE I PROSPECTUS                         N700.84K (APRIL 30, 1997)

Undertakings

                             RULE 484 UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 "REASONABLENESS" REPRESENTATION PURSUANT
        TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     The fees and charges deducted under the flexible premium variable life insurance policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company.

                                  SIGNATURES



As required by the Securities Act of 1933, Registrant certifies that it meets all of the requirements of effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 18th day of April, 1997.


                                    SELECT*LIFE VARIABLE ACCOUNT
                                             (Registrant)

                                    By RELIASTAR LIFE INSURANCE COMPANY
                                              (Depositor)

                                    By          /s/ John G. Turner
                                      ----------------------------------------
                                             John G. Turner, Chairman
                                            and Chief Executive Officer



As required by the Securities Act of 1933, Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 18th day of April, 1997.


                                    RELIASTAR LIFE INSURANCE COMPANY
                                              (Depositor)

                                    By          /s/ John G. Turner
                                      ----------------------------------------
                                             John G. Turner, Chairman
                                            and Chief Executive Officer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on this 18th day of April, 1997 by the following directors and officers of Depositor in the capacities indicated:



      /s/ John G. Turner            Chairman and Chief Executive Officer
-----------------------------------
       John G. Turner

      /s/ Wayne R. Huneke           Senior Vice President and Chief Financial
----------------------------------- Officer
       Wayne R. Huneke

     /s/ Chris D. Schreier          Second Vice President and Controller
----------------------------------- (Principal Accounting Officer)
       Chris D. Schreier


R. MICHAEL CONLEY          KENNETH U. KUK          ROBERT C. SALIPANTE
RICHARD R. CROWL           WILLIAM R. MERRIAM      DONALD L. SWANSON
JOHN H. FLITTIE                                    JOHN G. TURNER
WAYNE R. HUNEKE                                    STEVEN W. WISHART

A majority of the Board of Directors



*James E. Nelson, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar Life Insurance Company pursuant to powers of attorney duly executed by such persons.

                                               /s/ James E. Nelson
                                      ----------------------------------------
                                      James E. Nelson, Attorney-In-Fact


sigsl1c

                                PART II

                   CONTENTS OF REGISTRATION STATEMENT



This Post-Effective Amendment No. 19 to the Registration Statement comprises the following papers and documents:



     The Facing Sheet.



     The general form of Prospectus, consisting of 119 pages.


     Undertakings to file reports.* (Filed in Original S-6 Registration
        Statement on January 21, 1985).
     Representation pursuant to Paragraph (b)(13)(iii)(F) under Rule 6e-3(T).*
        (Filed in Original S-6 Registration Statement on January 21, 1985). Rule 484 Undertaking.
     Reasonableness Representation.
     The signatures.

     Written consents of the following persons:


     1.   James E. Nelson, Esquire - Filed as part of EX-99.2.

     2.   Actuary - Filed as part of EX-99.C6.


     3.   Auditors' Consent - Filed as part of EX-99.C1.


     The following exhibits:

     1. The following exhibits correspond to those required by Paragraph A of the instructions as to exhibits in Form N-8B-2:


     A.   (1)  Resolutions of Board of Directors of Northwestern National
               Life Insurance Company ("NWNL") establishing the Select*Life Variable Account.* (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899.

          (2)  Not applicable.

          (3) (a) General Distributor Agreement between Washington Square Securities, Inc. and ReliaStar. * (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899.


          (3) (b) Specimens of Selling Agreements.* (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899.

          (4)  Not applicable.
          (5) (a) Form of Policy available (together with available Policy riders).* (Filed in Post-Effective Amendment No. 11).
          (5)  (b)  Waiver of Specified Premium Rider. (Filed in
                    Post-Effective Amendment No. 15).

          (5) (c) Accelerated Benefit Rider. (Filed in Post-Effective Amendment No. 17).


          (6) (a) Amended Articles of Incorporation of ReliaStar Life Insurance Company.* (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899.)


          (6) (b) Amended By-Laws of ReliaStar Life Insurance Company.* (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-000017,
                    CIK 0000897899).

          (7)  Not applicable.

          (8) (a) Amendment to the Participation Agreement with Fidelity's Variable Insurance Products Fund. Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendment Nos.
                    1-8.* (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-
                    000017, CIK 0000897899).

          (8) (b) Amendment to the Participation Agreement with Fidelity's Variable Insurance Products Fund II. Participation Agreement with Fidelity's Variable Insurance Products
                    Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-00007, CIK 0000897899).


          (8) (c) Form of Service Agreement and Contract between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operation Company and Distributors Corporation dated January 1, 1997.


          (8) (d) Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Form of Amendment
                    No. 2.* (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-
                    00007, CIK 0000897899).

          (9)  Not applicable.

          (10) Policy Application Form. (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-00007, CIK 0000897899.)


     2. Opinion and Consent of James E. Nelson, as to the legality of the Securities being registered and consent. (See EX-99.2).

     3.   Not applicable.
     4.   Not applicable.


          EX-99.C1    Auditors' Consent.

          EX-99.C2    Not applicable.

          EX-99.C3    Not applicable.

          EX-99.C4    See EX-99.2.

          EX-99.C5    Not applicable.


          EX-99.C6    Actuarial opinion and consent.

          EX-99.D.1   (Filed in Post-Effective Amendment No. 4).

          EX-24 Powers of Attorney. (Filed as part of Select Life Variable Account S-6El24 filed on 12-23-96, Accession Number 0000897899-6-000007, CIK 0000897899.)


          EX-27       Financial Data Schedule.

     *    Previously filed.